UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of August 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Portfolio management reviews
Delaware Funds by Macquarie® national tax-free funds	August 31, 2023 (Unaudited)

Performance preview (for the year ended August 31, 2023)
Delaware Tax-Free USA Fund (Institutional Class shares)	1-year return	-0.43%
Delaware Tax-Free USA Fund (Class A shares)	1-year return	-0.72%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Institutional Class shares)	1-year return	+0.45%
Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+0.17%
Bloomberg 3-15 Year Blend Municipal Bond Index (benchmark)	1-year return	+1.68%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	-1.62%
Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	-1.92%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management reviews

Delaware Funds by Macquarie® national tax-free funds

Investment objectives

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

During the fiscal year ended August 31, 2023, there was a growing consensus that the US economy could continue to expand and potentially even achieve a “soft landing,” despite various challenges that investors anticipated could lead to a recession. These challenges included the US Federal Reserve’s cycle of rate hikes, a regional banking crisis, and concerns about the impact of China’s slowdown on the global economy.

When the fiscal year began in September 2022, the US inflation rate was down from its peak of several months earlier, but still higher than at any point since the early 1980s. Investors were concerned about the Fed’s plan to battle inflation by continuing to raise its benchmark short-term interest rate.

The Fed, which had begun sharply raising rates earlier in 2022, announced four consecutive 75-basis-point (or 0.75-percentage-point) rate increases between June and November, and signaled in November that it would start to slow the pace of rate hikes to avoid undue pressure on the US economy.

Although the central bank reiterated that more rate increases would be needed amid continued strong employment and higher-than-desired inflation, its efforts to battle inflation appeared to take root, as the pace of rising prices continued to decline throughout the rest of the fiscal period.

The Fed downshifted to a rate increase of 50 basis points in December 2022, followed by increases of 25 basis points in February, March, May, and – after pausing in June –July 2023. The central bank cited progress in slowing down inflation, which stood at an annual rate of 3.2% for the 12 months ended July 31, 2023, down from 8.3% in August 2022, as measured by the US Consumer Price Index (CPI). However, the Fed reiterated its readiness to continue raising rates, if necessary, to further slow inflation. At fiscal year end, the federal funds rate stood within a range of 5.25% to 5.50%, more than double the rate of a year earlier.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned 1.70% for the fiscal year ended August 31, 2023.

The municipal bond market experienced up-and-down performance during the fiscal year and finished in modestly positive territory.

At the start of the 12-month period, yields on municipal bonds were rising, and bond prices correspondingly falling, amid steady outflows from municipal bond mutual funds. Late in 2022 and into early 2023, however, the backdrop for municipal bonds improved. Inflation eased, and expectations grew that the

2

Fed would begin to slow the pace of interest rate hikes. This led to an improvement in the technical backdrop and a better balance between demand and supply for municipal securities.

In the final few months of the Funds’ fiscal year, as economic growth exceeded expectations and investors saw hope for a soft landing, the market’s expectations for a rate cut diminished. This led to a somewhat less favorable environment for investors.

Against this backdrop, bonds with longer and intermediate maturities, especially those with maturities ranging from 10 to 20 years, generally performed the best, outpacing their shorter- and longer-term counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally outperformed higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) lagged overall, partly from the negative impact of two underperforming categories during the fiscal year: Puerto Rico and hospital debt.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2023.

Returns by maturity
1 year	1.83%
3 years	1.12%
5 years	0.98%
10 years	2.01%
22+ years	1.45%

Returns by credit rating
AAA	1.21%
AA	1.62%
A	2.19%
BBB	2.29%
Source: Bloomberg.

Maintaining our management approach

Regardless of the underlying market environment, our investment approach remains consistent across all three Funds profiled in this report. We follow a bottom-up investment approach, meaning we rely on our team’s in-depth credit research to select securities on an issuer-by-issuer basis. In choosing tax-exempt bonds for the Funds, we prioritize securities we believe may provide the Funds’ shareholders with favorable trade-offs between their risk and upside opportunity.

In pursuing our strategy, we typically maintain relatively less exposure to highly rated, lower yielding bonds, as we believe these types of securities provide less value for shareholders. Instead, we generally see better opportunity from lower-rated, higher yielding bonds of issuers with what we believe is solid underlying credit quality. Following this approach, in both Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, we continued to prioritize bonds with lower-investment-grade credit ratings (A and BBB), while maintaining a portion of each Fund’s portfolio in high yield tax-exempt debt (bonds rated below BBB-).

At the end of the Funds’ fiscal year on August 31, 2023, approximately 42% of Delaware Tax-Free USA Fund’s net assets were invested in bonds rated A and BBB. About 38% of the net assets of Delaware Tax-Free USA Intermediate Fund were invested in these same credit tiers. Both Funds also maintained meaningful allocations to high yield municipal bonds. By prospectus, each Fund may hold up to 20% of its net assets in high yield debt.

Consistent with its mandate, Delaware National High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2023,

3

Portfolio management reviews

Delaware Funds by Macquarie® national tax-free funds

about 61% of its portfolio was held in bonds with credit ratings below BBB-, including non-rated bonds.

Responding to market conditions

Amid volatile conditions in the municipal bond market for much of this 12-month reporting period, we held a bit more cash in the Funds’ portfolios than we normally do. Our rationale was to maintain sufficient liquidity both to satisfy potential shareholder redemptions if market conditions weakened further, and to have proceeds available to take advantage of opportunities to buy bonds we found attractive at prices we believed were temporarily depressed.

At the start of the fiscal year in September 2022, the municipal bond market was close to its bottom. Bond prices had significantly fallen, while their yields were relatively high. Over the next few months, we acquired certain lower-rated, longer-duration bonds that had underperformed and, in our opinion, offered particularly attractive yields relative to their underlying credit quality.

As we entered 2023, finding these types of compelling value opportunities became more challenging as inflation slowed and economic growth eased. We gradually began to see more opportunities in April and May, as the US regional bank crisis led the market to anticipate a rise in municipal bond supply. Although these market dynamics were short-lived, they did create opportunities for us to invest in bonds trading at valuations we considered attractive.

When purchasing new bonds for the Funds, we uncovered opportunities across various sectors. Two particularly fruitful areas of opportunity included high yield charter school and healthcare bonds. When possible, we also focused on lower-coupon bonds trading at discounts, which we believed offered similar downside to higher-coupon issues but better upside opportunity.

Proceeds for these opportunistic bond purchases came from bond calls and maturities, as well as from the cash balances we maintained in the Funds. Likewise, when appropriate, we engaged in relative-value trades, selling certain lower yielding bonds and using the proceeds to buy other bonds we thought provided better long-term opportunities for shareholders.

Engaging in tax-loss swaps was another strategy we employed at times throughout the reporting period. This entailed exchanging lower yielding bonds for similar issues offering higher prevailing yields. With these swaps, we secured higher income for the Funds at a comparable level of risk while generating tax losses we could apply against future capital gains.

Individual performance effects

During the reporting period, longer-intermediate bonds were among the strongest performers in the municipal bond marketplace, while bonds with lower-investment-grade credit ratings tended to outperform their more highly rated counterparts. Accordingly, many of the strongest and weakest performers in the Funds reflected these trends.

For example, Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund all benefited from holdings in Inland Empire tobacco securitization bonds. These California zero-coupon bonds returned close to 19% for the period. A zero-coupon tobacco bond for San Diego County further lifted Delaware Tax-Free USA Intermediate Fund, returning 20%. Both issues benefited

4

from their relatively high yields and long durations during the fiscal year.

Bonds for Brightline, a Florida private-rail project, also contributed to the performance of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. These non-rated bonds, which gained approximately 13%, benefited from their relatively high yield and lower starting valuation coming into the 12-month reporting period.

Juban Crossing Economic Development District bonds, which gained more than 20% for the fiscal year, added to performance for Delaware National High-Yield Municipal Bond Fund. As with the Brightline holdings, while these Louisiana tax-increment-financing bonds for a shopping center project began the fiscal year at a relatively depressed price, the bonds regained some of their lost value more recently and benefited from their relatively high yield.

In contrast, all the Funds profiled in this report saw negative performance from bonds issued by the Puerto Rico Electric Power Authority, often referred to as PREPA. These bonds, which declined more than 65% for the 12-month period, lost significant value when PREPA, which is going through a restructuring, received an unfavorable ruling in bankruptcy court over the summer, which dragged down the securities’ prices.

In Delaware Tax-Free USA Fund, bonds for the Aries Linden Biosolids Gasification Facility in Union County, N.J., detracted. These non-rated bonds declined more than 18% during the fiscal year, reflecting some unexpected financial difficulty on the part of the issuer.

Meanwhile, in Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund, investment in bonds of Mirabella at ASU, a retirement community on the campus of Arizona State University in Tempe, weighed on the Funds’ performance. This relatively new senior-housing facility has seen its occupancy rate fall short of investors’ expectations. This led to significant underperformance from the securities this fiscal year. Within the two funds, the bonds of differing maturities declined more than 20% and close to 30%, respectively, for the 12-month time frame.

In Delaware National High-Yield Municipal Bond Fund, another senior housing bond issuer struggling with occupancy levels saw similarly weak investment performance this period. Specifically, the Fund’s investment in bonds for the Buckingham senior living community in New Hope, Texas, detracted, falling more than 20% for the fiscal year.

5

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year
Class A (Est. January 11, 1984)
Excluding sales charge	-0.72%	+1.17%	+2.83%
Including sales charge	-5.23%	+0.24%	+2.36%
Class C (Est. November 29, 1995)
Excluding sales charge	-1.46%	+0.41%	+2.06%
Including sales charge	-2.42%	+0.41%	+2.06%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	-0.43%	+1.44%	+3.09%
Including sales charge	-0.43%	+1.44%	+3.09%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50% and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale

6

exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult to obtain precise valuations of the high yield securities.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

7

Performance summaries

Delaware Tax-Free USA Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.91%	1.66%	0.66%
Net expenses (including fee waivers, if any)	0.80%	1.55%	0.55%

Type of waiver	Contractual	Contractual	Contractual

8

Performance of a $10,000 investment1

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Delaware Tax-Free USA Fund – Institutional Class shares	$10,000	$13,553
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free USA Fund – Class A shares	$9,550	$12,628

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013. The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

9

Performance summaries

Delaware Tax-Free USA Fund

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

10

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year
Class A (Est. January 7, 1993)
Excluding sales charge	+0.17%	+1.02%	+2.05%
Including sales charge	-2.58%	+0.46%	+1.76%
Class C (Est. November 29, 1995)
Excluding sales charge	-0.58%	+0.19%	+1.19%
Including sales charge	-1.55%	+0.19%	+1.19%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	+0.45%	+1.20%	+2.21%
Including sales charge	+0.45%	+1.20%	+2.21%
Bloomberg 3–15 Year Blend Municipal Bond Index	+1.68%	+1.65%	+2.54%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by

11

Performance summaries

Delaware Tax-Free USA Intermediate Fund

a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult to obtain precise valuations of the high yield securities.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

12

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.87%	1.62%	0.62%
Net expenses (including fee waivers, if any)	0.75%	1.50%	0.50%

Type of waiver	Contractual	Contractual	Contractual

13

Performance summaries

Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,847
Delaware Tax-Free USA Intermediate Fund – Institutional Class shares	$10,000	$12,439
Delaware Tax-Free USA Intermediate Fund – Class A shares	$9,725	$11,909

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2013, and includes the effect of a 2.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The graph also assumes $10,000 invested in the Bloomberg 3–15 Year Blend Municipal Bond Index as of August 31, 2013. The Bloomberg 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

14

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

15

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year
Class A (Est. September 22, 1986)
Excluding sales charge	-1.92%	+1.60%	+4.20%
Including sales charge	-6.36%	+0.66%	+3.73%
Class C (Est. May 26, 1997)
Excluding sales charge	-2.64%	+0.85%	+3.43%
Including sales charge	-3.57%	+0.85%	+3.43%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	-1.62%	+1.87%	+4.47%
Including sales charge	-1.62%	+1.87%	+4.47%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at

16

the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult to obtain precise valuations of the high yield securities.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

17

Performance summaries

Delaware National High-Yield Municipal Bond Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.88%	1.63%	0.63%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%

Type of waiver	Contractual	Contractual	Contractual

18

Performance of a $10,000 investment1

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund – Institutional Class shares	$10,000	$15,491
Delaware National High-Yield Municipal Bond Fund – Class A shares	$9,550	$14,423
Bloomberg Municipal Bond Index	$10,000	$13,194

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013. The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

19

Performance summaries

Delaware National High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

20

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2023 to August 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

21

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratio	Expenses Paid During Period 3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,017.00	0.80%	$4.07
Class C	1,000.00	1,013.10	1.55%	7.86
Institutional Class	1,000.00	1,018.20	0.55%	2.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class C	1,000.00	1,017.39	1.55%	7.88
Institutional Class	1,000.00	1,022.43	0.55%	2.80

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratio	Expenses Paid During Period 3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,012.70	0.75%	$3.80
Class C	1,000.00	1,008.80	1.50%	7.59
Institutional Class	1,000.00	1,014.00	0.50%	2.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class C	1,000.00	1,017.64	1.50%	7.63
Institutional Class	1,000.00	1,022.68	0.50%	2.55

22

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratio	Expenses Paid During Period 3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,010.00	0.85%	$4.31
Class C	1,000.00	1,006.30	1.60%	8.09
Institutional Class	1,000.00	1,011.40	0.60%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

23

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.43%
Education Revenue Bonds	12.31%
Electric Revenue Bonds	2.18%
Healthcare Revenue Bonds	14.48%
Housing Revenue Bonds	3.07%
Industrial Development Revenue/Pollution Control Revenue Bonds	17.40%
Lease Revenue Bonds	7.87%
Local General Obligation Bonds	1.80%
Pre-Refunded Bond	0.55%
Resource Recovery Revenue Bond	0.14%
Special Tax Revenue Bonds	19.73%
State General Obligation Bonds	8.64%
Transportation Revenue Bonds	10.80%
Water & Sewer Revenue Bonds	1.46%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43)%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.59%
Alaska	0.94%
Arizona	3.38%
Arkansas	1.37%
California	14.88%
Colorado	3.72%
Connecticut	0.28%
District of Columbia	0.12%
Florida	4.32%
Georgia	2.82%
Guam	0.50%
Illinois	10.21%
Indiana	0.70%
Iowa	0.98%
Kansas	0.30%
Louisiana	0.18%

24

State / territory	Percentage of net assets
Maine	0.49%
Maryland	0.92%
Massachusetts	1.05%
Michigan	0.18%
Minnesota	0.32%
Missouri	0.93%
Nebraska	0.29%
New Jersey	1.14%
New Mexico	0.19%
New York	6.49%
North Carolina	0.95%
North Dakota	0.39%
Ohio	1.81%
Oregon	0.48%
Pennsylvania	4.01%
Puerto Rico	17.46%
Rhode Island	0.53%
Tennessee	1.44%
Texas	7.08%
US Virgin Islands	0.17%
Utah	0.84%
Virginia	1.59%
Washington	2.57%
Wisconsin	1.82%
Total Value of Securities	100.43%

25

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.20%
Education Revenue Bonds	6.38%
Electric Revenue Bonds	4.60%
Healthcare Revenue Bonds	7.22%
Housing Revenue Bonds	2.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.85%
Lease Revenue Bonds	7.13%
Local General Obligation Bonds	3.22%
Pre-Refunded/Escrowed to Maturity Bonds	3.59%
Special Tax Revenue Bonds	17.23%
State General Obligation Bonds	12.49%
Transportation Revenue Bonds	17.22%
Water & Sewer Revenue Bonds	1.97%
Short-Term Investments	0.03%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.79%
Arizona	4.73%
Arkansas	0.67%
California	10.87%
Colorado	3.77%
Connecticut	0.57%
District of Columbia	0.30%
Florida	5.30%
Georgia	1.83%
Guam	0.72%
Hawaii	0.18%
Idaho	0.57%
Illinois	9.14%
Indiana	0.05%
Iowa	0.49%
Kansas	0.08%

26

State / territory	Percentage of net assets
Louisiana	1.14%
Maine	0.20%
Maryland	0.73%
Massachusetts	1.28%
Michigan	0.60%
Minnesota	0.39%
Missouri	0.90%
Montana	0.16%
Nebraska	0.13%
Nevada	0.43%
New Hampshire	0.16%
New Jersey	5.46%
New York	16.97%
North Carolina	0.41%
North Dakota	0.15%
Ohio	1.54%
Oklahoma	0.68%
Oregon	1.39%
Pennsylvania	4.45%
Puerto Rico	9.96%
South Carolina	0.75%
Tennessee	1.20%
Texas	2.96%
US Virgin Islands	0.15%
Utah	2.41%
Virginia	2.62%
Washington	0.33%
Wisconsin	0.59%
Total Value of Securities	99.20%

27

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.53%
Education Revenue Bonds	17.68%
Electric Revenue Bonds	1.88%
Healthcare Revenue Bonds	14.10%
Housing Revenue Bonds	1.55%
Industrial Development Revenue/Pollution Control Revenue Bonds	25.30%
Lease Revenue Bonds	3.78%
Local General Obligation Bonds	2.28%
Pre-Refunded/Escrowed to Maturity Bonds	1.44%
Resource Recovery Revenue Bonds	0.42%
Special Tax Revenue Bonds	14.87%
State General Obligation Bonds	6.54%
Transportation Revenue Bonds	6.47%
Water & Sewer Revenue Bonds	1.22%
Short-Term Investments	2.07%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.94%
Arizona	4.83%
Arkansas	1.98%
California	13.38%
Colorado	1.85%
Delaware	0.05%
District of Columbia	1.32%
Florida	4.51%
Georgia	0.89%
Guam	0.60%
Hawaii	0.09%
Idaho	1.14%
Illinois	6.12%
Indiana	0.76%
Iowa	0.63%

28

State / territory	Percentage of net assets
Kansas	0.34%
Kentucky	0.23%
Louisiana	1.21%
Maine	0.33%
Maryland	0.33%
Massachusetts	1.57%
Michigan	0.50%
Minnesota	0.56%
Missouri	1.31%
Montana	0.27%
Nevada	0.75%
New Hampshire	0.19%
New Jersey	2.26%
New York	8.27%
North Carolina	1.13%
Ohio	3.98%
Oklahoma	0.09%
Oregon	0.24%
Pennsylvania	2.65%
Puerto Rico	14.64%
Rhode Island	0.14%
South Carolina	0.67%
Tennessee	0.53%
Texas	6.42%
US Virgin Islands	0.35%
Utah	0.43%
Virginia	4.21%
Washington	1.33%
West Virginia	0.19%
Wisconsin	2.32%
Total Value of Securities	97.53%

29

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2023

	Principal amount°	Value (US $)
Municipal Bonds — 100.43%
Education Revenue Bonds — 12.31%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence of Projects)
Series A 4.50% 7/1/54	2,240,000	$1,932,650
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,880,000	3,230,698
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,250,000	1,253,325
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,006,400
5.25% 7/1/57	4,000,000	4,013,560
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	5,000,000	4,924,250
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	3,000,000	3,453,660
Series U-7 5.00% 6/1/46	6,500,000	7,408,440
Series V-1 5.00% 5/1/49	1,455,000	1,657,332
Series V-2 2.25% 4/1/51	2,330,000	1,453,198
California Enterprise Development Authority Revenue
(Heights Christian Schools Project)
Series A 144A 6.375% 6/1/63 #	4,280,000	4,127,118
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	1,325,000	1,369,745
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues)
5.75% 4/1/48	1,850,000	2,007,176
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,535,000	1,221,384
Indiana Finance Authority Revenue
(CHF - Tippecanoe, L.L.C. - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,508,150

30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(CHF - Tippecanoe, L.L.C. - Student Housing Project)
Series A 5.125% 6/1/58	1,350,000	$1,362,123
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	2,505,000	2,390,847
Massachusetts Development Finance Agency Revenue
Series A 5.00% 7/15/40	5,000,000	5,676,300
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University)
5.25% 5/1/48	1,500,000	1,586,940
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph’s University Project)
5.50% 11/1/60	4,745,000	4,988,276
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,979,850
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,322,320
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	18,670,000	20,804,728
Washington Higher Education Facilities Authority Revenue
4.00% 4/1/47	6,475,000	5,694,180
		91,372,650
Electric Revenue Bonds — 2.18%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/43	3,650,000	3,688,216
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project M)
4.00% 1/1/59	5,000,000	4,355,300
New York Power Authority Revenue
Series A 4.00% 11/15/55	3,885,000	3,656,562

31

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	$1,007,875
Series A 5.05% 7/1/42 ‡	100,000	27,500
Series A 6.75% 7/1/36 ‡	1,725,000	474,375
Series AAA 5.25% 7/1/25 ‡	60,000	16,500
Series CCC 5.25% 7/1/27 ‡	2,005,000	551,375
Series TT 5.00% 7/1/32 ‡	2,705,000	743,875
Series WW 5.25% 7/1/33 ‡	2,485,000	683,375
Series XX 4.75% 7/1/26 ‡	205,000	56,375
Series XX 5.25% 7/1/40 ‡	3,165,000	870,375
Series ZZ 4.75% 7/1/27 ‡	160,000	44,000
Series ZZ 5.25% 7/1/24 ‡	80,000	22,000
		16,197,703
Healthcare Revenue Bonds — 14.48%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project)
4.00% 10/1/46	1,750,000	1,275,627
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,100,834
Series D 7.25% 1/1/52	1,980,000	1,269,695
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	225,000	114,046
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	300,000	156,159
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	3,560,000	3,203,537
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51 (BAM)	4,000,000	3,074,920
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,137,539
Series A 4.00% 4/1/49	5,000,000	4,407,700
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	14,845,000	16,214,155

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	2,025,000	$2,046,161
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	3,000,000	2,806,560
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	6,910,000	6,241,803
Series A-2 5.00% 8/1/44	2,290,000	2,339,098
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	1,905,000	1,602,429
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	5,000,000	4,444,100
Henrico County, Virginia Economic Development Authority Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/52	1,130,000	1,123,503
Hillsborough County, Florida Industrial Development Authority Hospital Revenue Bonds
(Tampa General Hospital Project)
Series A 3.50% 8/1/55	5,000,000	3,713,900
Illinois Finance Authority Revenue
(Northshore - Edward-Elmhurst Health Credit Group)
Series A 5.00% 8/15/51	6,775,000	6,969,171
(Shedd Aquarium Society Project)
5.00% 6/1/44	1,500,000	1,559,400
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project)
Series A 5.25% 8/1/53 (AGM)	1,500,000	1,591,290
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	1,905,000	1,303,782
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System)
Series A 4.00% 11/15/50	1,500,000	1,342,950

33

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/56	4,950,000	$4,241,704
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation)
6.125% 7/1/50	1,895,000	1,359,549
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	1,725,000	1,310,689
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 3.00% 9/1/50 (AGM)	8,660,000	6,093,609
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,086,070
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group)
Series B 4.00% 1/1/42	2,000,000	1,941,900
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,035,000	1,603,580
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	3,300,000	3,070,980
Series A 4.00% 5/15/53	5,000,000	4,423,000
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	3,055,000	2,341,352
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,395,000	838,395
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	3,974,244

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	$2,165,075
		107,488,506
Housing Revenue Bonds — 3.07%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	3,870,000	3,715,780
4.65% 12/1/52	3,440,000	3,301,265
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	1,300,000	855,816
Maryland Community Development Administration Revenue
4.50% 9/1/49	2,270,000	2,250,432
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program)
4.70% 9/1/53	1,500,000	1,441,620
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program)
4.55% 7/1/48	2,960,000	2,905,329
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	3,660,000	3,717,828
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53	4,000,000	3,904,640
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	725,000	730,851
		22,823,561
Industrial Development Revenue/Pollution Control Revenue Bonds — 17.40%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	640,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 12.00% 7/1/48 #	5,000,000	5,273,800
Series A 144A 6.875% 7/1/48 (AMT) #	4,800,000	4,914,576

35

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	9,250,000	$6,821,043
Series A-2 4.00% 6/1/48	5,310,000	4,705,403
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
144A 8.08% 1/1/50 (AMT) #, •	2,750,000	2,750,413
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/31	2,050,000	2,148,605
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) •	3,000,000	3,088,080
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,765,544
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	5,660,000	3,681,094
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	7,089,292
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, •	2,555,000	2,459,085
George L Smith II Georgia World Congress Center Authority Revenue
(Convention Center Hotel 1st Tier)
Series A 4.00% 1/1/54	18,715,000	15,452,975
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project)
5.00% 6/1/47	1,125,000	1,163,723
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	8,332,234
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	4,446,796

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	5,585,000	$5,527,139
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	3,440,000	3,544,645
(Gas Project Revenue Bonds)
Series A 5.00% 9/1/46	2,265,000	2,317,140
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,280,000	1,360,691
Series B 6.50% 11/1/39	4,015,000	4,770,784
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,565,363
Public Finance Authority, Wisconsin Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/62	5,145,000	4,781,249
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	6,892,520
Southeast Energy Authority A Cooperative District Revenue
(Project No.2)
Series B 4.00% 12/1/51 •	5,000,000	4,767,650
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien)
Series C 7.084% 6/1/46 ^	13,510,000	2,407,347
(Capital Appreciation-3rd Subordinate Lien)
Series D 7.576% 6/1/46 ^	2,255,000	333,514
Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds Revenue
Series A-2 4.00% 6/1/49	1,950,000	1,755,351
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	7,775,000	7,063,432
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	1,360,000	1,372,852
		129,192,340

37

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.87%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	$1,068,490
Series A 5.25% 10/1/57	1,500,000	1,596,450
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project)
4.25% 5/1/53	2,500,000	2,484,775
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick)
Series MC 4.025% 12/15/37 (BAM) ^	2,000,000	1,077,420
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	6,500,000	5,741,515
Series A 4.00% 6/15/52	14,490,000	12,354,319
Series B 3.65% 12/15/54 (BAM) ^	48,270,000	10,553,270
Series B 5.03% 12/15/54 ^	10,000,000	2,025,700
New Jersey Transportation Trust Fund Authority Revenue
(Transportation System)
Series A 5.396% 12/15/39 (BAM) ^	12,810,000	6,090,514
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 2.875% 11/15/46 (BAM)	7,535,000	5,550,055
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,350,000	1,363,352
Virginia College Building Authority Revenue
(21st Century College and Equipment Programs)
Series A 5.00% 2/1/40	5,000,000	5,470,100
Virginia Commonwealth Transportation Board Revenue
(Transportation Capital Project)
4.00% 5/15/36	3,000,000	3,086,910
		58,462,870
Local General Obligation Bonds — 1.80%
Dallas Independent School District, Texas
4.00% 2/15/53 (PSF)	2,000,000	1,844,760
Galveston Independent School District, Texas
4.00% 2/1/47 (PSF)	2,500,000	2,362,900

38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	$1,977,676
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,641,435
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,105,030
New York City, New York
Subseries A-1 5.00% 8/1/47	1,330,000	1,401,141
		13,332,942
Pre-Refunded Bond — 0.55%
Washington State Housing Finance Commission Revenue
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,099,049
		4,099,049
Resource Recovery Revenue Bond — 0.14%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,550,000	999,394
		999,394
Special Tax Revenue Bonds — 19.73%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	698,780
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 4.55% 9/1/53 ^	25,000,000	4,784,500
Commonwealth of Puerto Rico Revenue
3.018% 11/1/43 •	34,010,532	17,557,937
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	28,327,269	23,157,543
Illinois State Revenue
(Junior Obligation)
Series A 4.00% 6/15/31 (BAM)	3,000,000	3,006,690
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands Revenue
Series A 5.00% 10/1/39	1,265,000	1,258,043

39

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	$4,292,960
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,814,145
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	2,585,000	1,412,056
4.56% 10/1/45 ^	5,000,000	1,693,500
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,012,560
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured)
Series B 2.873% 11/15/55 (BAM) ^	2,585,000	488,849
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	3,450,000	3,245,105
Public Finance Authority, Wisconsin Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,645,000	1,491,472
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	13,910,000	13,040,208
Series A-1 5.00% 7/1/58	14,662,000	14,228,005
Series A-1 5.556% 7/1/46 ^	100,620,000	28,024,682
Series A-1 6.00% 7/1/51 ^	64,505,000	13,331,893
Series A-2 4.329% 7/1/40	5,000,000	4,748,000
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	2,530,000	2,190,423
		146,477,351
State General Obligation Bonds — 8.64%
California State
(Forward Delivery)
4.00% 9/1/29	1,905,000	2,023,396
(Various Purpose)
5.00% 11/1/42	3,000,000	3,312,660

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.25% 10/1/45	2,000,000	$2,241,820
5.25% 10/1/50	4,750,000	5,273,402
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	2,625,185	2,270,129
Series A-1 4.00% 7/1/46	10,700,000	8,907,429
Connecticut State Series E 5.00% 9/15/35	1,905,000	2,047,265
Illinois State
5.00% 11/1/36	1,170,000	1,183,198
5.50% 5/1/39	3,725,000	4,000,687
Series A 4.00% 3/1/41	1,110,000	1,037,906
Series A 5.50% 3/1/47	6,500,000	6,971,965
Series B 5.50% 5/1/47	2,000,000	2,146,860
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	10,775,000	10,180,974
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,092,680
Series A 5.00% 3/15/28	2,290,000	2,494,222
Washington State
Series A 5.00% 8/1/42	2,500,000	2,713,950
Series R 4.00% 7/1/29	5,000,000	5,269,350
		64,167,893
Transportation Revenue Bonds — 10.80%
Chicago, Illinois O’Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	1,095,000	1,138,712
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,995,000	1,913,305
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,454,668
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien)
Series C 4.00% 1/15/43	1,725,000	1,636,611
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	938,920

41

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Georgia Ports Authority Revenue
4.00% 7/1/52	1,200,000	$1,143,144
Harris County, Texas Toll Road First Lien Revenue
and Refunding
4.00% 8/15/50	3,175,000	2,868,422
Harris County, Texas Toll Road Senior Lien Revenue
and Refunding
Series A 5.00% 8/15/27	1,000,000	1,072,760
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project)
5.00% 3/1/57 (AGM) (AMT)	2,450,000	2,483,786
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	3,883,072
Los Angeles, California Department of Airports Revenue
Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,276,250
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,077,820
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified)
Series D 5.00% 11/15/33	1,140,000	1,200,967
(Green Bonds)
Subseries A-2 4.00% 11/15/41	1,370,000	1,281,594
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	1,000,000	902,800
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	7,825,000	7,379,601
North Texas Tollway Authority Revenue
(2nd Tier)
Series A 5.00% 1/1/34	3,825,000	3,875,337
Series A 4.00% 1/1/44	5,750,000	5,378,147
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,395,044

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	1,500,000	$1,344,675
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	3,055,000	3,161,314
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,057,060
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,151,740
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 5.00% 5/1/49 (AMT)	3,825,000	3,906,511
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	5,000,000	5,409,000
State of Oregon Department of Transportation Highway User Tax Revenue
Senior Lien Series A 5.25% 11/15/47	3,250,000	3,561,870
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project)
5.50% 12/31/58 (AMT)	5,000,000	5,298,450
		80,191,580
Water & Sewer Revenue Bonds — 1.46%
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,000,000	937,320
San Antonio, Texas River Authority Wastewater System Revenue
4.125% 1/1/41 (BAM)	850,000	828,402
4.125% 1/1/42 (BAM)	885,000	857,919
4.25% 1/1/43 (BAM)	925,000	902,486
4.25% 1/1/44 (BAM)	965,000	935,789
4.375% 1/1/45 (BAM)	1,005,000	987,312
4.375% 1/1/46 (BAM)	1,050,000	1,020,789
4.50% 1/1/47 (BAM)	1,095,000	1,077,655
4.50% 1/1/48 (BAM)	1,145,000	1,124,195

43

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds)
Series A 5.25% 10/1/57	2,000,000	$2,172,660
		10,844,527
Total Municipal Bonds (cost $783,412,385)		745,650,366
Total Value of Securities—100.43% (cost $783,412,385)		$745,650,366

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $71,509,978, which represents 9.63% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

CHF – Collegiate Housing Foundation

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

PSF – Guaranteed by Permanent School Fund

44

Summary of abbreviations: (continued)

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

45

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	August 31, 2023

	Principal amount°	Value (US $)
Municipal Bonds — 99.20%
Education Revenue Bonds — 6.38%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,345,000	$1,371,012
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	840,560
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	2,000,000	1,558,380
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	829,010
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,243,540
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,019,980
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	380,325
144A 5.75% 6/1/42 #	750,000	765,435
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	540,452
5.00% 7/1/32	560,000	598,304
5.00% 7/1/33	585,000	622,832
5.00% 7/1/34	415,000	440,004
5.00% 7/1/36	415,000	431,326
5.00% 7/1/37	550,000	566,010
5.00% 7/1/42	1,000,000	1,004,890
California Community College Financing Authority Revenue
(Napa Valley College Project)
Series A 144A 4.25% 7/1/32 #	1,480,000	1,406,577
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,756,100
Series V-1 5.00% 5/1/49	1,075,000	1,224,490
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	948,140

46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project)
Series A 144A 5.00% 7/1/42 #	1,000,000	$940,630
(Partnerships to Uplift Communities Valley Project)
144A 5.00% 8/1/33 #	715,000	724,824
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	100,000	99,666
California State University Revenue
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,146,220
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	2,215,000	2,221,734
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	292,380
Series A 5.00% 8/1/55	800,000	736,688
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	1,876,560
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues)
5.75% 4/1/48	2,500,000	2,712,400
Colorado Educational & Cultural Facilities Authority Revenue
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	2,215,000	1,987,630
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,154,844
4.00% 7/1/44	1,120,000	963,939
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	422,530
Series A 5.00% 6/15/29	400,000	411,820
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	3,268,919

47

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project)
4.00% 5/1/52	1,400,000	$1,146,082
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	230,713
Series A 4.00% 5/1/30	250,000	250,525
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	710,000	508,261
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	447,552
Series A 4.00% 5/1/40	1,330,000	1,241,076
Series A 4.00% 5/1/55	1,540,000	1,329,143
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	402,912
Series A 5.00% 2/15/28	260,000	264,266
Series A 5.00% 2/15/30	390,000	396,681
Series A 5.00% 2/15/32	265,000	269,158
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project)
Series A 5.00% 6/1/38	600,000	615,306
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	238,485
Series A 144A 5.00% 7/1/50 #	175,000	157,589
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	436,963
Series A 4.00% 7/1/40	500,000	465,235
Miami-Dade County, Florida Educational Facilities
Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	530,312
Series A 5.00% 4/1/31	1,090,000	1,112,072
Nevada State Department of Business & Industry
Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/38 #	1,295,000	1,228,230
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	6,190,000	6,496,838

48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	$1,107,575
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/49 #	1,000,000	860,200
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	365,036
Series A 5.00% 7/1/32	235,000	244,156
Public Finance Authority, Wisconsin Revenue
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,227,760
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,357,630
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,932,984
Westchester County, New York Local Development Revenue
(Pace University)
Series A 5.00% 5/1/34	4,150,000	4,167,555
		74,538,446
Electric Revenue Bonds — 4.60%
American Municipal Power Revenue
(AMP Fremont Energy Center Project)
Series A 4.00% 2/15/37	1,330,000	1,305,914
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,325,000	3,448,723
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,316,760
Series A 5.00% 10/1/33	2,915,000	3,131,993
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	915,000	933,135
Long Island, New York Power Authority Revenue
5.00% 9/1/33	250,000	267,123

49

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/38	350,000	$376,240
5.25% 12/1/39	500,000	534,605
5.25% 12/1/40	500,000	532,025
5.25% 12/1/41	650,000	689,812
5.25% 12/1/42	1,000,000	1,059,490
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	6,394,562
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	418,000
Series TT 5.00% 7/1/32 ‡	1,555,000	427,625
Series WW 5.25% 7/1/33 ‡	1,015,000	279,125
Series WW 5.50% 7/1/17 ‡	2,200,000	599,500
Series WW 5.50% 7/1/19 ‡	1,710,000	465,975
Series WW 5.50% 7/1/38 ‡	1,925,000	529,375
Series XX 5.25% 7/1/40 ‡	4,630,000	1,273,250
Series ZZ 5.00% 7/1/19 ‡	2,990,000	814,775
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,100,320
Series A 5.00% 1/1/38	5,000,000	5,214,500
Series A 5.00% 1/1/43	1,135,000	1,237,116
South Carolina Public Service Authority Revenue
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,263,760
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,749,416
Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/36	10,000,000	10,321,400
		53,684,519
Healthcare Revenue Bonds — 7.22%
Apple Valley, Minnesota Revenue
(Senior Living, LLC Project 2nd Tier)
Series B 5.25% 1/1/37	915,000	673,376
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,065,000

50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	$3,305,650
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,600,000	5,024,258
(Sutter Health)
Series A 5.00% 11/15/38	760,000	793,911
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/46	7,000,000	6,548,640
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	955,200
Series A-2 5.00% 8/1/37	1,105,000	1,145,852
Cuyahoga County, Ohio Revenue
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,002,080
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group)
Series A 4.00% 8/15/45	655,000	563,942
Series A 4.00% 8/15/50	1,950,000	1,622,263
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project)
Series A 3.00% 2/15/51	515,000	363,430
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	625,721
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/41	500,000	457,620
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	594,438
4.00% 5/15/30	1,385,000	1,277,912
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	692,606
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	3,540,000	3,772,649

51

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	$659,451
Series A 5.00% 10/1/47	525,000	526,985
Series A 5.00% 10/1/52	1,750,000	1,739,937
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	667,590
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	441,465
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project)
Series A 5.25% 8/1/53 (AGM)	1,530,000	1,623,116
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	610,079
Series A 5.25% 5/15/37	1,400,000	1,238,104
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,551,354
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,130,020
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,230,214
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,056,360
Michigan Finance Authority Revenue
4.00% 12/1/40	2,185,000	2,105,531
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	710,430
Series D 4.00% 12/1/38	1,200,000	1,089,120

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	$2,137,147
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	896,620
New Hampshire Business Finance Authority Revenue
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	996,343
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	1,615,000	1,142,871
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	997,430
144A 5.00% 12/1/32 #	1,800,000	1,792,818
144A 5.00% 12/1/33 #	1,000,000	994,390
Ohio State Revenue
(Cleveland Clinic Health System Obligated Group)
Series A 4.00% 1/1/39	1,500,000	1,489,695
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	948,410
Series B 5.25% 8/15/48	2,000,000	1,850,920
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,027,480
Series B-2 5.00% 7/1/42	1,500,000	1,474,740
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community)
5.00% 4/1/30	2,880,000	2,719,354
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/40	1,450,000	1,196,337

53

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	$4,335,546
Series B-1 4.25% 11/15/26	2,000,000	1,919,620
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	842,868
		84,341,737
Housing Revenue Bonds — 2.30%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project)
4.50% 7/1/41	1,500,000	1,481,805
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,611,972
New York City Housing Development Revenue
4.60% 8/1/48	2,495,000	2,466,432
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,019,040
North Carolina Housing Finance Agency Revenue
4.875% 7/1/42	4,765,000	4,800,166
North Dakota Housing Finance Agency Revenue
4.50% 7/1/43	1,740,000	1,710,490
Pennsylvania Housing Finance Agency Revenue
Series A 4.85% 10/1/43	10,730,000	10,776,890
		26,866,795
Industrial Development Revenue/Pollution Control Revenue Bonds — 15.85%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	552,000
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project)
5.70% 5/1/53 (AMT)	7,750,000	7,782,705
Black Belt Energy Gas District, Alabama Revenue
Series A 4.00% 6/1/51 •	6,000,000	5,853,300

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	$5,206,115
Series A-2 4.00% 6/1/48	1,700,000	1,506,438
Series B-2 5.00% 6/1/55	4,000,000	3,661,880
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,606,120
Series B-1 4.00% 2/1/52 •	4,910,000	4,806,301
Series D 5.50% 5/1/54 •	7,000,000	7,349,510
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	62,500
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,700,000	3,699,445
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,305,513
Series A 5.00% 9/1/42	250,000	254,620
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) •	5,000,000	5,146,800
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,099,100
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 8.054% 6/1/60 #, ^	38,675,000	2,228,840
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.50% 7/1/57 (AMT) #, •	1,500,000	1,476,870
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,445,979
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,645,806

55

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
George L Smith II Congress Center Authority Revenue
Series A 4.00% 1/1/54	2,210,000	$1,824,797
Series B 144A 5.00% 1/1/36 #	1,000,000	929,040
Houston, Texas Airport System Revenue
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	3,370,000	3,368,585
(United Airlines, Inc. Terminal E Project)
Series A 4.00% 7/1/41 (AMT)	1,220,000	1,079,651
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,241,150
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,093,473
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	4,135,000	4,092,161
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	293,193
Series A-2 4.00% 6/1/39	600,000	580,896
Series A-2 4.00% 6/1/40	300,000	287,490
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	1,275,000	1,119,616
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	4,997,537
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds)
144A 8.00% 12/1/51 (AMT) #	3,490,000	2,269,791
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,775,680
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	580,000	689,179
Series B 7.00% 11/1/34	2,905,000	3,545,669
Nevada Department of Business & Industry State
(Brightline West Passenger Rail Project)
144A 8.211% 1/1/50 (AMT) #, •	3,750,000	3,750,975

56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	$1,914,532
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	1,830,000	1,800,537
New York Counties Tobacco Trust V Revenue
Series 4B 144A 8.459% 6/1/60 #, ^	20,000,000	821,600
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,540,000	3,968,269
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	7,260,000	6,439,765
5.00% 12/1/37 (AMT)	1,000,000	1,039,190
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,329,269
5.00% 1/1/36 (AMT)	3,000,000	3,058,920
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,518,670
Public Finance Authority, Wisconsin Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel
Acquisition Project)
Series A 5.00% 2/1/52	200,000	189,892
Series A 5.00% 2/1/62	2,720,000	2,527,696
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,200,000	8,404,262
5.25% 12/1/24	3,050,000	3,079,860
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,182,000
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	1,187,500

57

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Southeast Energy Authority, A Cooperative District Revenue
(Project No.3)
Series A-1 5.50% 1/1/53 •	5,500,000	$5,769,445
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corporation project)
Subseries A-2 2.10% 6/1/37 •	2,250,000	2,210,355
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 #	2,000,000	1,915,340
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 •	4,100,000	4,017,221
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52 •	1,300,000	1,344,993
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien)
Series C 7.242% 6/1/46 ^	9,655,000	1,720,424
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	1,630,000	241,077
TSASC, New York Revenue
Series A 5.00% 6/1/30	475,000	493,701
Series A 5.00% 6/1/31	475,000	492,964
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	2,945,000	2,675,474
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46	1,250,000	1,206,275
Series C 1.96% 6/1/47 ^	58,500,000	15,020,460
Series D 2.466% 6/1/47 ^	8,185,000	2,053,698
		185,252,114
Lease Revenue Bonds — 7.13%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	110,000	110,036

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick)
Series MC 4.025% 12/15/37 (BAM) ^	7,000,000	$3,770,970
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,365,080
Series A 4.00% 12/15/42	2,220,000	2,040,158
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,334,049
Series A 4.00% 12/15/47	11,560,000	10,110,607
Series A 4.00% 6/15/50 (BAM)	1,000,000	883,310
Series A 4.00% 6/15/52	1,970,000	1,679,642
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,239,922
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	993,270
Series A 4.00% 11/1/39	3,835,000	3,780,121
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	539,355
Series A 5.00% 11/1/31	1,000,000	1,109,280
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	7,564,410
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,563,300
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	4,713,732
Series CC 5.25% 6/15/39	2,000,000	2,184,100
Series CC 5.25% 6/15/41	4,500,000	4,872,555
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,842,417
Series A 5.00% 12/15/25	5,000,000	5,161,700
Series BB 4.00% 6/15/46	5,000,000	4,692,300
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	2,500,000	2,555,550
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 2.875% 11/15/46 (BAM)	1,000,000	736,570
(Port Authority Consolidated Bonds)
Series 1WTC 2.75% 2/15/44	10,000,000	7,136,100

59

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs)
Series A 5.00% 2/1/29	4,000,000	$4,407,280
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	4,967,950
		83,353,764
Local General Obligation Bonds — 3.22%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	643,597
Series A 5.50% 1/1/35	1,980,000	2,118,046
Series C 5.00% 1/1/26	1,280,000	1,310,182
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	850,666
5.00% 4/1/36	320,000	328,563
(Dedicated Revenues)
Series B 4.00% 12/1/40	2,810,000	2,508,515
Series C 5.00% 12/1/34	2,160,000	2,200,975
Series D 5.00% 12/1/31	2,160,000	2,211,948
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,154,022
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	934,057
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,452,012
144A 4.25% 6/1/41 #	2,210,000	1,676,838
New York City, New York
Series A 4.00% 8/1/38	5,000,000	4,947,200
Series A 5.00% 8/1/47	3,500,000	3,687,215
Series C 5.00% 8/1/30	2,355,000	2,639,060
Subseries B-1 5.00% 12/1/33	5,365,000	5,604,869
New York General Obligation Bonds
Series A-1 5.00% 8/1/27	1,000,000	1,072,290
West Branch Area School District, Pennsylvania
4.00% 5/15/35 (AGM)	410,000	416,244
4.00% 5/15/36 (AGM)	405,000	408,443

60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
West Branch Area School District, Pennsylvania
4.00% 5/15/39 (AGM)	485,000	$473,908
		37,638,650
Pre-Refunded/Escrowed to Maturity Bonds — 3.59%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,138,650
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,367
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,745,472
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,131,120
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	885,876
5.00% 7/1/46-24 §	1,425,000	1,442,713
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27-24 (PSF) §	2,000,000	2,014,780
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	895,509
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	3,105,570
Idaho State Building Authority Revenue
(State Office Campus Project)
Series A-ST 4.00% 9/1/48-27 §	500,000	519,735
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,260,041
New York State Dormitory Authority Revenue
(Touro College & University System)
Series A 5.25% 1/1/34-24 §	1,335,000	1,355,906
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,571,170
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	2,201,257

61

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29-24 §	3,000,000	$3,027,720
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,765,710
Washington State Housing Finance Commission Revenue
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	800,000	842,992
		41,919,588
Special Tax Revenue Bonds — 17.23%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
5.00% 5/1/31	670,000	701,725
5.00% 5/1/34	750,000	786,000
5.00% 5/1/35	850,000	883,320
5.00% 5/1/36	850,000	873,927
(City Center Refunding Project)
144A 5.00% 5/1/42 #	3,150,000	3,119,634
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,750,000	5,816,815
Celebration Pointe, Florida Community Development District Revenue
4.75% 5/1/24	100,000	100,268
5.00% 5/1/34	830,000	831,876
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.08% 9/1/45 ^	12,000,000	3,682,080
Commonwealth of Puerto Rico Revenue
(Restructured)
3.154% 11/1/43 •	28,078,870	14,495,717
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,662,314
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,422,839

62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/25	1,900,000	$1,927,056
5.00% 12/1/26	2,500,000	2,555,600
5.00% 12/1/29	600,000	612,726
5.00% 12/1/31	900,000	918,324
5.00% 12/1/32	1,800,000	1,833,048
5.00% 12/1/34	1,500,000	1,520,505
5.00% 12/1/35	1,200,000	1,209,828
5.00% 12/1/36	900,000	902,502
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	42,059,309	34,383,485
Harris County-Houston, Texas Sports Authority Revenue
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,829,638
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 5.00% 9/1/48 (BAM)	2,500,000	2,704,225
Massachusetts Bay Transportation Authority Sales Tax Revenue
Series A 5.00% 7/1/36	700,000	801,955
Series A 5.00% 7/1/37	820,000	929,183
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,785,000	1,775,182
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project)
Series A 5.00% 7/1/42 (AGM)	3,750,000	3,995,737
Series A 5.00% 7/1/43 (AGM)	1,000,000	1,063,340
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	5,224,000
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	3,000,000	1,638,750
63

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	$4,809,640
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries A-1 5.00% 11/1/23	2,865,000	2,871,417
Subseries B-1 5.00% 8/1/42	5,000,000	5,035,200
Subseries C 5.00% 11/1/27	4,150,000	4,187,101
Subseries E-1 5.00% 2/1/35	5,000,000	5,215,300
Subseries F-1 5.25% 2/1/40	5,000,000	5,552,950
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	7,500,000	5,493,225
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,290,000	2,446,705
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels)
Series A-1 4.00% 5/15/46	6,000,000	5,753,040
Orange County, California Local Transportation Authority Sales Tax Revenue
5.00% 2/15/39	2,000,000	2,164,480
Pasco County, Florida Capital Improvement Tax Revenue
Series A 5.50% 9/1/42 (AGM)	1,000,000	1,097,590
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,095,510
Series A 5.50% 9/1/44 (AGM)	1,000,000	1,092,450
Public Finance Authority, Wisconsin Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	915,737
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.607% 7/1/46 ^	9,170,000	2,554,028
Series A-1 1.941% 7/1/51 ^	31,841,000	6,580,898
Series A-1 4.55% 7/1/40	5,765,000	5,620,990
Series A-1 4.75% 7/1/53	18,563,000	17,402,256
Series A-1 5.00% 7/1/58	1,330,000	1,290,632
Series A-2 4.329% 7/1/40	5,453,000	5,173,382

64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	475,000	$465,785
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,137,010
5.25% 6/1/34	1,000,000	1,136,200
5.25% 6/1/35	1,000,000	1,128,480
5.25% 6/1/37	2,100,000	2,322,852
5.50% 6/1/40	2,000,000	2,211,360
Village Community Development District No. 15, Florida Revenue
144A 4.85% 5/1/38 #	1,000,000	1,003,740
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	500,000	486,480
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	990,000	933,570
		201,379,607
State General Obligation Bonds — 12.49%
California State
5.25% 9/1/47	1,000,000	1,108,950
(Various Purpose)
4.00% 10/1/36	3,875,000	3,977,881
4.00% 10/1/37	2,000,000	2,037,400
5.00% 8/1/26	3,120,000	3,294,564
5.00% 10/1/26	2,500,000	2,649,150
5.00% 9/1/32	4,100,000	4,313,323
5.00% 9/1/32	1,400,000	1,610,266
5.00% 9/1/35	8,000,000	8,403,520
5.00% 10/1/42	7,000,000	7,745,570
5.00% 11/1/42	470,000	518,983
5.25% 9/1/30	5,000,000	5,009,800
Series C 5.00% 9/1/30	5,985,000	6,195,852
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,081,325

65

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Massachusetts
Series A 5.00% 7/1/37	5,000,000	$5,117,350
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	7,586,622	6,972,485
Series A-1 4.00% 7/1/37	8,263,380	7,434,563
Series A-1 4.00% 7/1/46	11,820,000	9,839,795
Connecticut State
Series F 5.00% 9/15/27	2,790,000	2,995,707
Hawaii State
Series FW 4.00% 1/1/34	2,000,000	2,059,820
Illinois State
5.00% 1/1/28	1,630,000	1,674,271
5.00% 11/1/36	1,965,000	1,987,165
5.25% 2/1/30	2,410,000	2,419,086
5.25% 2/1/32	1,015,000	1,018,806
5.50% 5/1/39	2,500,000	2,685,025
Series A 5.125% 12/1/29	4,440,000	4,692,370
Series B 4.00% 10/1/35	8,830,000	8,759,890
Series C 4.00% 10/1/37	1,710,000	1,653,826
Series C 4.00% 10/1/42	3,935,000	3,639,521
Series D 5.00% 11/1/25	1,220,000	1,252,257
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	2,009,860
Series B 4.00% 11/1/35	2,200,000	2,180,376
Series B 4.00% 11/1/38	1,810,000	1,726,975
New Jersey State
Series A 4.00% 6/1/32	3,440,000	3,603,537
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/33	750,000	878,580
Series A 5.00% 5/1/36	4,555,000	5,214,473
Series A 5.00% 5/1/44	5,000,000	5,289,350
Series A 5.25% 5/1/45	2,590,000	2,867,700
Washington State
Series E 5.00% 7/1/31	3,000,000	3,059,430
		145,978,802
Transportation Revenue Bonds — 17.22%
Atlanta, Georgia Department of Aviation Revenue
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,096,360
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,240,604

66

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Bay Area, California Toll Authority Revenue
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	$1,023,840
Chicago, Illinois Midway International Airport Revenue
Series A 5.00% 1/1/28 (AMT)	1,905,000	1,907,534
Chicago, Illinois O'Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	1,192,201
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,199,600
Series B 5.00% 1/1/32	1,000,000	1,015,160
Series B 5.00% 1/1/33	1,520,000	1,542,739
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,672,550
Series B 5.00% 1/1/37	3,000,000	3,185,970
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,294,463
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,414,093
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.25% 7/1/57 (AMT) #, •	5,900,000	6,021,009
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	938,920
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	10,000,000	10,993,300
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project)
5.00% 3/1/57 (AGM) (AMT)	6,795,000	6,888,703
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,419,642
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	925,233
Series B 5.00% 5/15/45	500,000	541,910
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,636,845

67

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/42 (AMT)	1,855,000	$2,015,458
Metropolitan Transportation Authority Revenue, New York
(Green Bonds)
Subseries A-2 4.00% 11/15/41	3,000,000	2,806,410
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/38	1,000,000	976,160
Series B 4.00% 10/1/49	490,000	442,372
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,740,983
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	1,268,469
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,291,869
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	1,376,266
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,479,454
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,863,244
Series E 5.00% 1/1/32	5,050,000	5,413,499
New Orleans, Louisiana Aviation Board Revenue
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,929,029
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,928,449
New York State Thruway Authority Revenue
Series B 4.00% 1/1/38	2,135,000	2,081,881
Series B 4.00% 1/1/39	10,000,000	9,708,900
Series J 5.00% 1/1/27	5,705,000	5,731,243
Series K 5.00% 1/1/31	2,500,000	2,547,050
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,923,928
4.375% 10/1/45 (AMT)	2,500,000	2,357,700
5.00% 1/1/33 (AMT)	790,000	813,455
5.00% 10/1/40 (AMT)	1,125,000	1,137,105
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,600,443

68

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	$1,614,390
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,251,427
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,047,410
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,093,950
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,584,200
Series A-1 5.00% 12/1/40	2,090,000	2,116,459
Series A-1 5.00% 12/1/45	1,000,000	1,013,170
Series B 5.00% 12/1/45	5,000,000	5,085,100
Series C 5.00% 12/1/43	1,445,000	1,448,150
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,451,456
Series B 5.00% 7/1/49 (AMT)	3,900,000	3,971,292
Port Authority of New York & New Jersey Revenue
5.00% 9/15/25 (AMT)	7,000,000	7,167,440
5.00% 10/15/29 (AMT)	3,105,000	3,160,114
(194th Series)
5.00% 10/15/32	2,500,000	2,582,725
(218th Series)
Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,363,093
(221st Series)
Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,182,360
Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/33	1,000,000	1,017,280
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,522,000
Series B 5.00% 7/1/31	500,000	526,495
Series B 5.00% 7/1/33	1,000,000	1,050,340
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/46 (AMT) (BAM)	180,000	165,233
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	180,346
Series B 5.00% 1/1/25 (AMT)	390,000	393,366

69

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	$238,397
Series B 5.00% 1/1/32 (AMT)	215,000	222,095
Series B 5.00% 1/1/33 (AMT)	705,000	727,461
Series B 5.00% 1/1/34 (AMT)	880,000	907,087
Series B 5.00% 1/1/35 (AMT)	675,000	693,893
Series B 5.00% 1/1/36 (AMT)	660,000	675,424
Series B 5.00% 1/1/37 (AMT)	430,000	437,869
Texas Private Activity Bond Surface Transportation Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility)
7.00% 12/31/38 (AMT)	3,750,000	3,757,725
		201,231,790
Water & Sewer Revenue Bonds — 1.97%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,535,773
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,123,030
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution)
Series EE 5.00% 6/15/39	5,000,000	5,133,100
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	870,000	927,246
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	794,809
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,593,660
Series A 5.00% 5/15/33	2,250,000	2,385,855
San Diego County, California Water Authority Financing Agency Revenue
Series A 5.00% 5/1/52	1,630,000	1,757,629

70

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water & Wastewater System Revenue
Series A 5.00% 10/1/52	4,500,000	$4,811,625
		23,062,727
Total Municipal Bonds (cost $1,198,798,349)		1,159,248,539

Short-Term Investments — 0.03%
Variable Rate Demand Note — 0.03%¤
Massachusetts Health & Educational Facilities Authority
Series K-1 3.80% 7/1/39 (LOC - TD Bank N.A.)	300,000	300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—99.23% (cost $1,199,098,349)		$1,159,548,539

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $80,441,377, which represents 6.88% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”

71

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

72

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2023

	Principal amount°	Value (US $)
Municipal Bonds — 97.53%
Education Revenue Bonds — 17.68%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	$246,445
144A 5.375% 7/1/53 #	965,000	912,272
144A 5.50% 7/1/58 #	1,115,000	1,061,904
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	2,835,104
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,155,000	1,177,338
144A 6.00% 7/1/47 #	8,995,000	9,051,938
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	735,750
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	917,030
Series A 144A 5.50% 7/1/58 #	1,385,000	1,287,981
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	960,640
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,017,120
(Leman Academy Of Excellence of Projects)
Series A 4.50% 7/1/54	5,000,000	4,313,950
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/54 #	5,000,000	4,363,900
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,500,000	2,448,000
Arlington, Texas Higher Education Finance Revenue
(KIPP Texas, Inc.)
3.00% 8/15/49 (PSF)	4,000,000	2,857,000
Build NYC, New York Resource Revenue
5.00% 11/1/39	1,000,000	750,000
(East Harlem Scholars Academy Charter School
Project)
144A 5.75% 6/1/52 #	1,000,000	1,008,220
144A 5.75% 6/1/62 #	1,000,000	1,002,660
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	553,449
Series A 144A 5.50% 5/1/48 #	1,500,000	1,452,690
(KIPP NYC Public School Facilities - Canal West
Project)
5.25% 7/1/52	1,265,000	1,273,096
5.25% 7/1/62	6,355,000	6,354,047

73

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	$1,236,710
144A 5.75% 2/1/49 #	2,700,000	2,465,181
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	14,090,000	13,876,536
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	27,844,321
Series V-2 2.25% 4/1/51	3,975,000	2,479,168
California Enterprise Development Authority Revenue
(Heights Christian Schools Project)
Series A 144A 6.375% 6/1/63 #	10,000,000	9,642,800
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	4,018,200
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	4,795,507
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,750,000	1,651,248
Series A 144A 5.00% 7/1/46 #	1,000,000	913,540
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	1,592,160
California School Finance Authority Revenue
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	746,850
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,508,900
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	937,320
Series A 144A 5.00% 7/1/42 #	860,000	808,942
Series A 144A 5.50% 7/1/62 #	1,000,000	950,850
(John Adams Academies - Obligated Group)
Series A 144A 5.125% 7/1/62 #	1,680,000	1,477,661
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,014,290
Series A 144A 6.375% 6/1/52 #	1,240,000	1,256,145

74

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.50% 6/1/62 #	2,300,000	$2,328,175
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,749,860
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,562,919
Series A 144A 4.00% 11/1/55 #	2,500,000	1,927,875
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	999,990
Series A 6.00% 10/1/49	720,000	719,013
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	1,383,120
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project)
6.00% 6/15/62	3,750,000	3,876,637
Capital Trust Agency Educational Facilities Housing Revenue
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	5,459,880
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,310,630
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	7,209,680
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,196,084
Chicago, Illinois Board of Education Dedicated Capital
Improvement Tax
5.00% 4/1/45	1,665,000	1,713,501
(Dedicated Revenues)
5.00% 4/1/41	2,000,000	2,082,000
5.75% 4/1/48	5,150,000	5,587,544
City of Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	3,879,240

75

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 6.25% 6/15/53 #	3,500,000	$3,462,235
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,001,540
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	839,590
144A 5.00% 12/1/55 #	3,440,000	2,834,010
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	3,000,000	2,721,780
(Skyview Academy Project)
144A 5.375% 7/1/44 #	500,000	489,230
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,831,177
144A 5.25% 10/1/56 #	1,900,000	1,786,703
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	911,065
Series A 5.00% 6/15/56	1,630,000	1,539,633
(Renaissance Charter School Projects)
Series C 144A 5.00% 9/15/50 #	2,000,000	1,620,320
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University)
Series A 144A 6.875% 7/1/43 #	2,000,000	2,000,920
Idaho Housing & Finance Association Revenue
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	776,442
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	605,000	610,645
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	482,611
Series A 6.75% 7/1/48	529,150	549,739
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	973,800
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	2,787,485

76

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	$676,384
6.125% 2/1/45	1,800,000	1,802,214
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	1,749,641
Illinois Finance Authority Student Housing &
Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	3,433,685
Indiana Finance Authority Revenue
(Tippecanoe, LLC - Student Housing Project)
Series A 5.375% 6/1/64	6,010,000	6,084,464
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,157,600
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,030,186
144A 6.25% 6/1/62 #	1,420,000	1,422,414
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	932,010
Series A 144A 6.375% 6/1/62 #	1,330,000	1,225,914
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,502,355
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,587,380
Series A 144A 6.375% 6/1/52 #	1,000,000	951,340
Series A 144A 6.50% 6/1/62 #	2,000,000	1,923,360
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,575,822
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,663,889
Series A 144A 6.00% 6/15/52 #	1,530,000	1,526,909

77

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	5,000,000	$4,772,150
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	16,080,511
(Massachusetts Institute Of Technology)
Series P 5.00% 7/1/50	1,750,000	1,952,265
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	995,420
Series A 144A 6.00% 9/15/45 #	1,000,000	989,140
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	1,717,480
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	852,633
Nashville And Davidson County, Tennessee Health
And Educational Facilities Board Revenue
(Belmont University)
5.25% 5/1/53	4,000,000	4,217,800
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,560,516
Series A 144A 5.00% 12/15/38 #	1,000,000	948,440
Series A 144A 5.125% 12/15/45 #	5,030,000	4,596,213
New York State Dormitory Authority Revenue
(Columbia University)
Series A 5.00% 10/1/50	1,965,000	2,200,093
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,255,154
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,606,920
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,814,680

78

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/42	1,000,000	$1,003,750
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	4,500,000	3,203,280
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	473,350
144A 5.75% 5/1/50 #	2,530,000	2,379,060
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,048,980
144A 5.00% 7/1/55 #	7,370,000	6,241,727
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	728,469
Series A 5.00% 8/15/46	1,000,000	899,180
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,615,405
Series A 144A 4.00% 6/1/56 #	1,530,000	982,795
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,011,300
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	933,787
Series A 144A 7.00% 6/15/53 #	1,830,000	1,831,885
Series A 144A 7.125% 6/15/58 #	1,510,000	1,515,557
St. Louis, Missouri Industrial Development Authority
Tax Increment Revenue Improvement
(Confluence Academy Project)
Series A 144A 5.625% 6/15/53 #	4,805,000	4,225,421
St. Paul, Minnesota Housing & Redevelopment
Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,108,518
University of Texas System Board of Regents
Series B 5.00% 8/15/49	33,875,000	37,748,267
University of Virginia
Series A 2.18% 11/1/51	10,000,000	5,762,400

79

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,400,000	$2,180,016
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project)
Series A 144A 6.00% 3/1/63 #	2,990,000	2,822,680
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	931,640
Series A 144A 5.00% 6/15/50 #	2,200,000	1,900,558
Wisconsin Public Finance Authority Revenue
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	299,796
Series A 144A 6.625% 7/1/53 #	600,000	601,554
Series A 144A 6.75% 7/1/58 #	550,000	551,578
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	38,914
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	25,000
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,466,055
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	912,260
Series A 6.125% 6/15/57	1,000,000	913,420
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	395,000	372,130
Series A 144A 5.00% 6/15/39 #	500,000	471,295
Series A 144A 5.00% 6/15/49 #	1,100,000	970,904
Yonkers, New York Economic Development Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/54	465,000	402,118
		383,379,967
Electric Revenue Bonds — 1.88%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	4,131,235

80

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	$3,111,630
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/42	2,000,000	2,027,600
Series A 5.00% 10/1/43	2,650,000	2,677,745
Series A 5.00% 10/1/44	6,000,000	6,046,440
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	2,369,125
Series A 5.05% 7/1/42 ‡	4,590,000	1,262,250
Series A 6.75% 7/1/36 ‡	1,500,000	412,500
Series AAA 5.25% 7/1/25 ‡	925,000	254,375
Series AAA 5.25% 7/1/26 ‡	1,030,000	283,250
Series AAA 5.25% 7/1/27 ‡	5,330,000	1,465,750
Series AAA 5.25% 7/1/28 ‡	1,205,000	331,375
Series CCC 5.25% 7/1/27 ‡	5,525,000	1,519,375
Series TT 5.00% 7/1/37 ‡	1,500,000	412,500
Series WW 5.00% 7/1/28 ‡	3,405,000	936,375
Series WW 5.25% 7/1/25 ‡	1,530,000	420,750
Series WW 5.25% 7/1/33 ‡	830,000	228,250
Series WW 5.50% 7/1/38 ‡	9,325,000	2,564,375
Series XX 4.75% 7/1/26 ‡	920,000	253,000
Series XX 5.25% 7/1/40 ‡	9,795,000	2,693,625
Series XX 5.75% 7/1/36 ‡	5,840,000	1,606,000
Series ZZ 4.75% 7/1/27 ‡	760,000	209,000
Series ZZ 5.25% 7/1/24 ‡	1,275,000	350,625
Series ZZ 5.25% 7/1/26 ‡	7,005,000	1,926,375
Salt River, Arizona Project Agricultural Improvement & Power District Revenue
Series A 5.00% 1/1/50	3,000,000	3,209,220
		40,702,745
Healthcare Revenue Bonds — 14.10%
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier)
Series D 7.25% 1/1/52	7,410,000	4,751,736
(Senior Living, LLC Project Second Tier)
Series B 5.00% 1/1/47	2,375,000	1,440,485
Series B 5.25% 1/1/37	420,000	309,091

81

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	2,595,000	$1,548,955
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	1,231,550
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	507,517
Series B 5.125% 1/1/54	1,130,000	567,588
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	471,180
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,758,832
5.75% 6/1/35	1,500,000	1,399,095
5.75% 6/1/45	2,500,000	2,097,200
6.00% 6/1/50	3,130,000	2,660,563
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	1,245,000	1,418,790
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	11,344,581
Series A 3.00% 8/15/51 (AGM)	1,025,000	787,948
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	9,870,000	10,780,310
California Municipal Finance Authority Revenue
(Community Health System Project)
Series A 3.00% 2/1/46 (AGM)	10,000,000	7,490,100
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,007,549
Series A 144A 6.625% 1/1/32 #	500,000	489,030
Series A 144A 6.875% 1/1/42 #	1,500,000	1,420,365
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	456,165

82

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Enloe Medical Center)
Series A 5.375% 8/15/57 (AGM)	2,000,000	$2,158,120
(Loma Linda University Medical Center)
Series A 144A 5.50% 12/1/58 #	5,000,000	5,003,550
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,000,000	1,431,320
City of Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,500,000	1,201,215
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	908,640
Series A 5.375% 11/15/55	1,000,000	911,260
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	500,000	348,510
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	5,500,000	3,941,080
(American Baptist)
8.00% 8/1/43	2,500,000	2,499,700
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,255,000	803,890
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	501,515
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	601,485
Series A 144A 5.75% 12/1/35 #	1,150,000	843,720
Series A 144A 6.125% 12/1/45 #	1,200,000	808,188
Series A 144A 6.25% 12/1/50 #	560,000	371,818
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	3,953,480
5.50% 2/15/52	4,930,000	4,967,024
5.50% 2/15/57	6,365,000	6,366,655
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	469,941
Series C 4.00% 9/1/34	987,000	914,318

83

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/44	2,036,000	$1,668,909
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	746,358
5.25% 11/15/51	1,350,000	935,469
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,900,000
Health and Educational Facilities Authority of the
State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	4,810,000	4,275,224
Henrico County, Virginia Economic Development
Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/52	2,025,000	2,013,356
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 3.00% 3/1/51	7,430,000	5,138,068
Series A 4.00% 3/1/51	2,000,000	1,749,240
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	396,810
Illinois Finance Authority Revenue
(Plymouth Place, Inc.)
Series A 6.75% 5/15/58	3,000,000	3,036,420
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	727,434
5.25% 5/15/54	5,910,000	4,332,325
5.50% 5/15/54	3,375,000	2,574,990
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,780,975
Series A 144A 5.60% 1/1/56 #	2,630,000	1,801,603
Iowa Finance Authority Revenue
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,274,998
5.25% 8/1/55	2,500,000	1,784,725
Kalispell, Montana
Series A 5.25% 5/15/32	435,000	411,414

84

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/52	5,420,000	$4,225,053
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,200,707
5.75% 11/15/45	3,000,000	2,544,570
5.75% 11/15/50	1,600,000	1,324,640
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project)
Series A 5.25% 5/15/50	5,000,000	3,741,650
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,174,775
Series A 5.75% 8/15/55	1,500,000	1,281,945
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,395,400
Series A 5.00% 1/1/55	2,635,000	1,729,113
Maricopa County, Arizona Industrial Development Authority Revenue
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	3,970,975
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group)
Series A 3.00% 12/1/49	5,000,000	3,664,550
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,192,575
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,392,675
5.375% 1/1/50	6,250,000	5,319,875
Series A 5.375% 1/1/51	2,000,000	1,693,760
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,935,000	6,410,326

85

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	$1,358,379
Series A 144A 5.625% 7/1/46 #	1,000,000	893,280
Series A 144A 5.75% 7/1/54 #	2,000,000	1,772,240
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project)
6.00% 7/15/57	6,000,000	5,653,080
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	91,472
Series A-2 7.50% 11/15/36	745,000	606,795
Series B 2.00% 11/15/61 ~	3,088,349	1,221,473
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	452,100
Series A1 5.00% 7/1/51	1,575,000	1,078,875
Series B 4.00% 7/1/31	635,000	317,500
Series B 4.75% 7/1/51	1,915,000	957,500
Series C 5.00% 7/1/31 ‡	250,000	112,500
Series C 5.25% 7/1/36 ‡	350,000	157,500
Series C 5.75% 7/1/51 ‡	2,250,000	1,012,500
Series D 6.00% 7/1/26 ‡	90,000	36,000
Series D 7.00% 7/1/51 ‡	1,350,000	540,000
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	3,799,100
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	8,830,000	6,248,638
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	888,160
Series A 6.875% 10/1/57	6,500,000	5,806,515
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	2,207,719
(Lions Gate Project)
5.25% 1/1/44	2,000,000	1,842,620
New York State Dormitory Authority Revenue
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	800,000	755,096

86

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)
Series A 3.125% 11/1/49	5,000,000	$3,705,550
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living)
5.00% 11/1/49	1,830,000	1,512,587
Orange County, New York Funding Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	2,836,800
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	673
Pennsylvania Economic Development Financing Authority Revenue
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	1,646,340
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	2,451,250
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	8,000,000	6,131,200
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,830,000	2,771,771
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	647,228
5.50% 12/1/43	1,250,000	1,095,550
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	543,144
Series A 5.125% 8/15/45	1,800,000	1,506,042

87

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project)
5.00% 5/15/45	5,000,000	$4,097,550
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	2,250,000	2,270,857
Series A 6.75% 11/15/52	3,300,000	3,323,067
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,332,764
Series A 144A 6.125% 10/1/52 #	2,570,000	1,544,570
Topeka City, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,475,115
Series A 6.50% 12/1/52	2,000,000	1,961,280
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	20,789,593
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/56 #	4,250,000	3,286,015
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	315,000	315,756
Series A 6.00% 7/1/34	1,000,000	1,006,190
Series A 6.125% 7/1/39	750,000	753,345
Series A 6.25% 7/1/44	2,500,000	2,511,025
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin)
3.00% 8/15/52	3,000,000	2,073,240
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	738,880
Series B 5.00% 7/1/53	945,000	675,240
Series C 7.00% 7/1/43	1,000,000	718,620
Series C 7.50% 7/1/53	1,000,000	725,510
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	536,042
Series A 5.00% 11/1/46	1,000,000	783,710

88

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(St. Camillus Health System)
Series A 5.00% 11/1/54	3,500,000	$2,616,880
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,297,058
Series A 5.75% 12/1/48	2,576,272	2,202,609
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	886,522
Series A 144A 5.125% 6/1/48 #	1,375,000	1,196,910
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,081,800
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview)
Series A 5.00% 11/15/56	1,600,000	1,171,712
		305,785,222
Housing Revenue Bonds — 1.55%
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien
Series A 6.00% 12/1/62	2,000,000	2,015,780
CSCDA Community Improvement Authority Essential
Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,015,470
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	5,800,000	3,818,256
Idaho Housing & Finance Association Revenue
Series C 4.80% 7/1/53	6,000,000	6,027,240
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	753,578
New York City, New York Housing Development Revenue
4.80% 2/1/53	5,000,000	5,018,400
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	10,340,000	10,503,372
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53	3,000,000	2,928,480

89

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,500,000	$1,517,145
		33,597,721
Industrial Development Revenue/Pollution Control
Revenue Bonds — 25.30%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.75% 8/1/42	2,000,000	2,008,220
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	1,190,000	119,000
Series A 144A 7.75% 7/1/50 #, ‡	20,330,000	2,033,000
Arkansas Development Finance Authority Revenue
(Big River Steel Project)
144A 4.50% 9/1/49 (AMT) #	3,665,000	3,405,042
(Hybar Steel Project)
144A 12.00% 7/1/48 #	10,000,000	10,547,600
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,238,700
(United States Steel Corporation Project)
5.70% 5/1/53 (AMT)	18,750,000	18,829,125
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	10,157,823
Series A-2 4.00% 6/1/48	150,000	132,921
Series B-2 5.00% 6/1/55	63,095,000	57,761,579
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,007,582
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County
Tobacco Funding Corporation)
0.83% 6/1/55 ^	100,000,000	9,166,000
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
144A 8.08% 1/1/50 (AMT) #, •	13,500,000	13,502,025

90

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	$208,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	262,500
(LP Desalination Project)
144A 5.00% 7/1/37 (AMT) #	3,500,000	3,499,475
Children’s Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	188,134
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 0.668% 6/15/55 ^	61,000,000	5,870,030
Series D 0.138% 6/15/55 ^	262,500,000	22,687,875
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.504% 6/1/60 #, ^	196,565,000	11,328,041
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project)
Series A 144A 7.50% 7/1/57 (AMT) #, •	11,900,000	11,716,502
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	14,068,361
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	3,991,720
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,570,706
George L Smith II Georgia World Congress Center Authority Revenue
Series A 4.00% 1/1/54	9,060,000	7,480,842
(Convention Center Hotel Second Tier)
Series B 144A 5.00% 1/1/54 #	5,000,000	4,084,550
Golden State, California Tobacco Securitization
Settlement Revenue
Series B-2 1.355% 6/1/66 ^	355,550,000	35,355,892
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,002,970
(Special Facilities Continental Airlines, Inc.
Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,005,480
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,149,517

91

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	6,835,000	$5,098,705
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.94% 6/1/57 #, ^	376,610,000	25,515,327
Series F 144A 9.316% 6/1/57 #, ^	243,790,000	13,469,398
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50	10,625,000	10,514,925
Lower Alabama Gas District Revenue
(Gas Project Revenue Bonds)
Series A 5.00% 9/1/46	4,910,000	5,023,028
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,649,270
Series A 5.50% 9/15/23	40,000	40,010
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	10,950,000	7,121,552
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project)
144A 4.00% 10/15/47 (AMT) #	8,020,000	6,705,682
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project)
144A 6.25% 1/1/59 #	7,000,000	6,734,700
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	927,000
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed)
Series A 144A 0.186% 6/1/61 #, ^	487,500,000	22,239,750
Nevada State Department of Business & Industry Revenue
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds)
144A 6.25% 12/15/37 #	2,500,000	2,267,175

92

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29	4,000,000	$4,011,360
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,286,485
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	4,605,000	4,530,860
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	343,570
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,019,270
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	2,455,000	2,551,211
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	4,507,605
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,124,778
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,000,560
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,345,780
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,480,417
5.25% 12/1/27	2,235,000	2,309,694
5.25% 12/1/28	1,050,000	1,090,814
5.50% 12/1/29	765,000	807,886
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	460,000	454,296

93

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project)
7.25% 11/1/43 (AMT)	1,860,000	$1,865,245
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,084,750
144A 6.35% 7/1/40 #	3,600,000	3,913,380
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,768,191
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,944,675
The City Of Hoover (Alabama) Environmental
Improvement Revenue Bonds
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	10,348,707
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-3rd Subordinate Lien)
Series D 2.609% 6/1/46 ^	2,230,000	329,817
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,004,600
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project)
Series A 144A 5.25% 5/1/44 #	9,440,000	8,576,051
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	3,305,000	3,336,232
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation)
Series A-1 6.706% 6/1/46	10,865,000	9,319,563
Series B-1 5.00% 6/1/47	2,000,000	1,838,380
Series C 2.949% 6/1/47 ^	95,170,000	24,435,849
Series D 2.20% 6/1/47 ^	179,085,000	44,934,217
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480

94

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Grand Hyatt San Antonio Hotel
Acquisition Project)
Series A 5.00% 2/1/62	10,225,000	$9,502,092
		548,752,549
Lease Revenue Bonds — 3.78%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project)
5.00% 6/1/51	1,000,000	949,620
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	1,876,294
Idaho Falls Auditorium District Revenue
144A 5.25% 5/15/51 #	5,000,000	4,701,250
Los Angeles County, California Public Works
Financing Authority Revenue
Series A 3.00% 12/1/50	11,000,000	8,285,530
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	8,305,000	7,080,926
Series A 5.00% 6/15/50	4,135,000	4,147,571
Series A 5.00% 6/15/57	3,975,000	3,992,848
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	772,857
Series B 5.03% 12/15/54 ^	9,820,000	1,989,237
New Jersey Transportation Trust Fund Authority Revenue
5.50% 6/15/50	4,250,000	4,632,755
Series AA 4.00% 6/15/50	2,945,000	2,712,257
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,024,120
Series AA 5.00% 6/15/44	2,900,000	2,908,961
(Transportation System)
Series A 4.991% 12/15/39 ^	5,290,000	2,491,272
Series BB 4.00% 6/15/46	1,000,000	938,460
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51	5,750,000	4,081,810
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	14,500,000	13,877,660

95

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	10,250,000	$10,342,557
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	980,040
5.375% 2/1/41	1,300,000	1,240,109
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project)
Series A 5.50% 6/15/42	3,000,000	2,958,270
		81,984,404
Local General Obligation Bonds — 2.28%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,308,591
Series 2005D 5.50% 1/1/40	3,000,000	3,033,810
Series 2007E 5.50% 1/1/42	1,900,000	1,918,696
Series 2007F 5.50% 1/1/42	1,250,000	1,262,300
Series A 5.25% 1/1/38	2,295,000	2,449,913
Series A 5.50% 1/1/39	2,660,000	2,872,614
Series A 5.50% 1/1/40	2,160,000	2,323,058
Series A 5.50% 1/1/49	770,000	796,804
Series C 5.00% 1/1/26	500,000	511,790
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,676,375
Series B 4.00% 12/1/41	2,000,000	1,771,980
Series G 5.00% 12/1/44	2,545,000	2,486,440
Series H 5.00% 12/1/46	4,225,000	4,090,223
(Dedicated Revenues)
Series A 5.00% 12/1/42	7,690,000	7,441,997
Series B 4.00% 12/1/40	4,500,000	4,017,195
Lodi Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,179,347
MIDA Golf and Equestrian Center Public
Infrastructure District
144A 4.50% 6/1/51 #	4,835,000	3,375,894
144A 4.625% 6/1/57 #	4,690,000	3,235,349
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	747,290
		49,499,666

96

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 1.44%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,800,000	$3,167,332
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,051,066
Foothill-Eastern Transportation Corridor Agency Revenue
Series A 6.00% 1/15/49-24 §	7,690,000	7,770,745
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39-24 §	560,000	569,212
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront)
Series A 5.50% 10/1/49-24 §	2,400,000	2,451,672
Nampa, Idaho Development Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	2,940,000	3,044,987
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,183,650
Washington State Housing Finance Commission Revenue
(Heron’s Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,053,740
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,819,808
Wisconsin Public Finance Authority Revenue
(Rose Villa Project)
Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,043,140
		31,155,352
Resource Recovery Revenue Bonds — 0.42%
Brazoria County, Texas Industrial Development Solid
Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project)
144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,896,140
South Carolina Jobs-Economic Development
Authority Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,108,635

97

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,990,000	$5,151,712
		9,156,487
Special Tax Revenue Bonds — 14.87%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	6,530,000	6,483,441
Celebration Pointe, Florida Community Development District No. 1
5.125% 5/1/45	2,460,000	2,392,399
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,007,530
144A 5.40% 3/1/45 #	2,000,000	2,003,360
City of Newport Beach, California
Series A 4.00% 9/2/33	200,000	200,506
Series A 4.125% 9/2/38	575,000	550,758
Commonwealth of Puerto Rico
2.732% 11/1/51 •	14,007,998	5,830,829
(Restructured)
3.122% 11/1/43 •	55,571,192	28,688,628
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	6,367,038
County of Monongalia, West Virginia
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	1,000,000	1,019,340
Series A 144A 5.75% 6/1/43 #	1,500,000	1,566,945
Series A 144A 6.00% 6/1/53 #	1,500,000	1,588,290
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,530,888
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	62,079,401	50,749,910

98

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	$1,710,780
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,153,500
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	227,907
3.50% 9/1/45	720,000	516,794
4.00% 9/1/51	500,000	384,675
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,355,000	1,201,993
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,005,000	3,008,756
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,800,000	1,802,232
Las Vegas, Nevada
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	746,355
144A 5.75% 6/1/42 #	1,100,000	1,089,924
144A 5.75% 6/1/47 #	1,575,000	1,531,152
144A 6.00% 6/1/52 #	1,800,000	1,792,458
Massachusetts Bay Transportation Authority Revenue
(Sustainability Bonds)
Series A 5.00% 7/1/52	5,000,000	5,327,100
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	7,655,000	7,612,898
Midtown Miami, Florida Community Development District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	486,355
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	952,900
Series A 5.50% 8/1/35	1,300,000	1,207,544
New York City, New York Transitional Finance
Authority Future Tax Secured Revenue
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	5,000,000	3,852,550

99

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.25% 8/1/42	6,425,000	$7,051,823
Series B-1 3.00% 8/1/48	6,605,000	4,930,170
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	5,000,000	3,662,150
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/50	3,640,000	2,695,602
Series A-1 4.00% 3/15/55	2,000,000	1,832,260
Series A-1 4.00% 3/15/56	2,380,000	2,173,773
New York State Urban Development
Series E 3.00% 3/15/50	2,500,000	1,847,975
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	2,446,719
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,755,000	1,757,439
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	1,943,120
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.607% 7/1/46 ^	78,170,000	21,771,908
Series A-1 3.255% 7/1/51 ^	105,182,000	21,739,016
Series A-1 4.75% 7/1/53	50,505,000	47,346,922
Series A-1 5.00% 7/1/58	4,988,000	4,840,355
Series A-2 4.536% 7/1/53	1,022,000	924,951
Series A-2 4.784% 7/1/58	10,622,000	9,956,957
Series B-1 4.75% 7/1/53	135,000	126,559
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	575,000	563,845
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	957,789
Series A 144A 5.25% 9/1/45 #	3,540,000	3,146,954

100

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 0.363% 9/1/53 ^	12,095,000	$2,314,741
Verve, Colorado Metropolitan District No. 1
6.50% 12/1/43	4,365,000	4,015,320
6.75% 12/1/52	4,000,000	3,663,400
Village Community Development District No. 15, Florida
144A 5.00% 5/1/43 #	1,000,000	1,003,720
144A 5.25% 5/1/54 #	3,500,000	3,517,255
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	4,592,284
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,355,450
Series B 144A 6.50% 6/1/56 #	1,000,000	788,900
Wyandotte County, Kansas Unified Government
Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	3,988,095
		322,541,187
State General Obligation Bonds — 6.54%
California State
(Forward Delivery)
4.00% 9/1/29	3,950,000	4,195,492
(Various Purpose)
5.00% 11/1/30	1,030,000	1,174,149
5.25% 10/1/50	4,000,000	4,440,760
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,402,550
Series D 4.00% 11/1/35	5,000,000	5,192,200
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	10,759,631	9,680,440
Series A-1 4.00% 7/1/41	30,381,837	26,272,694
Series A-1 4.00% 7/1/46	45,193,861	37,622,533
Illinois State
5.00% 1/1/28	1,190,000	1,222,320
5.00% 11/1/36	2,245,000	2,270,324
5.50% 5/1/39	6,000,000	6,444,060

101

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.125% 12/1/29	1,310,000	$1,384,460
Series A 5.50% 3/1/47	9,700,000	10,404,317
Series B 3.00% 12/1/41	2,605,000	2,033,958
Series C 4.00% 10/1/41	400,000	372,404
Series C 4.00% 10/1/42	2,900,000	2,682,239
Series C 5.00% 11/1/29	4,600,000	4,834,600
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,000,000	1,982,160
New Jersey State
Series A 4.00% 6/1/32	2,080,000	2,178,883
Washington State
Series A 5.00% 8/1/44	4,540,000	4,870,421
Series A-2 5.00% 8/1/43	6,635,000	7,188,028
		141,848,992
Transportation Revenue Bonds — 6.47%
Atlanta, Georgia Airport Revenue
Series B 5.00% 7/1/52 (AMT)	2,000,000	2,044,580
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	7,500,000	6,396,975
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,472,050
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion
Project)
Series A 144A 7.25% 7/1/57 (AMT) #, •	5,000,000	5,102,550
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,667,120
(Senior Lien)
Series A 4.00% 1/15/46	3,560,000	3,342,555
Grand Parkway Transportation Revenue
(First Tier)
3.00% 10/1/50	3,500,000	2,337,090
Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport)
Series F 3.00% 5/15/49 (AMT)	3,030,000	2,149,724

102

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	$1,592,685
Metropolitan Transportation Authority, New York
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,144,350
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,377,827
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C &
D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	15,881,468
5.00% 10/1/40 (AMT)	3,400,000	3,436,584
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/41 (AMT)	4,920,000	5,055,841
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,215,959
Subordinate Series B 3.00% 12/1/51	2,500,000	1,751,375
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,469
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	2,250,000	2,017,013
Series B 5.50% 8/1/47 (AMT)	3,000,000	3,205,620
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	10,000,000	9,862,500
Series C 5.258% 7/1/53	35,455,000	22,469,606
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,591,760
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series B 5.00% 1/1/48 (AMT)	2,000,000	1,980,900
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project)
5.50% 12/31/58 (AMT)	9,765,000	10,347,873

103

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3C Project)
5.00% 6/30/58 (AMT)	23,780,000	$23,825,895
		140,300,369
Water & Sewer Revenue Bonds — 1.22%
Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	187,749
5.00% 11/1/28	30,000	30,965
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	3,000,000	2,811,960
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,532,025
(Sub Lien-Warrants)
Series D 7.00% 10/1/51	5,000,000	5,257,150
King County, Washington Sewer Revenue
Series A 4.00% 1/1/52	5,000,000	4,566,400
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.00% 6/15/51	5,800,000	4,183,946
Subseries BB-1 3.00% 6/15/44	8,750,000	6,756,487
		26,326,682
Total Municipal Bonds (cost $2,285,251,590)		2,115,031,343

Short-Term Investments — 2.07%
Variable Rate Demand Notes — 2.07%¤
City of New York, New York
Subordinate Series F-5 3.95% 6/1/44
(SPA - Barclays Bank)	4,335,000	4,335,000
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare) Series C
3.95%7/15/55
(SPA - Barclays Bank)	3,500,000	3,500,000

104

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Los Angeles, California Department of Water & Power Revenue
Subordinate
Series B-3 2.75% 7/1/34
(SPA - Barclays Bank)	13,000,000	$13,000,000
Los Angeles, California Department of Water & Power Water System Revenue
Series A-2 2.75% 7/1/45
(SPA - Barclays Bank)	8,400,000	8,400,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.80%
11/15/48
(LOC – Wells Fargo Bank N.A.)	2,500,000	2,500,000
New York City Municipal Water Finance Authority Revenue
Series CC 3.90% 6/15/41
(SPA - State Street)	5,680,000	5,680,000
New York City Transitional Finance Authority Future Tax Secured Revenue
Subordinate Series A-4 4.00% 8/1/45
(SPA - JP Morgan Chase Bank)	750,000	750,000
Phoenix, Arizona Industrial Development Authority Revenue
(Mayo Clinic) Series B 3.80% 11/15/52
(SPA - Northern Trust)	6,800,000	6,800,000
Total Short-Term Investments (cost $44,965,000)		44,965,000
Total Value of Securities—99.60% (cost $2,330,216,590)		$2,159,996,343
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $586,007,936, which represents 27.02% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.

105

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2023.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

106

Statements of assets and liabilities

August 31, 2023

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$745,650,366	$1,159,548,539	$2,159,996,343
Cash	1,028,215	27,222	5,241,231
Interest receivable	7,121,998	12,782,557	22,357,798
Receivable for fund shares sold	1,871,489	2,170,933	4,267,296
Prepaid expenses	31,047	35,110	58,694
Receivable for securities sold	—	2,567,108	1,854,291
Other assets	7,206	8,545	12,692
Total Assets	755,710,321	1,177,140,014	2,193,788,345
Liabilities:
Payable for securities purchased	10,632,449	4,558,667	16,443,909
Payable for fund shares redeemed	1,645,939	2,834,409	6,496,694
Investment management fees payable to affiliates	323,489	302,169	475,789
Distribution payable	291,554	410,124	1,071,116
Other accrued expenses	253,098	355,238	463,468
Distribution fees payable to affiliates	104,446	92,600	103,902
Administration expenses payable to affiliates	11,739	12,115	12,907
Total Liabilities	13,262,714	8,565,322	25,067,785
Total Net Assets	$742,447,607	$1,168,574,692	$2,168,720,560

Net Assets Consist of:
Paid-in capital	$846,767,005	$1,269,472,810	$2,401,685,422
Total distributable earnings (loss)	(104,319,398)	(100,898,118)	(232,964,862)
Total Net Assets	$742,447,607	$1,168,574,692	$2,168,720,560

107

Statements of assets and liabilities

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$469,979,598	$411,551,450	$315,959,077
Shares of beneficial interest outstanding, unlimited authorization, no par	46,847,191	38,599,585	32,657,761
Net asset value per share	$10.03	$10.66	$9.67
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.50	$10.96	$10.13

Class C:
Net assets	$6,723,425	$5,176,560	$43,123,123
Shares of beneficial interest outstanding, unlimited authorization, no par	670,049	485,956	4,439,591
Net asset value per share	$10.03	$10.65	$9.71

Institutional Class:
Net assets	$265,744,584	$751,846,682	$1,809,638,360
Shares of beneficial interest outstanding, unlimited authorization, no par	26,277,749	69,849,480	185,317,381
Net asset value per share	$10.11	$10.76	$9.77

*Investments, at cost	$783,412,385	$1,199,098,349	$2,330,216,590
See accompanying notes, which are an integral part of the financial statements.

108

Statements of operations	Year ended August 31, 2023

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$35,098,479	$46,216,873	$109,078,324

Expenses:
Management fees	3,957,562	5,395,131	9,720,050
Distribution expenses — Class A	1,224,341	1,077,731	729,931
Distribution expenses — Class C	73,471	58,096	435,748
Dividend disbursing and transfer agent fees and expenses	586,264	975,863	1,760,369
Registration fees	289,670	228,347	332,287
Accounting and administration expenses	96,237	144,431	237,183
Reports and statements to shareholders expenses	59,922	59,057	82,413
Audit and tax fees	52,096	41,095	52,096
Custodian fees	30,689	36,412	9,125
Legal fees	28,923	67,448	98,886
Trustees’ fees and expenses	24,208	51,512	74,778
Other	77,336	79,054	159,701
	6,500,719	8,214,177	13,692,567
Less expenses waived	(1,122,815)	(1,498,578)	(585,337)
Less expenses paid indirectly	(250)	(226)	(31)
Total operating expenses	5,377,654	6,715,373	13,107,199
Net Investment Income (Loss)	29,720,825	39,501,500	95,971,125

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(30,645,705)	(19,902,832)	(18,871,167)
Net change in unrealized appreciation (depreciation) on investments	(10,710,260)	(12,794,094)	(111,713,910)
Net Realized and Unrealized Gain (Loss)	(41,355,965)	(32,696,926)	(130,585,077)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,635,140)	$6,804,574	$(34,613,952)

See accompanying notes, which are an integral part of the financial statements.

109

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$29,720,825	$28,748,280
Net realized gain (loss)	(30,645,705)	(32,326,956)
Net change in unrealized appreciation (depreciation)	(10,710,260)	(135,309,676)
Net increase (decrease) in net assets resulting from operations	(11,635,140)	(138,888,352)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(19,406,727)	(31,900,298)
Class C	(234,267)	(346,866)
Institutional Class	(10,079,832)	(11,084,625)
	(29,720,826)	(43,331,789)

Capital Share Transactions:
Proceeds from shares sold:
Class A	64,922,267	253,814,461
Class C	2,019,449	3,778,437
Institutional Class	199,258,747	339,475,248

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	17,429,261	29,634,976
Class C	225,820	338,804
Institutional Class	8,676,864	9,707,948
	292,532,408	636,749,874

110

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(124,176,268)	$(558,816,551)
Class C	(3,565,123)	(3,819,203)
Institutional Class	(293,420,592)	(142,795,609)
	(421,161,983)	(705,431,363)
Decrease in net assets derived from capital share transactions	(128,629,575)	(68,681,489)
Net Decrease in Net Assets	(169,985,541)	(250,901,630)

Net Assets:
Beginning of year	912,433,148	1,163,334,778
End of year	$742,447,607	$912,433,148

See accompanying notes, which are an integral part of the financial statements.

111

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$39,501,500	$34,441,127
Net realized gain (loss)	(19,902,832)	(38,294,341)
Net change in unrealized appreciation (depreciation)	(12,794,094)	(127,905,368)
Net increase (decrease) in net assets resulting from operations	6,804,574	(131,758,582)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,615,401)	(14,242,426)
Class C	(153,171)	(149,437)
Institutional Class	(24,733,154)	(20,049,264)
	(39,501,726)	(34,441,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,083,715	45,547,114
Class C	1,188,284	2,873,486
Institutional Class	528,477,921	521,335,408

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,840,577	12,394,377
Class C	149,566	146,413
Institutional Class	21,906,539	17,674,611
	612,646,602	599,971,409

112

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(88,524,439)	$(99,996,602)
Class C	(2,825,816)	(2,610,271)
Institutional Class	(389,254,059)	(483,548,428)
	(480,604,314)	(586,155,301)
Increase in net assets derived from capital share transactions	132,042,288	13,816,108
Net Increase (Decrease) in Net Assets	99,345,136	(152,383,601)

Net Assets:
Beginning of year	1,069,229,556	1,221,613,157
End of year	$1,168,574,692	$1,069,229,556

See accompanying notes, which are an integral part of the financial statements.

113

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$95,971,125	$73,710,021
Net realized gain (loss)	(18,871,167)	(42,953,091)
Net change in unrealized appreciation (depreciation)	(111,713,910)	(225,036,921)
Net increase (decrease) in net assets resulting from operations	(34,613,952)	(194,279,991)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(13,967,631)	(10,155,975)
Class C	(1,769,724)	(1,727,407)
Institutional Class	(83,695,859)	(63,585,989)
	(99,433,214)	(75,469,371)

Capital Share Transactions:
Proceeds from shares sold:
Class A	153,803,317	132,767,302
Class C	15,810,320	11,602,221
Institutional Class	1,557,341,473	1,068,879,793

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,838,334	9,284,028
Class C	1,666,105	1,640,114
Institutional Class	72,106,517	53,416,421
	1,813,566,066	1,277,589,879

114

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(93,380,058)	$(89,531,641)
Class C	(17,682,031)	(17,118,633)
Institutional Class	(1,252,490,538)	(807,206,556)
	(1,363,552,627)	(913,856,830)
Increase in net assets derived from capital share transactions	450,013,439	363,733,049
Net Increase in Net Assets	315,966,273	93,983,687

Net Assets:
Beginning of year	1,852,754,287	1,758,770,600
End of year	$2,168,720,560	$1,852,754,287

See accompanying notes, which are an integral part of the financial statements.

115

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

116

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.51	$12.56	$11.94	$11.96	$11.44

0.40	0.33	0.36	0.38	0.41
(0.48)	(1.88)	0.70	0.01	0.52
(0.08)	(1.55)	1.06	0.39	0.93

(0.40)	(0.33)	(0.36)	(0.38)	(0.41)
—	(0.17)	(0.08)	(0.03)	— [2]
(0.40)	(0.50)	(0.44)	(0.41)	(0.41)

$10.03	$10.51	$12.56	$11.94	$11.96

(0.72)%	(12.65)%	9.03%	3.44%	8.35%

$469,980	$534,749	$944,054	$478,671	$472,153
0.80%	0.80%	0.82%	0.81%	0.81%
0.95%	0.91%	0.92%	0.95%	0.95%
3.93%	2.82%	2.84%	3.24%	3.55%
3.78%	2.71%	2.74%	3.10%	3.41%
65%	71%	40%	77%	43%

117

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

118

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.51	$12.56	$11.94	$11.96	$11.44

0.32	0.24	0.26	0.29	0.32
(0.48)	(1.88)	0.70	0.01	0.52
(0.16)	(1.64)	0.96	0.30	0.84

(0.32)	(0.24)	(0.26)	(0.29)	(0.32)
—	(0.17)	(0.08)	(0.03)	— [2]
(0.32)	(0.41)	(0.34)	(0.32)	(0.32)

$10.03	$10.51	$12.56	$11.94	$11.96

(1.46)%	(13.31)%	8.22%	2.66%	7.55%

$6,723	$8,366	$9,834	$10,778	$16,051
1.55%	1.55%	1.57%	1.56%	1.56%
1.70%	1.66%	1.67%	1.70%	1.70%
3.18%	2.07%	2.09%	2.49%	2.80%
3.03%	1.96%	1.99%	2.35%	2.66%
65%	71%	40%	77%	43%

119

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

120

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.59	$12.66	$12.03	$12.05	$11.52

0.43	0.36	0.39	0.41	0.44
(0.48)	(1.90)	0.71	0.01	0.53
(0.05)	(1.54)	1.10	0.42	0.97

(0.43)	(0.36)	(0.39)	(0.41)	(0.44)
—	(0.17)	(0.08)	(0.03)	— [2]
(0.43)	(0.53)	(0.47)	(0.44)	(0.44)

$10.11	$10.59	$12.66	$12.03	$12.05

(0.43)%	(12.48)%	9.34%	3.70%	8.68%

$265,745	$369,318	$209,447	$135,801	$134,112
0.55%	0.55%	0.57%	0.56%	0.56%
0.70%	0.66%	0.67%	0.70%	0.70%
4.18%	3.07%	3.09%	3.49%	3.80%
4.03%	2.96%	2.99%	3.35%	3.66%
65%	71%	40%	77%	43%

121

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

122

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.01	$12.63	$12.26	$12.28	$11.76

0.37	0.33	0.33	0.35	0.37
(0.35)	(1.62)	0.37	(0.02)	0.52
0.02	(1.29)	0.70	0.33	0.89

(0.37)	(0.33)	(0.33)	(0.35)	(0.37)
(0.37)	(0.33)	(0.33)	(0.35)	(0.37)

$10.66	$11.01	$12.63	$12.26	$12.28

0.17%	(10.33)%	5.79%	2.76%	7.71%

$411,551	$452,772	$564,932	$106,135	$123,691
0.75%	0.71%	0.65%	0.65%	0.65%
0.88%	0.87%	0.88%	0.91%	0.91%
3.39%	2.80%	2.64%	2.87%	3.11%
3.26%	2.64%	2.41%	2.61%	2.85%
27%	59%	23%	27%	25%

123

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

124

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.00	$12.62	$12.25	$12.27	$11.75

0.28	0.24	0.23	0.24	0.27
(0.35)	(1.62)	0.37	(0.02)	0.52
(0.07)	(1.38)	0.60	0.22	0.79

(0.28)	(0.24)	(0.23)	(0.24)	(0.27)
(0.28)	(0.24)	(0.23)	(0.24)	(0.27)

$10.65	$11.00	$12.62	$12.25	$12.27

(0.58)%	(11.04)%	4.90%	1.89%	6.81%

$5,177	$6,872	$7,497	$11,864	$22,874
1.50%	1.50%	1.50%	1.50%	1.50%
1.63%	1.62%	1.63%	1.66%	1.66%
2.64%	2.01%	1.79%	2.02%	2.26%
2.51%	1.89%	1.66%	1.86%	2.10%
27%	59%	23%	27%	25%

125

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

126

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.11	$12.75	$12.38	$12.40	$11.87

0.40	0.36	0.35	0.37	0.39
(0.35)	(1.64)	0.37	(0.02)	0.53
0.05	(1.28)	0.72	0.35	0.92

(0.40)	(0.36)	(0.35)	(0.37)	(0.39)
(0.40)	(0.36)	(0.35)	(0.37)	(0.39)

$10.76	$11.11	$12.75	$12.38	$12.40

0.45%	(10.17)%	5.92%	2.92%	7.92%

$751,847	$609,586	$649,184	$453,727	$399,830
0.50%	0.50%	0.50%	0.50%	0.50%
0.63%	0.62%	0.63%	0.66%	0.66%
3.64%	3.01%	2.79%	3.02%	3.26%
3.51%	2.89%	2.66%	2.86%	3.10%
27%	59%	23%	27%	25%

127

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

128

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.35	$12.04	$11.15	$11.48	$11.00

0.46	0.44	0.42	0.44	0.46
(0.66)	(1.67)	0.91	(0.33)	0.48
(0.20)	(1.23)	1.33	0.11	0.94

(0.44)	(0.43)	(0.42)	(0.44)	(0.46)
(0.04)	(0.03)	(0.02)	—	—
(0.48)	(0.46)	(0.44)	(0.44)	(0.46)

$9.67	$10.35	$12.04	$11.15	$11.48

(1.92)%	(10.49)%	12.12%	1.06%	8.81%

$315,959	$261,839	$247,542	$182,214	$208,549
0.85%	0.85%	0.85%	0.85%	0.85%
0.88%	0.88%	0.88%	0.91%	0.90%
4.62%	3.94%	3.65%	3.99%	4.22%
4.59%	3.91%	3.62%	3.93%	4.17%
18%	56%	16%	44%	33%

129

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

130

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.39	$12.09	$11.20	$11.52	$11.04

0.38	0.35	0.33	0.36	0.38
(0.66)	(1.67)	0.91	(0.32)	0.48
(0.28)	(1.32)	1.24	0.04	0.86

(0.36)	(0.35)	(0.33)	(0.36)	(0.38)
(0.04)	(0.03)	(0.02)	—	—
(0.40)	(0.38)	(0.35)	(0.36)	(0.38)

$9.71	$10.39	$12.09	$11.20	$11.52

(2.64)%	(11.18)%	11.25%	0.41%	7.98%

$43,123	$46,410	$58,285	$68,993	$91,184
1.60%	1.60%	1.60%	1.60%	1.60%
1.63%	1.63%	1.63%	1.66%	1.65%
3.87%	3.19%	2.90%	3.24%	3.47%
3.84%	3.16%	2.87%	3.18%	3.42%
18%	56%	16%	44%	33%

131

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

132

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.45	$12.15	$11.26	$11.58	$11.10

0.49	0.47	0.45	0.47	0.49
(0.66)	(1.68)	0.91	(0.32)	0.48
(0.17)	(1.21)	1.36	0.15	0.97

(0.47)	(0.46)	(0.45)	(0.47)	(0.49)
(0.04)	(0.03)	(0.02)	—	—
(0.51)	(0.49)	(0.47)	(0.47)	(0.49)

$9.77	$10.45	$12.15	$11.26	$11.58

(1.62)%	(10.22)%	12.32%	1.44%	9.03%

$1,809,639	$1,544,505	$1,452,944	$1,095,548	$1,141,973
0.60%	0.60%	0.60%	0.60%	0.60%
0.63%	0.63%	0.63%	0.66%	0.65%
4.87%	4.19%	3.90%	4.24%	4.47%
4.84%	4.16%	3.87%	4.18%	4.42%
18%	56%	16%	44%	33%

133

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds	August 31, 2023

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

134

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2023, and for all open tax years (years ended August 31, 2020–August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and

135

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including,

136

but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2022 through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets
Delaware Tax-Free USA Fund	0.55%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets for the period September 1, 2022 through December 29, 2023 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Tax-Free USA Fund	0.80%	1.55%	0.55%
Delaware Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$25,856
Delaware Tax-Free USA Intermediate Fund	36,949
Delaware National High-Yield Municipal Bond Fund	62,895

137

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$46,784
Delaware Tax-Free USA Intermediate Fund	70,529
Delaware National High-Yield Municipal Bond Fund	126,060

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

138

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$24,606
Delaware Tax-Free USA Intermediate Fund	34,376
Delaware National High-Yield Municipal Bond Fund	62,610

For the year ended August 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free USA Fund	$14,713
Delaware Tax-Free USA Intermediate Fund	4,119
Delaware National High-Yield Municipal Bond Fund	10,378

For the year ended August 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$41,566	$164
Delaware Tax-Free USA Intermediate Fund	3,961	427
Delaware National High-Yield Municipal Bond Fund	35,891	2,695

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2023, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended

139

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

August 31, 2023, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$—	$2,900,286	$—
Delaware Tax-Free USA Intermediate Fund	—	3,000,049	—
Delaware National High-Yield Municipal Bond Fund	7,920,966	—	—

3. Investments

For the year ended August 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$482,355,571	$574,866,208
Delaware Tax-Free USA Intermediate Fund	460,341,665	296,356,523
Delaware National High-Yield Municipal Bond Fund	777,843,073	355,260,347

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free USA Fund	$788,762,582	$10,759,324	$(53,871,540)	$(43,112,216)
Delaware Tax-Free USA Intermediate Fund	1,200,438,784	17,085,777	(57,976,022)	(40,890,245)
Delaware National High-Yield Municipal Bond Fund	2,372,315,243	48,366,220	(260,685,120)	(212,318,900)

140

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2023:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$745,650,366

141

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,159,248,539
Short-Term Investments	300,000
Total Value of Securities	$1,159,548,539

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$2,115,031,343
Short-Term Investments	44,965,000
Total Value of Securities	$2,159,996,343

During the year ended August 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Fund’s net assets. As of August 31, 2023, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2023 and 2022 were as follows:

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2023:
Delaware Tax-Free USA Fund	$28,535,389	$1,185,437	$—	$29,720,826
Delaware Tax-Free USA Intermediate Fund	39,482,926	18,800	—	39,501,726
Delaware National High-Yield Municipal Bond Fund	91,922,037	77,918	7,433,259	99,433,214

142

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2022:
Delaware Tax-Free USA Fund	$28,365,692	$5,321,833	$9,644,264	$43,331,789
Delaware Tax-Free USA Intermediate Fund	34,384,378	56,749	—	34,441,127
Delaware National High-Yield Municipal Bond Fund	71,052,896	4,324,604	91,871	75,469,371

5. Components of Net Assets on a Tax Basis

As of August 31, 2023, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Shares of beneficial interest	$846,767,005	$1,269,472,810	$2,401,685,422
Undistributed tax-exempt income	114,091	376,786	709,215
Distributions payable	(291,554)	(410,123)	(1,071,116)
Capital loss carryforwards	(61,029,719)	(59,974,536)*	(20,284,061)
Unrealized appreciation (depreciation) of investments	(43,112,216)	(40,890,245)	(212,318,900)
Net assets	$742,447,607	$1,168,574,692	$2,168,720,560

* A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of discount and premium on debt instruments, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to in-kind distributions for shareholder redemptions. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2023, Delaware Tax-Free USA Fund had increase to paid-in-capital and decrease to distributable earnings of $843. Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund had no reclassifications.

143

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, each Fund has capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Fund	$44,269,784	$16,759,935	$61,029,719
Delaware Tax-Free USA Intermediate Fund	51,099,880	8,874,656	59,974,536
Delaware National High-Yield Municipal Bond Fund	9,831,480	10,452,581	20,284,061

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/23	8/31/22	8/31/23	8/31/22	8/31/23	8/31/22
Shares sold:
Class A	6,444,065	21,643,136	4,500,219	3,867,874	15,539,442	12,029,757
Class C	200,006	317,604	110,390	239,606	1,589,181	1,024,094
Institutional Class	19,371,149	30,397,160	48,946,268	44,237,789	156,610,912	97,284,036

Shares issued upon reinvestment of dividends and distributions:
Class A	1,723,149	2,523,875	1,196,194	1,056,330	1,306,224	833,394
Class C	22,343	28,962	13,954	12,554	168,989	146,115
Institutional Class	850,586	833,445	2,020,209	1,495,970	7,269,709	4,757,740
	28,611,298	55,744,182	56,787,234	50,910,123	182,484,457	116,075,136

Shares redeemed:
Class A	(12,223,030)	(48,417,109)	(8,237,446)	(8,512,381)	(9,485,208)	(8,128,802)
Class C	(348,509)	(333,039)	(263,388)	(221,305)	(1,784,899)	(1,526,414)
Institutional Class	(28,817,690)	(12,898,965)	(35,987,523)	(41,779,806)	(126,415,803)	(73,781,566)
	(41,389,229)	(61,649,113)	(44,488,357)	(50,513,492)	(137,685,910)	(83,436,782)
Net increase (decrease)	(12,777,931)	(5,904,931)	12,298,877	396,631	44,798,547	32,638,354

144

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2023 and 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund
Year ended
8/31/23	367,183	10,333	—	10,355	364,280	$3,971,790
8/31/22	11,172	6,613	—	6,620	11,085	201,168
Delaware Tax-Free USA Intermediate Fund
Year ended
8/31/23	107,901	1,333	3,617	4,982	106,891	1,239,618
8/31/22	18,956	1,239	—	1,238	18,791	244,139
Delaware National High-Yield Municipal Bond Fund
Year ended
8/31/23	493,993	5,948	27,463	29,441	494,187	5,405,940
8/31/22	55,160	45,255	—	11,151	88,682	1,181,043

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022. The Agreement was extended to October 30, 2023.

Each Fund had no amounts outstanding as of August 31, 2023, or at any time during the year then ended.

8. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and

145

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

8. Securities Lending (continued)

foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

146

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At August 31, 2023, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the year ended August 31, 2023, Delaware Tax Free USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

9. Geographic, Credit, and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

147

Notes to financial statements

Delaware Funds by Macquarie® national tax-free funds

9. Geographic, Credit, and Market Risks (continued)

As of August 31, 2023, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, Illionis, and territory of Puerto Rico, which constituted approximately 14.88%, 10.21%, and 17.46%, respectively, of the Fund’s net assets. As of August 31, 2023, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York, which constituted approximately 10.87% and 16.97%, respectively, of the Fund’s net assets. As of August 31, 2023, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico, which constituted approximately 13.38% and 14.64%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue

148

remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in the Funds’ financial statements.

149

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 20, 2023

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

150

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

151

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2023, each Fund reports distributions paid during the year as follows:

	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free USA Fund	—	3.99%	96.01%	100.00%
Delaware Tax-Free USA Intermediate Fund	—	0.05%	99.95%	100.00%
Delaware National High-Yield Municipal Bond Fund	7.48%	0.08%	92.44%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free USA Fund, Delaware Tax-Free USA

152

Intermediate Fund, Delaware National High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term ending January 30, 2024. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk

153

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2022.

Delaware Tax-Free USA Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe and for the 3-, 5- and 10-year periods was in the second quartile of its

154

Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of February 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Delaware Tax-Free USA Intermediate Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe and for the 5- and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of February 2019. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware National High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe and for the 3-, 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5- and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-, 5- and 10-year periods and underperformed its benchmark index for the 1-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review. The Board noted that the Fund added a portfolio manager in May 2023.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with

155

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Tax-Free USA Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free USA Intermediate Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware National High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that, as of March 31, 2023, Delaware Tax-Free USA Fund’s net assets exceeded its first breakpoint level, Delaware Tax-Free USA Intermediate Fund’s and Delaware National High-Yield Municipal Bond Fund’s net assets each exceeded their second breakpoint levels and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

156

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

157

Other Fund information (Unaudited)

Delaware Funds by Macquarie® national tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Fund’s most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

158

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	105	Macquarie Asset Management[3] (2015–Present) -Global Head of Macquarie Asset Management Public Investments (2019–Present) -Head of Americas of Macquarie Group (2017–Present)	None

159

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	105	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

160

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	105	Private Investor
(2011–Present)
State Street Bank and
Trust Company
(1996-2011)
-Executive Vice President
of Enterprise Risk
Management and
Emerging Economies
Strategy; and Chief Risk
and Corporate
				Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	105	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

161

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	105	Drexel University -President (2010–Present)	Federal Reserve
Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income
Trust, Inc.
(2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

162

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	105	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and
Dean, College of Law
(2010–2019)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

163

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	105	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc.
(biotechnology) (2021-Present)
Recology (resource recovery)
(2021-2023)
Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors
(2017-Present)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy Funds Complex
(2019-2021)

164

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	105	Banco Itaú International -Chief Executive Officer (2012–2016) Bank of America, U.S. Trust Private Wealth -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present)
Florida Chapter of National
Association of Corporate
Directors
(2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment
Group Inc. (REIT) (2021)
Carrizo Oil & Gas, Inc.
					(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	105	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

165

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Gore Creek
Capital, Ltd.
-Chief Executive Officer
and President
(2009–Present)
Capital Z Asset
Management
-Chief Executive Officer
(2008-2009)
California Public
Employees’ Retirement
System (CalPERS)
-Senior Investment
Officer of Global Equity
(2002-2008)	The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven
Fund
(2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–2022)
International Securities
Exchange
(2010-2018)
Vassar College Trustee
(2006-2018)

166

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	105	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Temple University Hospital (2017-Present) Pennsylvania State System of Higher Education (2018-Present)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	105	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	105	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

167

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	105	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

5David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

168

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of August 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Portfolio management reviews
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2023 (Unaudited)
Performance preview (for the year ended August 31, 2023)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	-0.64%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	-0.89%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 11 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+0.97%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+0.72%
Bloomberg 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+1.68%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 12.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 16 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	-0.71%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	-1.06%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 17.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 21 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management reviews

Delaware Funds by Macquarie® Minnesota municipal bond funds

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium-and lower-grade municipal obligations.

Economic backdrop

During the fiscal year ended August 31, 2023, there was a growing consensus that the US economy could continue to expand and potentially even achieve a “soft landing,” despite various challenges that investors anticipated could lead to a recession. These challenges included the US Federal Reserve's cycle of rate hikes, a regional banking crisis, and concerns about the impact of China's slowdown on the global economy.

When the fiscal year began in September 2022, the US inflation rate was down from its peak of several months earlier, but it was still higher than at any point since the early 1980s. Investors were concerned about the Fed’s plan to battle inflation by continuing to raise its benchmark short-term interest rate.

The Fed, which had begun sharply raising rates earlier in 2022, announced four consecutive 75-basis-point (or 0.75-percentage-point) rate increases between June and November, and signaled in November that it would start to slow the pace of rate hikes to avoid undue pressure on the US economy.

Although the central bank reiterated that more rate increases would be needed amid continued strong employment and higher-than-desired inflation, its efforts to battle inflation appeared to take root, as the pace of rising prices continued to decline throughout the rest of the fiscal period.

The Fed downshifted to a rate increase of 50 basis points in December 2022, followed by increases of 25 basis points in February, March, May, and – after pausing in June – July 2023. The central bank cited progress in slowing down inflation, which stood at an annual rate of 3.2% for the 12 months ended July 31, 2023, down from 8.3% in August 2022, as measured by the US Consumer Price Index (CPI). However, the Fed reiterated its readiness to continue raising rates, if necessary, to further slow inflation. At fiscal year end, the federal funds rate stood within a range of 5.25% to 5.50%, more than double the rate of a year earlier.

Economic backdrop in Minnesota

For the 2023 fiscal year, non-farm employment in Minnesota increased 1.9% to 3.0 million. For July 2023, the state reported a preliminary unemployment rate of 3.0%, above the 2.4% rate it reported a year earlier but better than the national average of 3.5%. Minnesota’s general fund net receipts for fiscal 2023 were $30.4 billion, 1.8% above forecast. Meanwhile, net individual income-tax collections for the 2023 fiscal year totaled $15.8 billion, 2.0% above forecast, while net corporate income-tax collections were $2.9 billion, 5.9% greater than

2

anticipated. Net sales and use tax collections for fiscal 2023 totaled $7.4 billion, marginally below forecast. The state’s biennial budget for the 2024 and 2025 fiscal years, which was finalized in May, projects $37.6 billion in general fund spending in fiscal 2024 and $32.0 billion in fiscal 2025.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned 1.70% for the fiscal year ended August 31, 2023.

The municipal bond market experienced up-and-down performance during the fiscal year and finished in modestly positive territory.

At the start of the 12-month period, yields on municipal bonds were rising, and bond prices correspondingly falling, amid steady outflows from municipal bond mutual funds. Late in 2022 and into early 2023, however, the backdrop for municipal bonds improved. Inflation eased, and expectations grew that the Fed would begin to slow the pace of interest rate hikes. This led to an improvement in the technical backdrop and a better balance between demand and supply for municipal securities.

In the final few months of the Funds’ fiscal year, as economic growth exceeded expectations and investors saw hope for a soft landing, the market’s expectations for a rate cut diminished. This led to a somewhat less favorable environment for investors.

Against this backdrop, bonds with longer and intermediate maturities, especially those with maturities ranging from 10 to 20 years, generally performed the best, outpacing their shorter- and longer-term counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally outperformed higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) lagged overall, partly from the negative impact of two underperforming categories during the fiscal year: Puerto Rico and hospital debt.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2023.

Returns by maturity
1 year	1.83%
3 years	1.12%
5 years	0.98%
10 years	2.01%
22+ years	1.45%

Returns by credit rating
AAA	1.21%
AA	1.62%
A	2.19%
BBB	2.29%
Source: Bloomberg.

Maintaining our management approach

Regardless of the underlying market environment, our investment approach remains consistent across all three Funds profiled in this report. We follow a bottom-up investment approach, meaning we rely on our team’s in-depth credit research to select securities on an issuer-by-issuer basis. In choosing tax-exempt bonds for the Funds, we prioritize securities we believe may provide the Funds’ shareholders with favorable trade-offs between their risk and upside opportunity.

In pursuing our strategy, we typically maintain relatively less exposure to highly rated, lower yielding bonds, as we believe these types of securities provide less value for shareholders. Instead, we generally see better opportunity from lower-rated, higher yielding bonds of issuers with what we believe is solid underlying credit quality.

3

Portfolio management reviews

Delaware Funds by Macquarie® Minnesota municipal bond funds

For these three Funds, however, we note that the unique characteristics of Minnesota’s municipal bond market can sometimes make it challenging to identify as many of the lower-rated, higher yielding bonds we typically favor for investment. The reason is that municipal bond issuance in Minnesota tends to feature a greater concentration of state and local general obligation issues with relatively high credit ratings. Accordingly, our approach with these Funds is to purchase bonds that we view as having the most attractive opportunities at any given time, while we monitor supply in the new-issue and secondary municipal bond markets in search of suitable lower-rated bonds that have the potential to satisfy our management objectives.

Following this approach, in both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, we continued to prioritize bonds with lower-investment-grade credit ratings (A and BBB), while we maintained a portion of each Fund’s portfolio in high yield tax-exempt debt (bonds rated below BBB-).

At the end of the Funds’ fiscal year on August 31, 2023, approximately 35% of Delaware Tax-Free Minnesota Fund’s net assets were invested in bonds rated A and BBB. About 33% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund were invested in these same credit tiers. Both Funds also maintained meaningful allocations to high yield municipal bonds. By prospectus, each Fund may hold up to 20% of its net assets in high yield debt.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2023, about 38% of its portfolio was held in bonds with credit ratings below BBB-, including non-rated bonds.

Responding to market conditions

Amid volatile conditions in the municipal bond market for much of this 12-month reporting period, we held a bit more cash in the Funds’ portfolios than we normally do. Our rationale was to maintain sufficient liquidity both to satisfy potential shareholder redemptions if market conditions weakened further, and to have proceeds available to take advantage of opportunities to buy bonds we found attractive at prices we believed were temporarily depressed.

At the start of the fiscal year in September 2022, the municipal bond market was close to its bottom. Bond prices had significantly fallen, while their yields were relatively high. Over the next few months, we acquired certain lower-rated, longer-duration bonds that had underperformed and, in our opinion, offered particularly attractive yields relative to their underlying credit quality.

As we entered 2023, finding these types of compelling value opportunities became more challenging as inflation slowed and economic growth eased. We gradually began to see more opportunities in April and May, as the US regional bank crisis led the market to anticipate a rise in municipal bond supply. Although these market dynamics were short-lived, they did create some opportunities for us to invest in bonds trading at valuations we considered attractive.

When purchasing new bonds for the Funds, we uncovered opportunities across various sectors. Two particularly fruitful areas of opportunity included high yield charter school and healthcare bonds. When possible, we also focused on lower-coupon bonds trading at discounts, which we believed offered similar

4

downside to higher-coupon issues but better upside opportunity.

Proceeds for these opportunistic bond purchases came from bond calls and maturities as well as from the cash balances we maintained in the Funds. Likewise, when appropriate, we engaged in relative-value trades, selling certain lower yielding bonds and using the proceeds to buy other bonds we thought provided better long-term opportunities for shareholders.

Engaging in tax-loss swaps was another strategy we employed at times throughout the reporting period. This entailed exchanging lower yielding bonds for similar issues offering higher prevailing yields. With these swaps, we secured higher income for the Funds at a comparable level of risk while generating tax losses we could apply against future capital gains.

Individual performance effects

During the reporting period, longer-intermediate bonds were among the strongest performers in the municipal bond marketplace, while bonds with lower-investment-grade credit ratings tended to outperform their more highly rated counterparts. Accordingly, many of the strongest and weakest performers in the Funds reflected these trends.

For example, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund all benefited from our holdings in senior housing bonds for Apple Valley, Minn. These non-rated securities, which offered relatively high yields and had final maturity dates ranging from 2032 to 2052, benefited from perceived improvements in the issuer’s underlying financial position. Also, the securities, which came into the fiscal year at a relatively low price, regained a portion of their previously lost value amid a market downturn. These bonds, regardless of the specific issue we owned in the Funds, all gained more than 8% for the fiscal year.

Another senior-housing bond investment, the Walker Methodist – Westwood Ridge senior housing facility in West St. Paul, Minn., further boosted the performance of Delaware Tax-Free Minnesota Intermediate Fund. These non-rated securities gained close to 6% for the fiscal year.

An investment in Minnesota Office of Higher Education student loan bonds, which gained more than 9%, also added to performance in Delaware Tax-Free Minnesota Fund. These AA-rated bonds with a 2038 maturity date benefited from the combination of their relatively low dollar price and higher duration, both of which proved to be in-demand characteristics this reporting period.

Meanwhile, the performance of Delaware Tax-Free Minnesota Intermediate Fund was boosted by a position in zero-coupon Puerto Rico dedicated-tax bonds, which recovered off a low valuation coming into the reporting period and gained about 6% during the fiscal year. Additionally, in Delaware Minnesota High-Yield Municipal Bond Fund, bonds for Riverton Community Student Housing outperformed, gaining roughly 4% as a result of the securities’ relatively high coupon and favorable positioning on the yield curve.

In contrast, Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund both saw negative performance from tax-exempt bonds issued by the Puerto Rico Electric Power Authority, often referred to as PREPA. These bonds, which declined more than 65% for the 12-month period, lost significant value when PREPA, which is going through a restructuring,

5

Portfolio management reviews

Delaware Funds by Macquarie® Minnesota municipal bond funds

received an unfavorable ruling in bankruptcy court over the summer, which dragged down the securities’ prices.

Bonds for RiverView Health, a Crookston, Minn., hospital system, also weighed on the performance of all three Funds. These non-rated securities declined more than 18% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and, owing to their shorter final maturity, declined roughly 13% for Delaware Tax-Free Minnesota Intermediate Fund. Concerns about the issuer’s credit quality lay behind the securities’ subpar performance for the fiscal year.

An investment in the debt of The Lakes at Stillwater, a senior housing community in Bethel, Minn., was another performance challenge for these three Funds. Investors’ concerns about occupancy rates at the facility hampered the performance of these bonds, which declined between 9% and 14% during the Funds’ fiscal year.

6

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. February 27, 1984)
Excluding sales charge	-0.89%	+0.55%	+2.16%	—
Including sales charge	-5.39%	-0.37%	+1.70%	—
Class C (Est. May 4, 1994)
Excluding sales charge	-1.71%	-0.21%	+1.39%	—
Including sales charge	-2.67%	-0.21%	+1.39%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-0.64%	+0.80%	—	+2.26%
Including sales charge	-0.64%	+0.80%	—	+2.26%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at

7

Performance summaries

Delaware Tax-Free Minnesota Fund

the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

8

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee waivers, if any)	0.84%	1.59%	0.59%

Type of waiver	Contractual	Contractual	Contractual

9

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free Minnesota Fund - Class A shares	$9,550	$11,832

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,874
Delaware Tax-Free Minnesota Fund - Institutional Class shares	$10,000	$12,413

10

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 7 through 11.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

11

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. October 27, 1985)
Excluding sales charge	+0.72%	+0.59%	+1.81%	—
Including sales charge	-2.01%	+0.03%	+1.52%	—
Class C (Est. May 4, 1994)
Excluding sales charge	-0.03%	-0.22%	+0.97%	—
Including sales charge	-1.01%	-0.22%	+0.97%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+0.97%	+0.76%	—	+1.83%
Including sales charge	+0.97%	+0.76%	—	+1.83%
Bloomberg 3–15 Year Blend Municipal Bond Index	+1.68%	+1.65%	+2.54%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

12

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

13

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee waivers, if any)	0.81%	1.56%	0.56%

Type of waiver	Contractual	Contractual	Contractual

14

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,847
Delaware Tax-Free Minnesota Intermediate Fund - Class A shares	$9,725	$11,631

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,570
Delaware Tax-Free Minnesota Intermediate Fund - Institutional Class shares	$10,000	$11,917

15

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 12 through 16.

The Bloomberg 3-15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

16

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	-1.06%	+0.82%	+2.50%	—
Including sales charge	-5.47%	-0.10%	+2.03%	—
Class C (Est. June 7, 1996)
Excluding sales charge	-1.79%	+0.07%	+1.74%	—
Including sales charge	-2.75%	+0.07%	+1.74%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-0.71%	+1.07%	—	+2.63%
Including sales charge	-0.71%	+1.07%	—	+2.63%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 19. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

17

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

18

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.98%	1.73%	0.73%
Net expenses (including fee waivers, if any)	0.86%	1.61%	0.61%

Type of waiver	Contractual	Contractual	Contractual

19

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Minnesota High-Yield Municipal Bond Fund - Class A shares	$9,550	$12,230

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,874
Delaware Minnesota High-Yield Municipal Bond Fund - Institutional Class shares	$10,000	$12,852

20

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 19. Please note additional details on pages 17 through 21.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

21

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2023 to August 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

22

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,001.00	0.84%	$4.24
Class C	1,000.00	996.40	1.59%	8.00
Institutional Class	1,000.00	1,002.30	0.59%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,008.40	0.81%	$4.10
Class C	1,000.00	1,004.70	1.56%	7.88
Institutional Class	1,000.00	1,008.70	0.56%	2.84
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.81%	$4.13
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

23

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,003.90	0.86%	$4.34
Class C	1,000.00	1,000.10	1.61%	8.12
Institutional Class	1,000.00	1,005.10	0.61%	3.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

24

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Education Revenue Bonds	22.79%
Electric Revenue Bonds	7.29%
Healthcare Revenue Bonds	32.86%
Housing Revenue Bonds	1.34%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.52%
Lease Revenue Bonds	1.32%
Local General Obligation Bonds	16.07%
Pre-Refunded/Escrowed to Maturity Bonds	1.16%
Special Tax Revenue Bonds	3.09%
State General Obligation Bonds	3.86%
Transportation Revenue Bonds	5.38%
Water & Sewer Revenue Bonds	1.34%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.98%
Puerto Rico	3.04%
Total Value of Securities	99.02%

25

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.01%
Education Revenue Bonds	16.14%
Electric Revenue Bonds	6.60%
Healthcare Revenue Bonds	36.37%
Housing Revenue Bonds	1.24%
Industrial Development Revenue/Pollution Control Revenue Bond	2.02%
Lease Revenue Bonds	1.05%
Local General Obligation Bonds	20.45%
Pre-Refunded/Escrowed to Maturity Bonds	0.45%
Special Tax Revenue Bonds	2.89%
State General Obligation Bonds	5.20%
Transportation Revenue Bonds	3.80%
Water & Sewer Revenue Bonds	1.80%
Total Value of Securities	98.01%
Receivables and Other Assets Net of Liabilities	1.99%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.35%
Puerto Rico	2.66%
Total Value of Securities	98.01%

26

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.20%
Education Revenue Bonds	29.22%
Electric Revenue Bonds	2.47%
Healthcare Revenue Bonds	40.89%
Housing Revenue Bonds	2.10%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.07%
Lease Revenue Bonds	1.61%
Local General Obligation Bonds	8.45%
Pre-Refunded/Escrowed to Maturity Bonds	0.24%
Special Tax Revenue Bonds	3.82%
State General Obligation Bonds	2.11%
Transportation Revenue Bonds	4.23%
Water & Sewer Revenue Bonds	0.99%
Short-Term Investments	0.10%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.76%
Puerto Rico	3.44%
Total Value of Securities	99.20%

27

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 99.02%
Education Revenue Bonds — 22.79%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$1,198,584
Series A 4.375% 7/1/52	1,250,000	950,712
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,120,000	1,980,186
Series A 5.00% 3/1/39	385,000	345,434
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/45	1,705,000	1,539,172
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	585,947
Series A 5.25% 7/1/40	500,000	490,360
Series A 5.50% 7/1/50	2,000,000	1,966,760
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	3,355,000	2,917,978
Duluth Independent School District No. 709 Revenue
Series B 5.00% 2/1/28	350,000	373,257
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	384,228
Series A 5.375% 8/1/50	2,290,000	2,161,050
Series A 5.50% 8/1/36	580,000	582,807
Series A 5.75% 8/1/44	1,895,000	1,900,174
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	735,517
Series A 5.00% 7/1/47	2,290,000	2,019,917
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/44	2,545,000	2,294,801
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	702,352
Series A 5.50% 6/1/57	500,000	465,995
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	293,700
Series A 144A 5.375% 7/1/42 #	880,000	815,575

28

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/52 #	1,440,000	$1,298,146
Series A 144A 5.50% 7/1/57 #	1,120,000	997,965
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	675,000	676,262
5.50% 8/1/49	3,250,000	3,254,615
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,500,000	1,427,130
(Carleton College)
4.00% 3/1/35	1,000,000	1,011,200
4.00% 3/1/36	415,000	417,449
4.00% 3/1/47	3,500,000	3,293,745
5.00% 3/1/44	1,275,000	1,315,111
5.00% 3/1/53	2,000,000	2,125,620
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	873,510
(College of St. Scholastica)
4.00% 12/1/29	280,000	274,540
4.00% 12/1/30	290,000	283,139
4.00% 12/1/33	500,000	479,645
4.00% 12/1/34	500,000	475,175
4.00% 12/1/40	1,200,000	1,042,536
(Gustavus Adolphus College)
5.00% 10/1/47	6,850,000	6,922,747
(Macalester College)
4.00% 3/1/42	500,000	486,020
(St. Catherine University)
5.00% 10/1/52	2,000,000	1,949,760
Series A 4.00% 10/1/36	925,000	880,498
Series A 5.00% 10/1/32	715,000	753,131
Series A 5.00% 10/1/35	875,000	905,922
Series A 5.00% 10/1/45	2,905,000	2,895,036
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	514,195
Series 8-I 5.00% 10/1/33	250,000	257,098
(St. Olaf College)
3.00% 10/1/38	1,000,000	807,060
4.00% 10/1/46	565,000	523,535
4.00% 10/1/50	700,000	638,078

29

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	$688,036
Series 8-G 5.00% 12/1/32	670,000	687,889
Series 8-N 4.00% 10/1/35	500,000	496,730
(Trustees of the Hamline University)
Series B 5.00% 10/1/37	955,000	960,539
Series B 5.00% 10/1/38	1,000,000	1,003,770
Series B 5.00% 10/1/39	940,000	941,814
Series B 5.00% 10/1/40	625,000	625,194
Series B 5.00% 10/1/47	1,060,000	1,038,556
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,435,239
4.00% 10/1/37	750,000	726,915
4.00% 10/1/44	1,800,000	1,633,878
5.00% 10/1/40	2,395,000	2,471,903
Series 8-L 5.00% 4/1/35	1,250,000	1,297,437
Series A 4.00% 10/1/34	400,000	404,356
Series A 4.00% 10/1/36	500,000	494,910
Series A 5.00% 10/1/35	1,720,000	1,847,934
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	579,694
4.00% 11/1/42 (AMT)	1,300,000	1,192,009
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,239,749
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	490,568
Series A 5.00% 9/1/44	1,565,000	1,349,453
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	635,635
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,329,624
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,770,000	2,281,483

30

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$701,263
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	857,520
Series A 5.75% 9/1/46	1,000,000	991,180
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,750,000	1,369,025
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	375,000	347,824
University of Minnesota Revenue
Series A 5.00% 4/1/34	2,115,000	2,203,915
Series A 5.00% 9/1/34	1,125,000	1,202,287
Series A 5.00% 4/1/35	3,175,000	3,299,714
Series A 5.00% 4/1/36	1,650,000	1,709,053
Series A 5.00% 4/1/37	1,125,000	1,161,619
Series A 5.00% 11/1/39	2,000,000	2,176,280
Series A 5.00% 4/1/41	1,100,000	1,127,379
Series A 5.00% 9/1/41	750,000	779,678
Series A 5.00% 9/1/42	1,000,000	1,038,020
Woodbury, Minnesota Revenue
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	1,500,000	1,068,045
		111,369,491
Electric Revenue Bonds — 7.29%
Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	1,150,000	1,186,259
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	972,010
5.00% 10/1/29	395,000	401,387
5.00% 10/1/30	500,000	507,980
5.00% 10/1/33	1,205,000	1,221,942
5.00% 10/1/47	2,000,000	2,053,860
Series A 5.00% 10/1/30	1,060,000	1,076,918
Series A 5.00% 10/1/34	750,000	760,545
Series A 5.00% 10/1/35	1,525,000	1,545,954

31

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	585,000	$605,650
5.00% 1/1/41	400,000	408,416
Series A 5.00% 1/1/26	425,000	425,468
Series A 5.00% 1/1/31	520,000	520,515
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	118,250
Series AAA 5.25% 7/1/25 ‡	250,000	68,750
Series CCC 5.25% 7/1/27 ‡	1,875,000	515,625
Series WW 5.00% 7/1/28 ‡	1,775,000	488,125
Series WW 5.25% 7/1/33 ‡	1,250,000	343,750
Series XX 4.75% 7/1/26 ‡	260,000	71,500
Series XX 5.25% 7/1/40 ‡	750,000	206,250
Series XX 5.75% 7/1/36 ‡	925,000	254,375
Series ZZ 4.75% 7/1/27 ‡	210,000	57,750
Series ZZ 5.25% 7/1/24 ‡	350,000	96,250
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,430,586
Series A 5.00% 12/1/47	2,265,000	2,314,513
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,340,051
Series A 5.00% 1/1/42	1,500,000	1,584,570
Series A 5.00% 1/1/46	2,000,000	2,033,880
Series A 5.00% 1/1/47	3,130,000	3,265,404
(Capital Appreciation)
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,760,500
St. Paul Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/31	885,000	899,638
Series A 4.00% 10/1/33	365,000	369,289
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 4.00% 10/1/30	1,235,000	1,261,466
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,112,040
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	1,300,000	1,349,751
		35,629,217

32

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 32.86%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	$301,888
5.125% 11/1/49	1,100,000	895,543
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	377,825
4.00% 9/1/61	500,000	357,815
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	421,795
5.00% 9/1/58	4,825,000	4,362,379
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	994,693
2nd Tier Series B 5.25% 1/1/37	480,000	353,246
4th Tier Series D 7.00% 1/1/37	1,585,000	1,118,424
4th Tier Series D 7.25% 1/1/52	2,580,000	1,654,451
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	1,890,222
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	376,767
5.00% 6/1/48	1,000,000	751,140
5.00% 6/1/53	2,450,000	1,785,462
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	473,605
4.00% 11/1/41	2,000,000	1,765,240
4.50% 11/1/34	1,700,000	1,691,058
5.00% 11/1/24	600,000	606,204
5.00% 11/1/26	500,000	504,325
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	409,310

33

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	$80,738
5.00% 5/1/44	1,500,000	1,142,565
5.00% 5/1/51	1,585,000	1,148,364
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	276,839
Series A 144A 5.00% 8/1/46 #	1,500,000	1,368,330
Series A 144A 5.00% 8/1/51 #	880,000	784,300
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	629,684
Series A 5.00% 4/1/40	705,000	596,726
Series A 5.00% 4/1/48	315,000	249,612
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,125,000	1,028,205
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	3,300,000	3,063,555
Series A 5.00% 2/15/53	2,850,000	2,839,654
Series A 5.00% 2/15/58	14,350,000	14,301,784
Series A 5.25% 2/15/58	7,250,000	7,272,402
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	568,080
Series A 4.00% 6/15/34	215,000	204,934
Series A 4.00% 6/15/36	990,000	911,463
Series A 4.00% 6/15/37	380,000	341,472
Series A 4.00% 6/15/38	150,000	131,798
Series A 4.00% 6/15/39	150,000	130,043
Series B 5.25% 6/15/52	500,000	489,235
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	499,335
4.00% 4/1/25	660,000	650,740
4.00% 4/1/31	60,000	58,170
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	582,305

34

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.75% 2/1/44	500,000	$411,060
(St. John's Lutheran Home of Albert Lea Project)
Series A 5.375% 10/1/44 ‡	400,000	244,000
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,822,040
5.00% 5/1/27	1,400,000	1,445,654
5.00% 5/1/29	1,000,000	1,032,060
5.00% 5/1/30	850,000	877,625
5.00% 5/1/31	500,000	515,660
5.00% 5/1/32	825,000	847,795
(North Memorial Health Care)
4.00% 9/1/35	350,000	326,151
5.00% 9/1/31	1,000,000	1,017,730
5.00% 9/1/32	1,000,000	1,015,450
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	2,773,505
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	452,430
5.25% 11/1/45	1,950,000	1,698,664
5.375% 11/1/50	655,000	571,265
Minneapolis. Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	4,500,000	4,264,245
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,669,379
Series A 5.00% 11/15/33	500,000	510,395
Series A 5.00% 11/15/34	500,000	510,025
Series A 5.00% 11/15/35	1,500,000	1,551,435
Series A 5.00% 11/15/44	1,000,000	1,004,610
Series A 5.00% 11/15/49	6,115,000	6,143,190
Minneapolis – St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,634,459

35

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	9,350,000	$9,311,665
5.00% 11/15/57	7,250,000	7,631,350
Series B 5.00% 11/15/36	1,950,000	2,270,911
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	3,230,000	3,167,015
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	1,200,000	1,137,528
Series A 5.00% 9/1/35	250,000	235,360
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,375,000	1,149,679
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	904,972
5.00% 9/1/24	575,000	581,014
5.00% 9/1/25	750,000	757,342
5.00% 9/1/26	575,000	580,894
5.00% 9/1/27	405,000	409,184
5.00% 9/1/28	425,000	429,275
5.00% 9/1/29	425,000	429,106
5.00% 9/1/34	730,000	734,650
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	6,315,000	5,711,097
Series A 4.00% 5/1/37	1,765,000	1,719,392
Series A 5.00% 5/1/46	5,275,000	5,314,510
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	475,000	455,577
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	302,514
Series A 5.00% 12/1/36	750,000	735,713
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,158,989

36

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	2,240,000	$2,251,827
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,241,492
Series A 5.00% 7/1/33	4,760,000	4,841,491
(Marian Center Project)
Series A 5.375% 5/1/43	500,000	426,690
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project)
5.125% 5/1/48	4,000,000	3,232,200
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	436,295
4.00% 8/1/44	800,000	651,960
5.00% 8/1/49	1,000,000	927,430
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	221,683
4.75% 11/1/52	750,000	641,670
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	2,105,000	1,821,751
		160,602,778
Housing Revenue Bonds — 1.34%
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,990,000	2,090,893
Series F 4.50% 1/1/43	1,405,000	1,380,258
Series I 2.00% 7/1/40	630,000	466,351
Series I 2.20% 1/1/51	1,195,000	844,363
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	1,890,000	1,784,444
		6,566,309

37

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds — 2.52%
Cottonwood Revenue, Minnesota
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$733,210
Minnesota Municipal Gas Agency Revenue
(Subordinate)
Series A 4.00% 12/1/52 •	2,000,000	1,975,520
Sub-Series A 4.00% 12/1/27	1,300,000	1,288,651
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	8,298,211
		12,295,592
Lease Revenue Bonds — 1.32%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,250,000	993,862
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	673,170
Series C 5.00% 8/1/34	1,565,000	1,580,791
Series C 5.00% 8/1/35	1,645,000	1,659,706
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to
Purchase Project)
4.50% 2/1/33	345,000	341,077
5.125% 2/1/43	1,250,000	1,223,613
		6,472,219
Local General Obligation Bonds — 16.07%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	614,355
Series A 3.00% 2/1/45	2,600,000	2,079,116
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,504,035
Series A 4.00% 2/1/42	3,500,000	3,417,715
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	899,317

38

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/42	2,260,000	$2,215,410
Series A 4.00% 2/1/43	1,925,000	1,874,026
Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,836,540
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	893,310
Series A 3.00% 2/1/41	1,000,000	830,840
Duluth, Minnesota
(DECC Improvement)
Series A 5.00% 2/1/33	3,585,000	3,695,310
Series A 5.00% 2/1/34	1,000,000	1,029,140
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,305,174
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	955,530
Series A 5.00% 2/1/48	1,850,000	1,943,684
Hennepin County, Minnesota
Series A 5.00% 12/1/36	700,000	733,320
Series A 5.00% 12/1/37	2,850,000	3,032,628
Series A 5.00% 12/1/38	3,310,000	3,515,716
Series B 5.00% 12/1/30	1,000,000	1,056,090
Series C 5.00% 12/1/28	1,500,000	1,654,365
Series C 5.00% 12/15/38	3,000,000	3,263,100
Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,000,000	1,038,600
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	1,250,000	1,217,312
Minneapolis Special School District No. 1
(School Building)
Series B 4.00% 2/1/39	600,000	597,486
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	3,075,000	2,669,869
3.00% 12/1/38	2,975,000	2,554,722
3.00% 12/1/40	1,875,000	1,564,706
3.00% 12/1/42	3,400,000	2,756,652

39

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	$1,858,417
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	2,947,950
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,326,730
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	977,220
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,160,827
4.00% 2/1/43	1,130,000	1,103,016
Rice County, Minnesota
Series A 5.00% 2/1/44	3,865,000	4,218,841
Rosemount, Minnesota
Series A 4.00% 2/1/53	3,755,000	3,500,824
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,590,000	2,522,505
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	1,933,278
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,000,000	1,669,300
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	4,400,000	3,569,236
		78,536,212
Pre-Refunded/Escrowed to Maturity Bonds — 1.16%
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	942,150
Series A 5.00% 11/15/30-25 §	670,000	693,671
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/34-24 §	1,000,000	1,005,310

40

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/46-24 §	3,000,000	$3,015,930
		5,657,061
Special Tax Revenue Bonds — 3.09%
Commonwealth of Puerto Rico Revenue
(Restructured)
3.154% 11/1/43 •	1,169,897	603,959
Minneapolis, Minnesota Charter School Lease Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	253,035
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	765,930
Series A-1 1.26% 7/1/51 ^	31,552,000	6,521,168
Series A-1 4.75% 7/1/53	5,100,000	4,781,097
St. Paul, Minnesota Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	665,041
Series G 5.00% 11/1/31	1,500,000	1,522,320
		15,112,550
State General Obligation Bonds — 3.86%
Minnesota State
Series A 4.00% 9/1/38	625,000	637,631
Series A 5.00% 8/1/30	1,250,000	1,373,988
Series A 5.00% 8/1/35	2,975,000	3,243,732
Series A 5.00% 8/1/39	1,000,000	1,111,080
(State Trunk Highway)
Series E 5.00% 10/1/26	3,480,000	3,683,441
(Various Purposes)
Series A 5.00% 8/1/27	1,000,000	1,033,460
Series A 5.00% 8/1/32	2,755,000	2,793,129
Series A 5.00% 8/1/33	2,075,000	2,279,927
Series A 5.00% 10/1/33	1,000,000	1,082,790
Series A 5.00% 8/1/35	500,000	553,595
Series A 5.00% 8/1/38	1,000,000	1,070,790
		18,863,563

41

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.38%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	1,000,000	$1,030,980
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,080,880
(Senior)
Series C 5.00% 1/1/33	850,000	894,413
Series C 5.00% 1/1/36	600,000	627,126
Series C 5.00% 1/1/41	600,000	615,672
Series C 5.00% 1/1/46	1,595,000	1,629,962
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,003,320
Series A 5.00% 1/1/44	200,000	207,936
Series B 5.00% 1/1/31 (AMT)	960,000	1,021,526
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,300,942
Series B 5.00% 1/1/44 (AMT)	12,600,000	12,839,274
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,023,360
Series B 5.00% 1/1/49 (AMT)	2,000,000	2,030,440
		26,305,831
Water & Sewer Revenue Bonds — 1.34%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,217,344
Series C 4.00% 3/1/32	3,225,000	3,321,621
		6,538,965
Total Municipal Bonds (cost $511,747,597)		483,949,788
Total Value of Securities—99.02%
(cost $511,747,597)		$483,949,788

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $15,567,539, which represents 3.19% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

42

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

LLC – Limited Liability Corporation

NATL – Insured by National Public Finance Guarantee Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

43

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.01%
Education Revenue Bonds — 16.14%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$388,123
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	455,000	424,993
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	301,492
Series A 5.00% 7/1/34	150,000	143,579
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	373,728
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	422,033
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	525,479
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	250,000	234,117
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	500,000	489,500
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	525,982
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	375,000	375,221
(Carleton College)
4.00% 3/1/47	275,000	258,794
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	457,072
5.00% 10/1/35	555,000	579,453
(Macalester College)
4.00% 3/1/42	235,000	228,429
(St. Catherine University)
5.00% 10/1/52	250,000	243,720
Series A 5.00% 10/1/35	565,000	584,967
(St. John's University)
Series 8-I 5.00% 10/1/31	130,000	133,739

44

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$128,365
Series 8-G 5.00% 12/1/32	125,000	128,338
(University of St. Thomas)
4.00% 10/1/36	300,000	296,946
5.00% 10/1/34	350,000	377,353
5.00% 10/1/35	750,000	807,615
Series 7-U 4.00% 4/1/26	1,000,000	1,000,220
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
4.00% 11/1/42 (AMT)	200,000	183,386
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	280,037
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	98,199
Series A 144A 5.25% 7/1/33 #	140,000	140,903
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	125,000	115,941
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	150,000	128,556
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	240,071
		10,616,351
Electric Revenue Bonds — 6.60%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project)
3.00% 1/1/38 (AGM)	300,000	254,109
Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	258,188
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	508,085
Series A 5.00% 10/1/30	240,000	243,830
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/30	235,000	247,323

45

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/31	350,000	$362,198
Series A 5.00% 1/1/25	200,000	200,202
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	316,587
Series A 5.00% 12/1/29	500,000	526,230
Series A 5.00% 12/1/31	575,000	604,078
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	375,000	383,602
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 4.00% 10/1/30	425,000	434,108
		4,338,540
Healthcare Revenue Bonds — 36.37%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	254,718
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	660,000	556,769
Apple Valley, Minnesota Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/61	370,000	264,783
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	380,000	330,855
3rd Tier Series C 5.00% 1/1/32	400,000	305,488
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	201,087
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	209,315
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	80,786
4.00% 9/1/39	100,000	74,070

46

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	400,000	$322,952
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	474,581
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	500,000	456,980
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	300,000	278,505
Series A 5.00% 2/15/37	750,000	770,655
Series A 5.00% 2/15/53	800,000	797,096
Series A 5.00% 2/15/58	1,810,000	1,803,918
Series A 5.25% 2/15/58	750,000	752,318
(St. Luke’s Hospital of Duluth Obligated Group)
Series B 5.25% 6/15/47	500,000	498,795
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	264,964
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	103,334	101,377
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	455,510
5.00% 5/1/28	1,000,000	1,032,770
(North Memorial Health Care)
5.00% 9/1/31	320,000	325,674
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,250,000	1,184,512
(Fairview Health Services)
Series A 5.00% 11/15/33	1,360,000	1,412,458
Series A 5.00% 11/15/34	500,000	510,025
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	479,576

47

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	290,000	$284,345
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,100,000	3,087,290
Series B 5.00% 11/15/36	150,000	174,685
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	480,775
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/34	165,000	166,051
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,000,000	904,370
Series A 4.00% 5/1/37	240,000	233,799
Series A 5.00% 5/1/46	235,000	236,760
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,274,649
(Episcopal Homes Project)
5.00% 5/1/33	500,000	464,405
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	965,000	981,521
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	500,000	466,974
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	489,050
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	474,780
		23,919,991
Housing Revenue Bonds — 1.24%
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series F 4.20% 7/1/38	350,000	342,398

48

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series I 2.00% 7/1/40	275,000	$203,566
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	285,000	269,083
		815,047
Industrial Development Revenue/Pollution Control Revenue Bond — 2.02%
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	1,385,000	1,326,373
		1,326,373
Lease Revenue Bonds — 1.05%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	250,000	198,772
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
4.50% 2/1/33	500,000	494,315
		693,087
Local General Obligation Bonds — 20.45%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/45	500,000	399,830
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	127,772
Series A 4.00% 2/1/42	320,000	313,686
Series A 4.00% 2/1/43	275,000	267,718
Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	464,465
Duluth, Minnesota General Obligation Improvement
(DECC Improvement)
Series A 5.00% 2/1/30	250,000	259,270
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	348,326

49

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County, Minnesota
Series A 5.00% 12/1/36	1,500,000	$1,571,400
Series A 5.00% 12/1/38	1,055,000	1,120,568
Series C 5.00% 12/1/30	1,000,000	1,056,090
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program)
Series B 4.00% 2/1/28	1,475,000	1,533,956
Maple Grove, Minnesota
Series A 4.00% 2/1/35	210,000	218,106
Marshall, Minnesota General Obligation Improvement
Series B 4.00% 4/1/28	275,000	285,214
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	175,000	170,424
Minneapolis Special School District No. 1
(School Building)
Series B 4.00% 2/1/39	1,360,000	1,354,302
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	425,000	369,006
3.00% 12/1/42	600,000	486,468
Rice County, Minnesota
Series A 5.00% 2/1/44	715,000	780,458
Rosemount, Minnesota
Series A 4.00% 2/1/53	350,000	326,308
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	340,000	331,140
St. Cloud, Minnesota General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	413,108
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	518,305
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	295,000	246,222
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	486,714
		13,448,856

50

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 0.45%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$170,829
Series A 5.00% 11/15/30-25 §	120,000	124,240
		295,069
Special Tax Revenue Bonds — 2.89%
Commonwealth of Puerto Rico Revenue
(Restructured)
2.632% 11/1/43 •	405,244	209,207
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	151,989
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	809,267
Series A-1 4.62% 7/1/46 ^	530,000	147,616
Series A-1 4.75% 7/1/53	195,000	182,807
Series A-1 5.216% 7/1/51 ^	289,000	59,730
Series A-2 4.536% 7/1/53	378,000	342,105
		1,902,721
State General Obligation Bonds — 5.20%
Minnesota State
Series A 5.00% 9/1/31	1,750,000	2,010,032
Series A 5.00% 8/1/33	285,000	313,147
Series A 5.00% 8/1/34	1,000,000	1,096,820
		3,419,999
Transportation Revenue Bonds — 3.80%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	715,000	737,151
(Subordinate)
Series A 5.00% 1/1/44	1,000,000	1,039,680
Series B 5.00% 1/1/31 (AMT)	160,000	170,254
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Parking Enterprise)
Series A 4.00% 8/1/27	200,000	201,952

51

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Parking Enterprise)
Series A 4.00% 8/1/28	350,000	$354,155
		2,503,192
Water & Sewer Revenue Bonds — 1.80%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	582,628
Series C 4.00% 3/1/32	585,000	602,527
		1,185,155
Total Municipal Bonds (cost $66,399,867)		64,464,381
Total Value of Securities—98.01%
(cost $66,399,867)		$64,464,381

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $2,529,556, which represents 3.85% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

52

Summary of abbreviations: (continued)

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

53

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 99.20%
Education Revenue Bonds — 29.22%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$767,113
Series A 4.00% 7/1/37	850,000	720,273
Series A 4.25% 7/1/47	750,000	579,960
Series A 4.375% 7/1/52	250,000	190,143
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,139,482
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	266,895
Series A 5.00% 7/1/34	350,000	335,017
Series A 5.00% 7/1/45	360,000	324,986
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	983,380
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	654,024
Series A 5.00% 11/1/48	1,700,000	1,478,558
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy)
Series A 5.375% 8/1/50	975,000	920,098
Series A 5.75% 8/1/44	585,000	586,597
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	225,943
Series A 5.00% 7/1/47	710,000	626,263
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	585,156
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	962,700
Series A 5.00% 7/1/44	495,000	446,336
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.50% 6/1/57	1,400,000	1,304,786
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	639,485
Series A 144A 5.50% 7/1/52 #	1,130,000	1,018,684
Series A 144A 5.50% 7/1/57 #	880,000	784,115

54

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$685,395
144A 5.00% 8/1/53 #	570,000	533,127
5.25% 8/1/39	800,000	801,496
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,525,000	1,525,900
5.00% 5/1/37	1,250,000	1,189,275
5.00% 5/1/47	3,000,000	2,661,270
(Carleton College)
4.00% 3/1/37	635,000	636,168
4.00% 3/1/47	1,500,000	1,411,605
(Green Bonds)
Series A 5.00% 10/1/32	500,000	544,135
(Gustavus Adolphus College)
5.00% 10/1/47	2,350,000	2,374,957
(Macalester College)
3.00% 3/1/40	365,000	301,092
3.00% 3/1/43	325,000	253,474
4.00% 3/1/48	600,000	561,792
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,668
4.00% 5/1/25	200,000	199,316
4.00% 5/1/26	100,000	99,668
(St. Catherine University)
5.00% 10/1/52	750,000	731,160
Series A 4.00% 10/1/37	580,000	542,880
Series A 4.00% 10/1/38	920,000	851,442
Series A 5.00% 10/1/45	670,000	667,702
(St. John's University)
Series 8-I 5.00% 10/1/34	215,000	221,179
(St. Olaf College)
4.00% 10/1/46	935,000	866,380
Series 8-G 5.00% 12/1/31	205,000	210,519
Series 8-G 5.00% 12/1/32	205,000	210,474
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,740
Series B 5.00% 10/1/39	1,000,000	1,001,930
Series B 5.00% 10/1/47	1,055,000	1,033,657

55

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$290,766
4.00% 10/1/41	1,000,000	922,570
4.00% 10/1/44	950,000	862,324
5.00% 10/1/40	1,365,000	1,408,830
Series A 4.00% 10/1/35	400,000	401,772
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
4.00% 11/1/42 (AMT)	250,000	229,232
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,237,357
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	544,830
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,441,370
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	252,836
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	910,450
Series A 5.00% 9/1/55	1,000,000	857,520
Series A 5.75% 9/1/46	500,000	495,590
Series A 6.00% 9/1/51	3,500,000	3,506,580
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,250,000	977,875
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,373,745
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	294,597
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	663,184
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,620,000	1,388,405
University of Minnesota Revenue
Series A 5.00% 11/1/32	985,000	1,112,577
Series A 5.00% 4/1/41	900,000	922,401

56

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Revenue
Series A 5.00% 9/1/41	620,000	$644,534
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,141,790
Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	349,353
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	1,140,000	811,714
Series A 4.00% 7/1/56	575,000	394,226
		59,643,823
Electric Revenue Bonds — 2.47%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,421
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	167,721
5.00% 10/1/28	500,000	508,140
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	45,375
Series AAA 5.25% 7/1/25 ‡	95,000	26,125
Series CCC 5.25% 7/1/27 ‡	650,000	178,750
Series WW 5.00% 7/1/28 ‡	585,000	160,875
Series XX 4.75% 7/1/26 ‡	105,000	28,875
Series XX 5.25% 7/1/40 ‡	295,000	81,125
Series XX 5.75% 7/1/36 ‡	370,000	101,750
Series ZZ 4.75% 7/1/27 ‡	85,000	23,375
Series ZZ 5.25% 7/1/24 ‡	130,000	35,750
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	470,786
Series A 5.00% 12/1/35	500,000	520,450
Series A 5.00% 12/1/36	520,000	540,940
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	409,176
St. Paul, Minnesota Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	810,616

57

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	555,000	$576,240
		5,046,490
Healthcare Revenue Bonds — 40.89%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	325,652
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	708,616
5.00% 9/1/43	1,000,000	949,100
5.00% 9/1/58	1,175,000	1,062,341
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	324,488
4th Tier Series D 7.00% 1/1/37	490,000	345,759
4th Tier Series D 7.25% 1/1/52	1,495,000	958,684
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,029,568
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,097,828
Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35 ‡	645,000	387,000
Center City, Minnesota Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.50% 11/1/34	1,000,000	994,740
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	185,175
5.00% 9/1/52	1,500,000	1,161,615
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	742,633

58

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	1,995,000	$1,778,044
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	288,964
Series A 5.00% 4/1/40	315,000	266,622
Series A 5.00% 4/1/48	185,000	146,598
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,370,940
Series A 4.00% 7/1/41	930,000	726,302
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,900,000	2,692,215
Series A 5.00% 2/15/53	1,590,000	1,584,228
Series A 5.00% 2/15/58	6,940,000	6,916,682
Series A 5.25% 2/15/58	2,000,000	2,006,180
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	362,839
Series A 4.00% 6/15/38	400,000	351,460
Series A 4.00% 6/15/39	250,000	216,738
Series B 5.25% 6/15/52	1,000,000	978,470
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	179,357
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	661,710
(St. John's Lutheran Home of Albert Lea Project)
5.375% 10/1/44 ‡	90,000	54,900
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,052,228
5.00% 5/1/26	1,300,000	1,329,042
5.00% 5/1/29	500,000	516,030
(North Memorial Health Care)
4.00% 9/1/35	300,000	279,558
5.00% 9/1/30	610,000	621,218

59

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	$815,520
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,000,000	947,610
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,383,811
Series A 5.00% 11/15/33	2,600,000	2,693,422
Series A 5.00% 11/15/34	500,000	510,025
Series A 5.00% 11/15/44	1,000,000	1,004,610
Series A 5.00% 11/15/49	1,000,000	1,004,610
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,482,672
Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	361,560
4.20% 8/1/49	1,500,000	1,048,770
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	174,744
Series A 6.875% 12/1/48	1,200,000	1,176,600
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,485,650
5.00% 11/15/57	5,175,000	5,447,205
Series B 5.00% 11/15/36	500,000	582,285
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	568,764
Series A 5.00% 9/1/32	1,000,000	964,210
Series A 5.00% 9/1/35	350,000	329,504
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	689,807

60

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	$128,575
5.00% 9/1/34	105,000	105,669
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,034,832
Series A 4.00% 5/1/37	1,695,000	1,651,201
Series A 5.00% 5/1/46	2,630,000	2,649,699
St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	779,480
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	436,870
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	541,142
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,365,891
Series A 5.00% 11/15/47	760,000	764,013
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,018,860
Series A 5.00% 7/1/33	2,540,000	2,583,485
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	853,380
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	980,950
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project)
5.125% 5/1/48	2,000,000	1,616,100
Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,211,085
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	430,630
4.00% 8/1/38	500,000	438,750

61

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	$346,120
4.00% 8/1/44	700,000	570,465
5.00% 8/1/35	150,000	150,153
5.00% 8/1/54	1,250,000	1,138,600
West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,354,260
		83,475,113
Housing Revenue Bonds — 2.10%
Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	790,600
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,000,000	1,050,700
Series I 2.20% 1/1/51	635,000	448,679
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	101,036
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,203,791
Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	686,640
		4,281,446
Industrial Development Revenue/Pollution Control
Revenue Bonds — 3.07%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	887,184
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	252,858
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,123,534
		6,263,576

62

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 1.61%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	$397,545
Minnesota Housing Finance Agency Revenue
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,430,409
(State Appropriation)
5.00% 8/1/31	250,000	250,320
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to
Purchase Project)
4.50% 2/1/33	345,000	341,077
5.00% 2/1/38	880,000	866,642
		3,285,993
Local General Obligation Bonds — 8.45%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	409,570
Series A 3.00% 2/1/45	750,000	599,745
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	368,572
Series A 4.00% 2/1/42	925,000	906,750
Series A 4.00% 2/1/43	800,000	778,816
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	186,939
Duluth Independent School District No. 709
Series A 4.20% 3/1/34	750,000	715,628
Duluth, Minnesota General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,029,140
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	444,850
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,194,412
Hennepin County, Minnesota
Series A 5.00% 12/1/37	910,000	968,313

63

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	575,000	$559,964
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,128,725
3.00% 12/1/38	1,970,000	1,691,698
3.00% 12/1/42	1,000,000	810,780
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	488,610
Rice County, Minnesota
Series A 5.00% 2/1/44	1,000,000	1,091,550
Rosemount, Minnesota
Series A 4.00% 2/1/53	1,100,000	1,025,541
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,042,116
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	994,150
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	811,190
		17,247,059
Pre-Refunded/Escrowed to Maturity Bonds — 0.24%
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/30-25 §	205,000	212,242
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	284,716
		496,958
Special Tax Revenue Bonds — 3.82%
Commonwealth of Puerto Rico Revenue
2.632% 11/1/43 •	1,594,652	823,239
Minneapolis, Minnesota Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,478
4.00% 3/1/30	260,000	250,684

64

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project)
4.00% 3/1/24	350,000	$349,514
4.00% 3/1/27	650,000	641,803
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,410,893
Series A-1 5.721% 7/1/51 ^	6,809,000	1,407,284
Series A-2 4.536% 7/1/53	3,000,000	2,715,120
		7,796,015
State General Obligation Bonds — 2.11%
Minnesota State
Series A 4.00% 9/1/38	550,000	561,116
Series A 5.00% 9/1/31	1,250,000	1,435,737
Series A 5.00% 8/1/39	500,000	555,540
Series A 5.00% 8/1/40	750,000	813,997
Series A 5.00% 8/1/41	860,000	947,961
		4,314,351
Transportation Revenue Bonds — 4.23%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	500,000	515,490
Series B 5.25% 1/1/47 (AMT)	500,000	520,220
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,158,720
Series B 5.00% 1/1/31 (AMT)	420,000	446,918
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,190,829
Series B 5.00% 1/1/47 (AMT)	600,000	614,016
St. Paul, Minneapolis Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	189,055
		8,635,248
Water & Sewer Revenue Bonds — 0.99%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	995,108

65

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	1,000,000	$1,029,960
		2,025,068
Total Municipal Bonds (cost $218,885,354)		202,511,140

Short-Term Investments — 0.10%
Variable Rate Demand Note — 0.10%¤
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 2.65% 11/15/48 (LOC – Wells Fargo Bank N.A.)	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—99.30%
(cost $219,085,354)		$202,711,140

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $11,997,001, which represents 5.88% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

66

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

67

Statements of assets and liabilities	August 31, 2023

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$483,949,788	$64,464,381	$202,711,140
Cash	—	228,272	193,453
Receivable for securities sold	9,597,171	635,067	—
Interest receivable	5,740,177	732,869	2,682,341
Receivable for fund shares sold	751,230	110,003	311,971
Prepaid expenses	60,495	36,288	54,078
Receivable from investment manager	—	29,097	—
Other assets	4,099	605	1,586
Total Assets	500,102,960	66,236,582	205,954,569
Liabilities:
Due to custodian	2,516,960	—	—
Payable for securities purchased	6,471,692	324,897	1,022,471
Payable for fund shares redeemed	1,773,403	50,414	568,900
Distribution payable	253,358	16,310	15,707
Other accrued expenses	218,396	49,245	94,816
Distribution fees payable to affiliates	67,012	11,501	26,665
Investment management fees payable to affiliates	38,732	—	66,974
Administration expenses payable to affiliates	11,085	10,314	10,530
Total Liabilities	11,350,638	462,681	1,806,063
Total Net Assets	$488,752,322	$65,773,901	$204,148,506

Net Assets Consist of:
Paid-in capital	$538,330,931	$71,653,336	$228,237,913
Total distributable earnings (loss)	(49,578,609)	(5,879,435)	(24,089,407)
Total Net Assets	$488,752,322	$65,773,901	$204,148,506

68

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Net Asset Value

Class A:
Net assets	$276,595,986	$47,433,318	$91,115,158
Shares of beneficial interest outstanding, unlimited authorization, no par	25,310,859	4,805,681	9,442,575
Net asset value per share	$10.93	$9.87	$9.65
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.45	$10.15	$10.10

Class C:
Net assets	$8,592,231	$1,523,740	$8,163,028
Shares of beneficial interest outstanding, unlimited authorization, no par	783,640	154,057	844,344
Net asset value per share	$10.96	$9.89	$9.67

Institutional Class:
Net assets	$203,564,105	$16,816,843	$104,870,320
Shares of beneficial interest outstanding, unlimited authorization, no par	18,632,113	1,703,139	10,871,744
Net asset value per share	$10.93	$9.87	$9.65

*Investments, at cost	$511,747,597	$66,399,867	$219,085,354

See accompanying notes, which are an integral part of the financial statements.

69

Statements of operations	Year ended August 31, 2023

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment Income:
Interest	$18,952,629	$2,584,716	$8,840,247

Expenses:
Management fees	2,791,142	363,363	1,158,996
Distribution expenses — Class A	735,967	125,072	241,748
Distribution expenses — Class C	104,069	18,574	99,201
Dividend disbursing and transfer agent fees and expenses	424,513	64,000	190,995
Registration fees	180,164	48,617	14,355
Accounting and administration expenses	86,890	43,035	60,754
Reports and statements to shareholders expenses	48,231	12,468	20,360
Audit and tax fees	40,625	40,625	40,625
Legal fees	35,471	5,398	12,994
Trustees’ fees and expenses	24,032	3,431	9,129
Custodian fees	17,279	14,661	15,888
Other	58,372	24,277	37,701
	4,546,755	763,521	1,902,746
Less expenses waived	(690,153)	(212,780)	(262,591)
Less expenses paid indirectly	(63)	(10)	(24)
Total operating expenses	3,856,539	550,731	1,640,131
Net Investment Income (Loss)	15,096,090	2,033,985	7,200,116

70

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(15,001,894)	$(2,953,631)	$(5,129,123)
Net change in unrealized appreciation (depreciation) on investments	(5,140,655)	1,510,919	(4,535,253)
Net Realized and Unrealized Gain (Loss)	(20,142,549)	(1,442,712)	(9,664,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,046,459)	$591,273	$(2,464,260)

See accompanying notes, which are an integral part of the financial statements.

71

Statements of changes in net assets

	Delaware Tax-Free Minnesota Fund
	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,096,090	$13,338,910
Net realized gain (loss)	(15,001,894)	(5,994,882)
Net change in unrealized appreciation (depreciation)	(5,140,655)	(58,761,630)
Net increase (decrease) in net assets resulting from operations	(5,046,459)	(51,417,602)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,698,787)	(7,696,597)
Class C	(227,836)	(224,436)
Institutional Class	(6,535,249)	(5,374,031)
	(15,461,872)	(13,295,064)

Capital Share Transactions:
Proceeds from shares sold:
Class A	68,439,065	78,404,017
Class C	1,456,957	1,924,033
Institutional Class	131,692,831	123,458,808

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,076,183	7,030,872
Class C	226,411	222,610
Institutional Class	4,268,668	3,728,698
	214,160,115	214,769,038

72

	Delaware Tax-Free Minnesota Fund
	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(105,517,160)	$(105,934,797)
Class C	(5,517,111)	(4,721,588)
Institutional Class	(135,208,517)	(109,837,221)
	(246,242,788)	(220,493,606)
Decrease in net assets derived from capital share transactions	(32,082,673)	(5,724,568)
Net Decrease in Net Assets	(52,591,004)	(70,437,234)

Net Assets:
Beginning of year	541,343,326	611,780,560
End of year	$488,752,322	$541,343,326
See accompanying notes, which are an integral part of the financial statements.

73

Statements of changes in net assets

	Delaware Tax-Free Minnesota Intermediate
	Fund
	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,033,985	$1,813,825
Net realized gain (loss)	(2,953,631)	(858,493)
Net change in unrealized appreciation (depreciation)	1,510,919	(8,048,203)
Net increase (decrease) in net assets resulting from operations	591,273	(7,092,871)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,361,277)	(1,236,691)
Class C	(36,272)	(35,021)
Institutional Class	(610,743)	(539,394)
	(2,008,292)	(1,811,106)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,495,192	4,787,242
Class C	304,264	354,310
Institutional Class	12,015,007	16,667,624

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,198,434	1,081,064
Class C	36,100	34,988
Institutional Class	591,317	530,155
	25,640,314	23,455,383

74

	Delaware Tax-Free Minnesota Intermediate
	Fund
	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,577,188)	$(11,647,254)
Class C	(998,846)	(869,136)
Institutional Class	(21,037,831)	(13,305,865)
	(37,613,865)	(25,822,255)
Decrease in net assets derived from capital share transactions	(11,973,551)	(2,366,872)
Net Decrease in Net Assets	(13,390,570)	(11,270,849)

Net Assets:
Beginning of year	79,164,471	90,435,320
End of year	$65,773,901	$79,164,471

See accompanying notes, which are an integral part of the financial statements.

75

Statements of changes in net assets

	Delaware Minnesota High-Yield Municipal
	Bond Fund
	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,200,116	$5,933,666
Net realized gain (loss)	(5,129,123)	(2,014,639)
Net change in unrealized appreciation (depreciation)	(4,535,253)	(24,508,368)
Net increase (decrease) in net assets resulting from operations	(2,464,260)	(20,589,341)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,179,809)	(2,698,669)
Class C	(250,269)	(232,692)
Institutional Class	(3,687,208)	(2,961,633)
	(7,117,286)	(5,892,994)

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,733,272	16,556,227
Class C	1,407,398	2,605,070
Institutional Class	56,284,847	55,946,931

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,072,064	2,584,003
Class C	247,254	230,068
Institutional Class	3,631,762	2,920,723
	89,376,597	80,843,022

76

	Delaware Minnesota High-Yield Municipal
	Bond Fund
	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,088,176)	$(20,548,181)
Class C	(4,514,906)	(4,141,665)
Institutional Class	(57,410,992)	(42,013,074)
	(93,014,074)	(66,702,920)
Increase (decrease) in net assets derived from capital share transactions	(3,637,477)	14,140,102
Net Decrease in Net Assets	(13,219,023)	(12,342,233)

Net Assets:
Beginning of year	217,367,529	229,709,762
End of year	$204,148,506	$217,367,529

See accompanying notes, which are an integral part of the financial statements.

77

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.36	$12.70	$12.49	$12.68	$12.14

0.32	0.27	0.29	0.31	0.36
(0.42)	(1.34)	0.21	(0.16)	0.54
(0.10)	(1.07)	0.50	0.15	0.90

(0.33)	(0.27)	(0.29)	(0.31)	(0.36)
—	—	—	(0.03)	—
(0.33)	(0.27)	(0.29)	(0.34)	(0.36)

$10.93	$11.36	$12.70	$12.49	$12.68

(0.89)%	(8.51)%	4.05%	1.30%	7.54%

$276,596	$317,184	$375,799	$373,691	$386,790
0.84%	0.85%	0.85%	0.85%	0.85%
0.98%	0.93%	0.93%	0.93%	0.93%
2.89%	2.25%	2.30%	2.53%	2.92%
2.75%	2.17%	2.22%	2.45%	2.84%
35%	24%	3%	15%	13%

79

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.40	$12.75	$12.53	$12.72	$12.18

0.24	0.18	0.20	0.22	0.27
(0.43)	(1.35)	0.22	(0.16)	0.54
(0.19)	(1.17)	0.42	0.06	0.81

(0.25)	(0.18)	(0.20)	(0.22)	(0.27)
—	—	—	(0.03)	—
(0.25)	(0.18)	(0.20)	(0.25)	(0.27)

$10.96	$11.40	$12.75	$12.53	$12.72

(1.71)%	(9.23)%	3.35%	0.54%	6.73%

$8,592	$12,837	$17,096	$25,219	$29,933
1.59%	1.60%	1.60%	1.60%	1.60%
1.73%	1.68%	1.68%	1.68%	1.68%
2.14%	1.50%	1.55%	1.78%	2.17%
2.00%	1.42%	1.47%	1.70%	2.09%
35%	24%	3%	15%	13%

81

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.36	$12.70	$12.49	$12.68	$12.14

0.35	0.30	0.32	0.34	0.39
(0.42)	(1.34)	0.21	(0.16)	0.54
(0.07)	(1.04)	0.53	0.18	0.93

(0.36)	(0.30)	(0.32)	(0.34)	(0.39)
—	—	—	(0.03)	—
(0.36)	(0.30)	(0.32)	(0.37)	(0.39)

$10.93	$11.36	$12.70	$12.49	$12.68

(0.64)%	(8.28)%	4.31%	1.55%	7.81%

$203,564	$211,322	$218,886	$181,242	$169,241
0.59%	0.60%	0.60%	0.60%	0.60%
0.73%	0.68%	0.68%	0.68%	0.68%
3.14%	2.50%	2.55%	2.78%	3.17%
3.00%	2.42%	2.47%	2.70%	3.09%
35%	24%	3%	15%	13%

83

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$11.22	$11.10	$11.25	$10.82

0.27	0.23	0.23	0.27	0.31
(0.20)	(1.15)	0.11	(0.15)	0.43
0.07	(0.92)	0.34	0.12	0.74

(0.27)	(0.23)	(0.22)	(0.27)	(0.31)
(0.27)	(0.23)	(0.22)	(0.27)	(0.31)

$9.87	$10.07	$11.22	$11.10	$11.25

0.72%	(8.32)%	3.13%	1.08%	7.00%

$47,433	$51,298	$63,499	$57,788	$55,918
0.81%	0.78%	0.71%	0.71%	0.71%
1.10%	1.01%	1.00%	1.02%	1.04%
2.75%	2.11%	2.01%	2.39%	2.87%
2.46%	1.88%	1.72%	2.08%	2.54%
32%	28%	7%	20%	19%

85

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.09	$11.24	$11.12	$11.27	$10.84

0.20	0.14	0.13	0.17	0.22
(0.20)	(1.15)	0.12	(0.15)	0.43
—	(1.01)	0.25	0.02	0.65

(0.20)	(0.14)	(0.13)	(0.17)	(0.22)
(0.20)	(0.14)	(0.13)	(0.17)	(0.22)

$9.89	$10.09	$11.24	$11.12	$11.27

(0.03)%	(9.02)%	2.26%	0.22%	6.09%

$1,524	$2,222	$2,990	$5,149	$7,167
1.56%	1.56%	1.56%	1.56%	1.56%
1.85%	1.76%	1.75%	1.77%	1.79%
2.00%	1.33%	1.16%	1.54%	2.02%
1.71%	1.13%	0.97%	1.33%	1.79%
32%	28%	7%	20%	19%

87

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

88

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$11.22	$11.10	$11.25	$10.83

0.30	0.25	0.24	0.28	0.33
(0.20)	(1.15)	0.12	(0.15)	0.42
0.10	(0.90)	0.36	0.13	0.75

(0.30)	(0.25)	(0.24)	(0.28)	(0.33)
(0.30)	(0.25)	(0.24)	(0.28)	(0.33)

$9.87	$10.07	$11.22	$11.10	$11.25

0.97%	(8.12)%	3.29%	1.23%	7.06%

$16,817	$25,644	$23,946	$24,848	$17,718
0.56%	0.56%	0.56%	0.56%	0.56%
0.85%	0.76%	0.75%	0.77%	0.79%
3.00%	2.33%	2.16%	2.54%	3.02%
2.71%	2.13%	1.97%	2.33%	2.79%
32%	28%	7%	20%	19%

89

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

90

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.08	$11.34	$11.00	$11.21	$10.66

0.32	0.27	0.28	0.29	0.32
(0.43)	(1.26)	0.34	(0.21)	0.55
(0.11)	(0.99)	0.62	0.08	0.87

(0.32)	(0.27)	(0.28)	(0.29)	(0.32)
(0.32)	(0.27)	(0.28)	(0.29)	(0.32)

$9.65	$10.08	$11.34	$11.00	$11.21

(1.06)%	(8.79)%	5.71%	0.81%	8.33%

$91,116	$98,592	$112,606	$103,913	$103,487
0.87%	0.88%	0.89%	0.89%	0.89%
0.99%	0.98%	0.97%	0.97%	0.99%
3.33%	2.58%	2.52%	2.69%	2.97%
3.21%	2.48%	2.44%	2.61%	2.87%
36%	23%	3%	18%	12%

91

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

92

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.10	$11.36	$11.02	$11.23	$10.68

0.25	0.19	0.20	0.21	0.24
(0.43)	(1.26)	0.34	(0.21)	0.55
(0.18)	(1.07)	0.54	— [2]	0.79

(0.25)	(0.19)	(0.20)	(0.21)	(0.24)
(0.25)	(0.19)	(0.20)	(0.21)	(0.24)

$9.67	$10.10	$11.36	$11.02	$11.23

(1.79)%	(9.46)%	4.92%	0.05%	7.51%

$8,163	$11,476	$14,317	$19,376	$21,059
1.62%	1.63%	1.64%	1.64%	1.64%
1.74%	1.73%	1.72%	1.72%	1.74%
2.58%	1.82%	1.77%	1.94%	2.22%
2.46%	1.73%	1.69%	1.86%	2.12%
36%	23%	3%	18%	12%

93

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

94

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$11.33	$11.00	$11.20	$10.66

0.35	0.30	0.31	0.32	0.35
(0.42)	(1.26)	0.33	(0.20)	0.54
(0.07)	(0.96)	0.64	0.12	0.89

(0.35)	(0.30)	(0.31)	(0.32)	(0.35)
(0.35)	(0.30)	(0.31)	(0.32)	(0.35)

$9.65	$10.07	$11.33	$11.00	$11.20

(0.71)%	(8.58)%	5.89%	1.15%	8.50%

$104,870	$107,300	$102,787	$75,325	$75,155
0.62%	0.63%	0.64%	0.64%	0.64%
0.74%	0.73%	0.72%	0.72%	0.74%
3.58%	2.83%	2.77%	2.94%	3.22%
3.46%	2.73%	2.69%	2.86%	3.12%
36%	23%	3%	18%	12%

95

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2023

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income

96

security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust's Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the year ended August 31, 2023, and for all open tax years (years ended August 31, 2020–August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

97

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the

98

following percentages of each Fund’s average daily net assets from September 1, 2022 (except as noted) through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation a
a percentage of average
Fund	daily net assets
Delaware Tax-Free Minnesota Fund	0.59%*
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.61%**

*Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense limitation for Delaware Tax-Free Minnesota Fund was 0.60%.

**Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense limitation for Delaware Minnesota High-Yield Municipal Bond Fund was 0.63%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets for the period September 1, 2022 (except as noted) through December 29, 2023 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A		Class C		Institutional Class
Delaware Tax-Free Minnesota Fund	0.84	%*	1.59	%*	0.59	%*
Delaware Tax-Free Minnesota Intermediate Fund	0.81%		1.56%		0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.86	%**	1.61	%**	0.61	%**

*Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense caps were as follows for Class A, Class C and Institutional Class, respectively: 0.85%, 1.60% and 0.60%.

**Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense caps were as follows for Class A, Class C and Institutional Class, respectively: 0.88%, 1.63% and 0.63%.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of

99

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$18,993
Delaware Tax-Free Minnesota Intermediate Fund	6,143
Delaware Minnesota High-Yield Municipal Bond Fund	10,218

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$32,097
Delaware Tax-Free Minnesota Intermediate Fund	4,588
Delaware Minnesota High-Yield Municipal Bond Fund	13,311

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

100

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$16,127
Delaware Tax-Free Minnesota Intermediate Fund	2,327
Delaware Minnesota High-Yield Municipal Bond Fund	12,980

For the year ended August 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$3,530
Delaware Tax-Free Minnesota Intermediate Fund	704
Delaware Minnesota High-Yield Municipal Bond Fund	2,900

For the year ended August 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$2,139	$2,402
Delaware Tax-Free Minnesota Intermediate Fund	1,869	33
Delaware Minnesota High-Yield Municipal Bond Fund	7,511	1,591

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds' compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended

101

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

August 31, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$3,035,052	$—	$—
Delaware Tax-Free Minnesota
Intermediate Fund	—	934,995	197

3. Investments

For the year ended August 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$175,007,281	$190,765,602
Delaware Tax-Free Minnesota Intermediate Fund	22,596,184	33,885,169
Delaware Minnesota High-Yield Municipal Bond Fund	75,962,654	73,601,638

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free Minnesota Fund	$512,172,776	$2,589,543	$(30,812,531)	$(28,222,988)
Delaware Tax-Free Minnesota Intermediate Fund	66,368,513	316,029	(2,220,161)	(1,904,132)
Delaware Minnesota High-Yield Municipal Bond Fund	219,044,545	1,224,181	(17,557,586)	(16,333,405)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date

102

under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 -	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2023:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$483,949,788

103

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$64,464,381

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$202,511,140
Short-Term Investments	200,000
Total Value of Securities	$202,711,140

During the year ended August 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Fund's net assets. As of August 31, 2023, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2023 and 2022 were as follows:

	Tax-exempt	Ordinary
	income	income	Total
Year ended August 31, 2023:
Delaware Tax-Free Minnesota Fund	$15,458,644	$3,228	$15,461,872
Delaware Tax-Free Minnesota Intermediate Fund	2,007,786	506	2,008,292
Delaware Minnesota High-Yield Municipal Bond Fund	7,115,273	2,013	7,117,286
Year ended August 31, 2022:
Delaware Tax-Free Minnesota Fund	13,295,000	64	13,295,064
Delaware Tax-Free Minnesota Intermediate Fund	1,811,106	—	1,811,106
Delaware Minnesota High-Yield Municipal Bond Fund	5,892,972	22	5,892,994

104

5. Components of Net Assets on a Tax Basis

As of August 31, 2023, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$538,330,931	$71,653,336	$228,237,913
Undistributed tax-exempt income	59,352	12,120	15,707
Distributions payable	(253,358)	(16,310)	(15,707)
Capital loss carryforwards	(21,161,615)	(3,971,113)	(7,756,002)
Unrealized appreciation (depreciation) of investments	(28,222,988)	(1,904,132)	(16,333,405)
Net assets	$488,752,322	$65,773,901	$204,148,506

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2023, the Funds had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, each Fund has capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$7,274,626	$13,886,989	$21,161,615
Delaware Tax-Free Minnesota Intermediate Fund	561,415	3,409,698	3,971,113
Delaware Minnesota High-Yield Municipal Bond Fund	4,044,218	3,711,784	7,756,002

105

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/23	8/31/22	8/31/23	8/31/22	8/31/23	8/31/22
Shares sold:
Class A	6,212,711	6,675,584	1,166,387	459,040	2,520,760	1,570,364
Class C	131,667	158,306	30,724	33,463	142,713	243,560
Institutional Class	11,868,644	10,473,884	1,206,119	1,633,157	5,729,835	5,317,085

Shares issued upon reinvestment of dividends and distributions:
Class A	728,413	585,945	120,576	102,035	314,143	242,222
Class C	20,362	18,503	3,627	3,305	25,248	21,551
Institutional Class	385,083	310,784	59,589	50,147	371,678	274,448
	19,346,880	18,223,006	2,587,022	2,281,147	9,104,377	7,669,230

Shares redeemed:
Class A	(9,555,213)	(8,915,827)	(1,575,131)	(1,126,691)	(3,176,663)	(1,961,685)
Class C	(494,878)	(391,496)	(100,472)	(82,500)	(460,254)	(388,928)
Institutional Class	(12,230,968)	(9,407,543)	(2,108,041)	(1,271,288)	(5,882,046)	(4,009,249)
	(22,281,059)	(18,714,866)	(3,783,644)	(2,480,479)	(9,518,963)	(6,359,862)
Net increase (decrease)	(2,934,179)	(491,860)	(1,196,622)	(199,332)	(414,586)	1,309,368

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended August 31, 2023 and 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Year ended
8/31/23	133,658	29,308	1,304	20,971	143,436	$1,824,634
8/31/22	35,428	12,655	—	12,701	35,432	592,244

106

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Intermediate Fund
Year ended
8/31/23	7,086	10,790	—	10,823	7,080	$178,880
8/31/22	10,192	737	—	738	10,192	117,346

Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/23	226	13,236	39	13,317	226	133,068
8/31/22	629	16,920	—	16,961	629	195,261

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022. The Agreement was extended to October 30, 2023.

Each Fund had no amounts outstanding as of August 31, 2023, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

107

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a

108

“current refunding.” “Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in the Funds' financial statements.

109

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 20, 2023

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

110

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

111

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2023, each Fund reports distributions paid during the year as follows:

	(A)	(B)
	Tax-Exempt	Ordinary Income	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	99.98%	0.02%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	99.97%	0.03%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	99.97%	0.03%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

112

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds’ Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term ending January 30, 2024. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

113

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized

114

performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2022.

Delaware Tax-Free Minnesota Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the second quartile of its Performance Universe and for the since inception period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-and 5-year and since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Delaware Tax-Free Minnesota Intermediate Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the fourth quartile of its Performance Universe and for the since inception period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe and for the since inception period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware Minnesota High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third and second quartile, respectively, of its Performance Universe and for the 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year and since inception periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods and was approximately equal to its benchmark index for the since inception period. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as

115

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Tax-Free Minnesota Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free Minnesota Intermediate Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Minnesota High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The

116

Board noted that, as of March 31, 2023, Delaware Tax-Free Minnesota Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

117

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

118

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	105	Macquarie Asset Management[3] (2015–Present) -Global Head of Macquarie Asset Management Public Investments (2019–Present) -Head of Americas of Macquarie Group (2017–Present)	None

119

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	105	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

120

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	105	Private Investor
(2011–Present)
State Street Bank and
Trust Company
(1996-2011)
-Executive Vice President
of Enterprise Risk
Management and
Emerging Economies
Strategy; and Chief Risk
and Corporate
				Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	105	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

121

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	105	Drexel University -President (2010–Present)	Federal Reserve
Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income
Trust, Inc. (2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

122

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	105	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and
Dean, College of Law
(2010–2019)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

123

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	105	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc.
(biotechnology) (2021-Present)
Recology (resource recovery)
(2021-2023)
Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy Funds Complex (2019-2021)

124

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	105	Banco Itaú International -Chief Executive Officer (2012–2016) Bank of America, U.S. Trust Private Wealth -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present)
Florida Chapter of National
Association of Corporate
Directors (2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment
Group Inc. (REIT) (2021)
Carrizo Oil & Gas, Inc.
					(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	105	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

125

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Gore Creek
Capital, Ltd.
-Chief Executive Officer
and President
(2009–Present)
Capital Z Asset
Management
-Chief Executive Officer
(2008-2009)
California Public
Employees' Retirement
System (CalPERS)
-Senior Investment
Officer of Global Equity
(2002-2008)

The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven
Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–2022)
International Securities
Exchange (2010-2018)
Vassar College Trustee
(2006-2018)

126

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	105	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Temple University Hospital (2017-Present) Pennsylvania State System of Higher Education (2018-Present)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	105	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	105	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

127

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	105	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds' investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds' investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

5 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

128

Annual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

August 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of August 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Portfolio management reviews

Delaware Funds by Macquarie® state tax-free funds	August 31, 2023 (Unaudited)

Performance preview (for the year ended August 31, 2023)
Delaware Tax-Free Arizona Fund (Institutional Class shares)	1-year return	-2.60%
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	-2.84%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 10.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 13 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free California Fund (Institutional Class shares)	1-year return	+1.22%
Delaware Tax-Free California Fund (Class A shares)	1-year return	+0.87%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 14.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 17 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Colorado Fund (Institutional Class shares)	1-year return	-0.14%
Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	-0.39%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 18.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 21 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management reviews

Delaware Funds by Macquarie® state tax-free funds

Delaware Tax-Free Idaho Fund (Institutional Class shares)	1-year return	-0.17%
Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	-0.51%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 22.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 25 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free New York Fund (Institutional Class shares)	1-year return	+0.54%
Delaware Tax-Free New York Fund (Class A shares)	1-year return	+0.29%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 26.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 29 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Pennsylvania Fund (Institutional Class shares)	1-year return	+0.53%
Delaware Tax-Free Pennsylvania Fund (Class A shares)	1-year return	+0.29%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Pennsylvania Fund, please see the table on page 30.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 34 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objectives

Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax as is consistent with preservation of capital.

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

Delaware Tax-Free Colorado Fund seeks as high a level of current income exempt from federal income tax and from the personal income tax in Colorado as is consistent with preservation of capital.

Delaware Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and from Pennsylvania state personal income tax as is consistent with preservation of capital.

Economic backdrop

During the fiscal year ended August 31, 2023, there was a growing consensus that the US economy could continue to expand and potentially even achieve a “soft landing,” despite various challenges that investors anticipated could lead to a recession. These challenges included the US Federal Reserve’s cycle of rate hikes, a regional banking crisis, and concerns about the impact of China’s slowdown on the global economy.

When the fiscal year began in September 2022, the US inflation rate was down from its peak of several months earlier, but still higher than at any point since the early 1980s. Investors were concerned about the Fed’s plan to battle inflation by continuing to raise its benchmark short-term interest rate.

The Fed, which had begun sharply raising rates earlier in 2022, announced four consecutive 75-basis-point (or 0.75-percentage-point) rate increases between June and November, and signaled in November that it would start to slow the pace of rate hikes to avoid undue pressure on the US economy.

Although the central bank reiterated that more rate increases would be needed amid continued strong employment and higher-than-desired inflation, its efforts to battle inflation appeared to take root, as the pace of rising prices continued to decline throughout the rest of the fiscal period.

The Fed downshifted to a rate increase of 50 basis points in December 2022, followed by increases of 25 basis points in February, March, May, and – after pausing in June – July 2023. The central bank cited progress in slowing down inflation, which stood at an annual rate of 3.2% for the 12 months ended July 31, 2023, down from 8.3% in August 2022, as measured by the US Consumer Price Index (CPI). However, the Fed reiterated its readiness to continue raising rates, if necessary, to further slow inflation. At fiscal year end, the federal funds rate stood within a range of 5.25% to 5.50%, more than double the rate of a year earlier.

Portfolio management reviews

Delaware Funds by Macquarie® state tax-free funds

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned 1.70% for the fiscal year ended August 31, 2023.

The municipal bond market experienced up-and-down performance during the fiscal year and finished in modestly positive territory.

At the start of the 12-month period, yields on municipal bonds were rising, and bond prices correspondingly falling, amid steady outflows from municipal bond mutual funds. Late in 2022 and into early 2023, however, the backdrop for municipal bonds improved. Inflation eased, and expectations grew that the Fed would begin to slow the pace of interest rate hikes. This led to an improvement in the technical backdrop and a better balance between demand and supply for municipal securities.

In the final few months of the Funds’ fiscal year, as economic growth exceeded expectations and investors saw hope for a soft landing, the market’s expectations for a rate cut diminished. This led to a somewhat less favorable environment for investors.

Against this backdrop, bonds with longer and intermediate maturities, especially those with maturities ranging from 10 to 20 years, generally performed the best, outpacing their shorter- and longer-term counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally outperformed higher-quality issues. High-yield municipal debt (bonds with credit ratings below BBB-) lagged overall, partly from the negative impact of two underperforming categories during the fiscal year: Puerto Rico and hospital debt.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2023.

Returns by maturity
1 year	1.83%
3 years	1.12%
5 years	0.98%
10 years	2.01%
22+ years	1.45%

Returns by credit rating
AAA	1.21%
AA	1.62%
A	2.19%
BBB	2.29%

Source: Bloomberg.

Economic backdrop in the states

In the 2023 fiscal year, Arizona saw its non-farm employment increase to 3.2 million, up 2.1% from the prior fiscal year. The state reported a preliminary July 2023 unemployment rate of 3.6%, a 0.3% improvement from a year earlier but slightly above the national average of 3.5%. The state’s general fund revenues totaled $13.5 billion for fiscal 2023, 0.6% above forecast but 19.2% below the level attained in the prior fiscal year. Meanwhile, Arizona’s sales and use tax collections for fiscal 2023 were $7.7 billion, 0.8% below forecast yet 6.5% above the state’s fiscal 2022 collections. Individual income-tax collections were $5.2 billion for fiscal 2023, 4.3% below forecast and 30.4% below collections for fiscal 2022. The decline in individual income-tax collection was due to phased-in tax reductions and higher refunds. Of final note, corporate income-tax collections for fiscal 2023 totaled $1.8 billion, 6.0% above forecast and 55.3% above the prior fiscal year’s collections. Arizona’s budget for the 2024 fiscal year totals

$64.8 billion, with $17.8 billion of that composed of general fund spending.

California saw its non-farm employment increase by 2.2% to 18.1 million during this fiscal year. The state’s preliminary unemployment rate of 4.6% in July 2023 was 0.8% percentage points higher than a year earlier and worse than the national average of 3.5%. California’s general fund revenues totaled $168.6 billion, above forecast by 0.6%. Meanwhile, the state’s personal income-tax collections for fiscal 2023 were $95.0 billion, 0.8% below forecast, while California’s corporate income-tax collections were 3.4% above forecast, totaling $30.0 billion. Of final note, the state’s sales and use tax collections totaled $34.7 billion in fiscal 2023, 0.2% above forecast. The budget California enacted for fiscal 2024 calls for $225.9 billion in general fund spending, representing a 3.7% fiscal-year-over-year decline.

For the 2023 fiscal year, non-farm employment in Colorado increased 1.4% to 2.90 million. For July 2023, the state reported a preliminary unemployment rate of 2.9%, above the 2.7% rate of a year earlier but better than the national average of 3.5%. Colorado’s general fund revenues for fiscal 2023 were $17.4 billion, 2.5% below revenue collections for the prior fiscal year. Meanwhile, net individual income-tax collections for fiscal 2023 totaled $10.3 billion, 13.4% below fiscal 2022 collections. Net sales, use, and excise tax collections for the 2023 fiscal year totaled $4.6 billion, a 7.3% increase over fiscal 2022 collections, while net corporate income-tax collections for fiscal 2023 totaled $2.4 billion, 57.0% above the level seen in fiscal 2022. The state’s fiscal 2024 operating budget totals $40.5 billion.

In Idaho, non-farm employment grew by 3.4% to 851,000 in the 2023 fiscal year. In July 2023, the state reported a preliminary unemployment rate of 2.8%, a 0.1 percentage point increase from a year earlier but significantly better than the 3.5% national average. For fiscal 2023, the state’s general fund revenues were $5.9 billion, 1.4% higher than forecast but 4.0% below the prior fiscal year’s revenue collections. Meanwhile, individual income-tax collections totaled $2.4 billion for fiscal 2023, 0.1% lower than forecast and 17.4% lower than in fiscal 2022. Sales tax collections in Idaho for the 2023 fiscal year totaled $2.3 billion, 0.9% lower than forecast but 4.7% above fiscal 2022 collections. Of final note, the state’s corporate income-tax collections for fiscal 2023 totaled $1.0 billion, 7.5% above forecast but 0.7% lower than collections in the prior fiscal year. For fiscal 2024, Idaho’s budget calls for $5.18 billion in general fund appropriations, a 12.0% increase.

For fiscal 2023, New York’s labor market saw a 2.0% increase in non-farm employment, which stood at 9.7 million. According to preliminary figures, the state’s jobless rate for July 2023 was 3.9%, an incremental improvement from a year earlier but still above the national average of 3.5%. New York’s general fund receipts for fiscal 2023 were $60.9 billion, a decline of 3.7% relative to the prior fiscal year’s receipts. Meanwhile, the state’s personal income-tax collections for fiscal 2023 totaled $27.6 billion, a 17.5% reduction from the prior year. Business-tax receipts for fiscal 2023 totaled $16.7 billion, a 6.9% year-over-year increase, while consumption and use tax receipts for fiscal 2023 totaled $7.2 billion, a 53.4% increase. New York’s fiscal 2024 budget, enacted in May, totals $229.0 billion, an increase of 4.1%.

Pennsylvania’s labor market saw a 2.6% increase in non-farm employment, reaching 6.13 million in the 2023 fiscal year. The state

Portfolio management reviews

Delaware Funds by Macquarie® state tax-free funds

finished July 2023 with an unemployment rate of 3.5%, well ahead of the 4.3% rate it reported a year earlier and matching the national average. Pennsylvania closed fiscal 2023 with $44.9 billion in general fund collections, 3.1% above estimates but 6.7% below collections for the prior fiscal year. The state’s sales-tax receipts for fiscal 2023 totaled $14.0 billion, 1.5% above estimates and 0.8% higher than collections in fiscal 2022. Meanwhile, personal income tax revenue totaled $17.6 billion, 2.9% below estimates and 2.7% below collections in the prior fiscal year, while corporate tax revenues were $8.3 billion, 19.8% above estimates and 12.8% higher than collections in fiscal year 2022. As of period end, the state’s “rainy day” fund balance held $5.0 billion. Pennsylvania’s budget for fiscal 2024 totaled $45.0 billion in general fund spending.

Maintaining our management approach

Regardless of the underlying market environment, our investment approach remains consistent across all six Funds profiled in this report. We follow a bottom-up investment approach, meaning we rely on our team’s in-depth credit research to select securities on an issuer-by-issuer basis. In choosing tax-exempt bonds for the Funds, we prioritize securities we believe may provide the Funds’ shareholders with favorable trade-offs between their risk and upside opportunity.

In pursuing our strategy, we typically maintain relatively less exposure to highly rated, lower yielding bonds, as we believe these types of securities provide less value for shareholders. Instead, we generally see better opportunity from lower-rated, higher yielding bonds of issuers with what we believe is solid underlying credit quality.

For some of these Funds, particularly in states that have large municipal bond marketplaces, it can be relatively straightforward to find the lower-rated, credit-oriented securities we regularly favor for investment. In other state marketplaces, however, the supply of municipal debt, especially lower-rated municipal debt, can be more limited. When investing in these marketplaces, our approach typically involves buying the bonds that we see as the most attractive opportunities at any given time, while we monitor supply in the new-issue and secondary municipal bond markets as we seek to find suitable lower-rated bonds to satisfy our management objectives. Following this approach, as of the end of the fiscal year on August 31, 2023, roughly 37% of the net assets of Delaware Tax-Free Arizona Fund were invested in bonds with lower-investment-grade credit ratings (A and BBB), while about 41% of the net assets of Delaware Tax-Free California Fund were invested in these same credit tiers. Roughly 35% of Delaware Tax-Free Colorado Fund were invested in bonds rated lower investment grade, compared with about 37% of Delaware Tax-Free Idaho Fund, 42% of Delaware Tax-Free New York Fund, and 55% of Delaware Tax-Free Pennsylvania Fund.

All these Funds also maintained allocations to high yield municipal debt (bonds with credit ratings below BBB-). By prospectus, each Fund may hold up to 20% of its net assets in high yield debt.

Responding to market conditions

Amid volatile conditions in the municipal bond market for much of this 12-month reporting period, we held a bit more cash in the Funds’ portfolios than we normally do. Our rationale was to maintain sufficient liquidity both to satisfy potential shareholder redemptions if market conditions weakened further and to have proceeds available to take advantage of opportunities to buy bonds we found attractive at prices we believed were temporarily depressed.

At the start of the fiscal year in September 2022, the municipal bond market was close to its bottom. Bond prices had significantly fallen, while their yields were relatively high. Over the next few months, we acquired certain lower-rated, longer-duration bonds that had underperformed and, in our opinion, offered particularly attractive yields relative to their underlying credit quality.

As we entered calendar year 2023, finding these types of compelling value opportunities became more challenging as inflation slowed and economic growth eased. We gradually began to see more opportunities in April and May, as the US regional bank crisis led the market to anticipate a rise in municipal bond supply. Although these market dynamics were short-lived, they did create opportunities for us to invest in bonds trading at valuations we considered attractive.

When purchasing new bonds for the Funds, we uncovered opportunities across various sectors. Two particularly fruitful areas of opportunity, especially in some of the larger state municipal bond markets, included high yield charter school and healthcare bonds. When possible, we also focused on lower-coupon bonds trading at discounts, which we believed offered similar downside to higher-coupon issues but better upside opportunity.

Proceeds for these opportunistic bond purchases came from bond calls and maturities, as well as from the cash balances we maintained in the Funds. Likewise, when appropriate, we engaged in relative-value trades, selling certain lower yielding bonds and using the proceeds to buy other bonds we thought provided better long-term opportunities for shareholders.

Engaging in tax-loss swaps was another strategy we employed at times throughout the reporting period. This entailed exchanging lower yielding bonds for similar issues offering higher prevailing yields. With these swaps, we secured higher income for the Funds at a comparable level of risk while generating tax losses we could apply against future capital gains.

Individual performance effects

During the reporting period, longer-intermediate bonds were among the strongest performers in the municipal bond marketplace, while bonds with lower-investment-grade credit ratings tended to outperform their more highly rated counterparts. Accordingly, many of the strongest and weakest performers in the Funds reflected these trends.

In Delaware Tax-Free Arizona Fund, Phoenix Civic Improvement Corporation airport bonds led performance. These holdings, which gained more than 6% for the 12-month period, benefited from their favorable positioning on the yield curve. Another holding that also outperformed was in zero-coupon Puerto Rico dedicated-tax bonds, whose favorable duration characteristics and relatively low valuation coming into the fiscal year allowed the securities to gain about 6%. Further boosting the Fund’s return were Arizona Game and Fish Department state appropriations bonds, which gained about 5%, as a result of their favorable structures.

On the negative side, this Fund – and the other five Funds profiled in this report – saw a significantly negative performance impact from tax-exempt bonds issued by the Puerto Rico Electric Power Authority, often referred to as PREPA. These bonds, which declined more

Portfolio management reviews

Delaware Funds by Macquarie® state tax-free funds

than 65% for the 12-month period, lost significant value when PREPA, which is going through a restructuring, received an unfavorable ruling in bankruptcy court over the summer, which dragged down the securities’ prices. Bonds of Mirabella at ASU, a retirement community on the campus of Arizona State University in Tempe, also detracted from performance. This relatively new senior-housing facility has seen its occupancy rate fall short of investors’ expectations. This led the securities to significantly underperform. The bonds declined nearly 30% for the 12-month time frame.

In Delaware Tax-Free California Fund, holdings in Inland Empire tobacco securitization bonds were the strongest performers during this fiscal year. These California zero-coupon bonds gained more than 15%. Student-housing bonds for Napa Valley College, which benefited from their relatively high yield and longer duration, as well as investors’ apparently increased comfort with the issuer’s underlying creditworthiness also contributed to performance. On the negative side, besides the PREPA bonds mentioned earlier, the Fund saw a negative effect from bonds for San Antonio Gardens senior apartments, a continuing care retirement community in California whose debt declined close to 10% for the fiscal year.

In Delaware Tax-Free Colorado Fund, the strongest performing holding was a bond investment in the Eagle P3 commuter rail-line project. These bonds benefited from their lower-investment-grade credit rating and desirable structure, returning more than 6% for the Fund’s fiscal year. Additional performance contributors included the Fund’s holding in the same Puerto Rico dedicated-tax bonds mentioned earlier for Delaware Tax-Free Arizona Fund, as well as Valley View Hospital Association bonds, which gained more than 5% for the fiscal year. In contrast, the Fund’s largest individual detractor, after the PREPA bonds previously discussed, was a holding in Verve Metropolitan District No. 1 bonds. The issuer’s underlying credit quality appeared to lag investors’ expectations, causing the bonds to decline more than 13% for the fiscal year. A weak-performing continuing care retirement community bond issue for Aberdeen Ridge in Colorado Springs, which declined more than 9% for the period, was another notable detractor.

In Delaware Tax-Free Idaho Fund, Idaho Housing and Finance Association recovery zone revenue bonds gained approximately 7% for the Fund, while solid waste disposal bonds issued on behalf of FMC Corporation also outperformed, returning more than 6%. Both issues benefited from their relatively high coupon and currently callable status. On the negative side, in addition to the PREPA bonds previously cited, bonds for the North Star Charter School in Eagle, Idaho, fell more than 8%, as the school’s lagging enrollment weighed on the debt. Another detractor included IDAWY solid waste district bonds, which declined roughly 6%.

The strongest performing holding for Delaware Tax-Free New York Fund was an issue of non-rated zero-coupon tobacco-securitization bonds. These New York County securities, which benefited from their high coupon and low dollar price, gained more than 15% for the Fund over the 12-month period. Triborough Bridge and Tunnel Authority sales-tax revenue bonds, whose attractive structures benefited these holdings, also added to Fund performance, gaining more than 6% for the fiscal year. In contrast, besides the PREPA bonds discussed earlier, bonds for Metropolitan College of New York meaningfully struggled, declining more than 20% for the fiscal year on investors’ concerns about enrollment. Bonds for the Catholic Health System in the Buffalo area, which declined roughly 10% on concerns about the issuer’s credit quality, also detracted from performance.

Delaware Tax-Free Pennsylvania Fund saw favorable results from Pennsylvania Economic Development Financing Authority parking system revenue bonds. Besides benefiting from their relatively long duration, these bonds gained off a relatively low valuation in October 2022, when we purchased the securities. The timing of our purchase was favorable since we acquired the securities at a relative low point in the market. The bonds gained about 11% during the fiscal year. The Fund’s holding in The Highlands at Wyomissing senior housing community bonds also contributed to performance. These bonds benefited from being pre-refunded this period and gained more than 8%. The Puerto Rico zero-coupon dedicated-tax bonds discussed earlier also added value, returning about 6% for the Fund.

On the negative side, the formerly mentioned PREPA bonds similarly weighed on performance. Two weak-performing continuing care retirement community bonds also detracted from results. These underperformers included bonds of Moon Industrial Development Authority for the Baptist Homes Society, which has struggled with occupancies, and those of Montgomery County for The Hill at Whitemarsh, which announced its need for additional funds for upgrades and refurbishing of its facility. These bonds declined roughly 16% and 11%, respectively, for the fiscal year.

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. April 1, 1991)
Excluding sales charge	-2.84%	+0.33%	+2.40%	—
Including sales charge	-7.22%	-0.59%	+1.93%	—
Class C (Est. May 25, 1994)
Excluding sales charge	-3.65%	-0.43%	+1.62%	—
Including sales charge	-4.59%	-0.43%	+1.62%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-2.60%	+0.58%	—	+2.51%
Including sales charge	-2.60%	+0.58%	—	+2.51%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee waivers, if any)	0.84%	1.59%	0.59%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Tax-Free Arizona Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free Arizona Fund - Class A shares	$9,550	$12,106

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,874
Delaware Tax-Free Arizona Fund - Institutional Class shares	$10,000	$12,707

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 13.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class C	DVACX	928916501
Institutional Class	DAZIX	928916873

Performance summaries
Delaware Tax-Free California Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. March 2, 1995)
Excluding sales charge	+0.87%	+1.15%	+3.09%	—
Including sales charge	-3.70%	+0.23%	+2.62%	—
Class C (Est. April 9, 1996)
Excluding sales charge	+0.12%	+0.79%	+2.11%	—
Including sales charge	-0.85%	+0.79%	+2.11%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+1.22%	+1.42%	—	+3.19%
Including sales charge	+1.22%	+1.42%	—	+3.19%
Bloomberg Municipal Bond Index	+1.70%	-1.32%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 15. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.99%	1.74%	0.74%
Net expenses (including fee waivers, if any)	0.80%	1.55%	0.55%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Tax-Free California Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free California Fund - Class A shares	$9,550	$12,949

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Delaware Tax-Free California Fund - Institutional Class shares	$10,000	$13,544
Bloomberg Municipal Bond Index	$10,000	$12,874

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 15. Please note additional details on pages 14 through 17.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class C	DVFTX	928928795
Institutional Class	DCTIX	928928167

Performance summaries
Delaware Tax-Free Colorado Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. April 23, 1987)
Excluding sales charge	-0.39%	+0.85%	+2.72%	—
Including sales charge	-4.92%	-0.08%	+2.25%	—
Class C (Est. May 5, 1994)
Excluding sales charge	-1.14%	+0.08%	+1.95%	—
Including sales charge	-2.10%	+0.08%	+1.95%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-0.14%	+1.10%	—	+2.86%
Including sales charge	-0.14%	+1.10%	—	+2.86%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 19. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales (CDSC) charge of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.96%	1.71%	0.71%
Net expenses (including fee waivers, if any)	0.82%	1.57%	0.57%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Tax-Free Colorado Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free Colorado Fund - Class A shares	$9,550	$12,498

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Delaware Tax-Free Colorado Fund - Institutional Class shares	$10,000	$13,133
Bloomberg Municipal Bond Index	$10,000	$12,874

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 19. Please note additional details on pages 18 through 21.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class C	DVCTX	92907R101
Institutional Class	DCOIX	92907R200

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. January 4, 1995)
Excluding sales charge	-0.51%	+0.70%	+2.13%	—
Including sales charge	-4.97%	-0.22%	+1.66%	—
Class C (Est. January 10, 1995)
Excluding sales charge	-1.26%	+0.03%	+1.38%	—
Including sales charge	-2.22%	+0.03%	+1.38%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-0.17%	+0.98%	—	+2.31%
Including sales charge	-0.17%	+0.98%	—	+2.31%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 23. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee waivers, if any)	0.86%	1.61%	0.61%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Tax-Free Idaho Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free Idaho Fund - Class A shares	$9,550	$11,791

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,874
Delaware Tax-Free Idaho Fund - Institutional Class shares	$10,000	$12,468

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 23. Please note additional details on pages 22 through 25.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class C	DVICX	928928803
Institutional Class	DTIDX	928928159

Performance summaries
Delaware Tax-Free New York Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. November 6, 1987)
Excluding sales charge	+0.29%	+1.09%	+2.85%	—
Including sales charge	-4.24%	+0.17%	+2.38%	—
Class C (Est. April 26, 1995)
Excluding sales charge	-0.37%	+0.35%	+2.09%	—
Including sales charge	-1.34%	+0.35%	+2.09%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+0.54%	+1.32%	—	+2.95%
Including sales charge	+0.54%	+1.32%	—	+2.95%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 27. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.72%	0.72%
Net expenses (including fee waivers, if any)	0.80%	1.55%	0.55%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Tax-Free New York Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free New York Fund - Class A shares	$9,550	$12,647

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Delaware Tax-Free New York Fund - Institutional Class shares	$10,000	$13,247
Bloomberg Municipal Bond Index	$10,000	$12,874

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 27. Please note additional details on pages 26 through 29.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class C	DVFNX	928928258
Institutional Class	DTNIX	928928142

Performance summaries
Delaware Tax-Free Pennsylvania Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. March 23, 1977)
Excluding sales charge	+0.29%	+1.24%	+2.87%	—
Including sales charge	-4.17%	+0.32%	+2.40%	—
Class C (Est. November 29, 1995)
Excluding sales charge	-0.33%	+0.50%	+2.11%	—
Including sales charge	-1.30%	+0.50%	+2.11%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+0.53%	+1.51%	—	+3.00%
Including sales charge	+0.53%	+1.51%	—	+3.00%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 32. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Tax-Free Pennsylvania Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.94%	1.69%	0.69%
Net expenses (including fee waivers, if any)	0.84%	1.59%	0.59%

Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free Pennsylvania Fund - Class A shares	$9,550	$12,671

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Delaware Tax-Free Pennsylvania Fund - Institutional Class shares	$10,000	$13,304
Bloomberg Municipal Bond Index	$10,000	$12,874

Performance summaries

Delaware Tax-Free Pennsylvania Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 32. Please note additional details on pages 30 through 34.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 3, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DELIX	233216100
Class C	DPTCX	233216308
Institutional Class	DTPIX	24609H701

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2023 to August 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$996.10	0.84%	$4.23
Class C	1,000.00	991.40	1.59%	7.98
Institutional Class	1,000.00	997.30	0.59%	2.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,016.40	0.80%	$4.07
Class C	1,000.00	1,013.50	1.55%	7.87
Institutional Class	1,000.00	1,018.60	0.55%	2.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class C	1,000.00	1,017.39	1.55%	7.88
Institutional Class	1,000.00	1,022.43	0.55%	2.80

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,008.30	0.82%	$4.15
Class C	1,000.00	1,003.60	1.57%	7.93
Institutional Class	1,000.00	1,009.60	0.57%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Institutional Class	1,000.00	1,022.33	0.57%	2.91

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,004.40	0.86%	$4.34
Class C	1,000.00	1,001.60	1.61%	8.12
Institutional Class	1,000.00	1,006.70	0.61%	3.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,013.80	0.80%	$4.06
Class C	1,000.00	1,010.00	1.55%	7.85
Institutional Class	1,000.00	1,015.10	0.55%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class C	1,000.00	1,017.39	1.55%	7.88
Institutional Class	1,000.00	1,022.43	0.55%	2.80

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,015.10	0.84%	$4.27
Class C	1,000.00	1,011.20	1.59%	8.06
Institutional Class	1,000.00	1,016.30	0.59%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.66%
Education Revenue Bonds	28.38%
Electric Revenue Bonds	6.28%
Healthcare Revenue Bonds	23.27%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.08%
Lease Revenue Bonds	2.54%
Local General Obligation Bonds	4.06%
Special Tax Revenue Bonds	15.84%
State General Obligation Bonds	0.55%
Transportation Revenue Bonds	6.58%
Water & Sewer Revenue Bonds	4.08%
Short-Term Investments	0.67%
Total Value of Securities	99.33%
Receivables and Other Assets Net of Liabilities	0.67%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	82.02%
Puerto Rico	16.13%
US Virgin Islands	0.51%
Total Value of Securities	98.66%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.43%
Education Revenue Bonds	18.75%
Electric Revenue Bonds	3.51%
Healthcare Revenue Bonds	13.20%
Housing Revenue Bonds	3.43%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.01%
Lease Revenue Bonds	4.89%
Local General Obligation Bonds	1.84%
Pre-Refunded Bonds	2.84%
Special Tax Revenue Bonds	15.10%
State General Obligation Bonds	7.78%
Transportation Revenue Bonds	13.29%
Water & Sewer Revenue Bonds	1.79%
Short-Term Investments	1.35%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	82.27%
Guam	0.67%
Puerto Rico	15.24%
US Virgin Islands	0.25%
Total Value of Securities	98.43%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.52%
Education Revenue Bonds	13.64%
Electric Revenue Bonds	5.14%
Healthcare Revenue Bonds	21.04%
Housing Revenue Bond	1.16%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.14%
Lease Revenue Bonds	2.31%
Local General Obligation Bonds	9.78%
Pre-Refunded Bonds	4.09%
Special Tax Revenue Bonds	19.51%
State General Obligation Bonds	1.03%
Transportation Revenue Bonds	12.35%
Water & Sewer Revenue Bonds	4.33%
Short-Term Investments	0.82%
Total Value of Securities	99.34%
Receivables and Other Assets Net of Liabilities	0.66%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	79.91%
Guam	1.09%
Puerto Rico	17.31%
US Virgin Islands	0.21%
Total Value of Securities	98.52%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.36%
Education Revenue Bonds	22.80%
Electric Revenue Bonds	2.42%
Healthcare Revenue Bonds	12.47%
Housing Revenue Bonds	4.82%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.42%
Lease Revenue Bonds	11.70%
Local General Obligation Bonds	6.95%
Pre-Refunded Bonds	2.27%
Resource Recovery Revenue Bond	0.32%
Special Tax Revenue Bonds	23.15%
State General Obligation Bond	0.16%
Transportation Revenue Bonds	5.12%
Water & Sewer Revenue Bond	1.76%
Short-Term Investments	0.66%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Idaho	81.04%
Puerto Rico	17.32%
Total Value of Securities	98.36%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.53%
Education Revenue Bonds	18.88%
Electric Revenue Bonds	5.88%
Healthcare Revenue Bonds	9.41%
Housing Revenue Bonds	2.43%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.17%
Lease Revenue Bonds	7.33%
Local General Obligation Bonds	2.84%
Pre-Refunded Bonds	1.01%
Resource Recovery Revenue Bond	0.65%
Special Tax Revenue Bonds	23.90%
State General Obligation Bonds	1.34%
Transportation Revenue Bonds	10.93%
Water & Sewer Revenue Bonds	2.76%
Short-Term Investments	1.90%
Total Value of Securities	98.43%
Receivables and Other Assets Net of Liabilities	1.57%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.69%
New York	79.04%
Puerto Rico	16.55%
US Virgin Islands	0.25%
Total Value of Securities	96.53%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.49%
Education Revenue Bonds	9.57%
Electric Revenue Bonds	1.09%
Healthcare Revenue Bonds	33.19%
Housing Revenue Bond	1.34%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.28%
Lease Revenue Bonds	1.20%
Local General Obligation Bonds	4.34%
Pre-Refunded/Escrowed to Maturity Bonds	1.06%
Special Tax Revenue Bonds	17.99%
State General Obligation Bonds	0.96%
Transportation Revenue Bonds	17.56%
Water & Sewer Revenue Bonds	0.91%
Short-Term Investments	0.52%
Total Value of Securities	99.01%
Receivables and Other Assets Net of Liabilities	0.99%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	79.95%
Puerto Rico	17.22%
US Virgin Islands	1.32%
Total Value of Securities	98.49%

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.66%
Education Revenue Bonds — 28.38%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	$975,630
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	310,089
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	254,835
144A 6.00% 7/1/47 #	800,000	805,064
(Doral Academy of Nevada - Fire Mesa and Red Rock
Campus Projects)
Series A 5.00% 7/15/49	375,000	341,719
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	480,320
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	609,130
Series A 2.375% 7/1/52	1,205,000	687,465
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	1,980,000	1,542,796
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	355,290
(Social Bonds - Equitable School)
Series A 4.00% 11/1/50	1,600,000	1,365,392
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,064,070
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project)
144A 5.75% 9/1/45 #	1,250,000	1,193,037
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	238,485
(Creighton University Project)
4.00% 7/1/50	1,000,000	868,530
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	728,763
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	1,678,860
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	767,070

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
McAllister, Arizona Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project)
5.00% 7/1/31	500,000	$519,895
Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	941,180
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	750,000	635,183
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	454,067
		16,816,870
Electric Revenue Bonds — 6.28%
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	531,597
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	15,125
Series AAA 5.25% 7/1/25 ‡	35,000	9,625
Series WW 5.00% 7/1/28 ‡	550,000	151,250
Series WW 5.50% 7/1/38 ‡	710,000	195,250
Series XX 4.75% 7/1/26 ‡	35,000	9,625
Series XX 5.25% 7/1/40 ‡	355,000	97,625
Series XX 5.75% 7/1/36 ‡	125,000	34,375
Series ZZ 4.75% 7/1/27 ‡	30,000	8,250
Series ZZ 5.25% 7/1/24 ‡	45,000	12,375
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	1,053,600
(Salt River Project)
Series A 5.00% 1/1/50	1,500,000	1,604,610
		3,723,307
Healthcare Revenue Bonds — 23.27%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	999,960

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Children’s National Prince George’s County Regional Medical Center)
Series A 4.00% 9/1/46	2,250,000	$1,989,247
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	145,000	86,551
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	150,000	76,031
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	28,629
Series B 5.125% 1/1/54	65,000	32,649
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	235,590
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	1,000,000	899,870
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	117,846
5.25% 11/15/46	415,000	296,771
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	841,170
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	943,900
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	160,986
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	217,676
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	965,390
Series F 4.00% 1/1/45	1,750,000	1,638,998
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	975,000	674,320

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	$284,897
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	290,394
5.00% 7/1/30	105,000	111,915
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	480,800
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,314,450
Series A 5.25% 8/1/33	500,000	500,195
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	297,224
Series A 5.25% 8/1/32	300,000	303,696
		13,789,155
Industrial Development Revenue/Pollution Control
Revenue Bonds — 7.08%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	45,000
Series A 144A 7.75% 7/1/50 #, ‡	285,000	28,500
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) •	1,000,000	1,029,360
Children’s Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	15,000,000	1,043,100
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,049,820
		4,195,780

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 2.54%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	$1,001,010
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	500,000	502,075
		1,503,085
Local General Obligation Bonds — 4.06%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	629,730
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,005,590
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project)
4.00% 7/1/35	500,000	513,465
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	255,503
		2,404,288
Special Tax Revenue Bonds — 15.84%
Arizona Regional Public Transportation Authority Revenue
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	507,830
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	673,450
4.00% 7/1/52	1,035,000	936,841
Commonwealth of Puerto Rico
(Restructured)
2.949% 11/1/43 •	1,238,703	639,480
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	2,360,762	1,929,923
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	300,000	301,074

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.697% 7/1/46 ^	1,180,000	$328,654
Series A-1 5.509% 7/1/51 ^	3,814,000	788,277
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,329,613
Series A-2 4.329% 7/1/40	1,000,000	948,540
		9,383,682
State General Obligation Bonds — 0.55%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	185,336	160,269
Series A-1 4.00% 7/1/46	200,000	166,494
		326,763
Transportation Revenue Bonds — 6.58%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	522,675
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,220,727
Series B 5.00% 7/1/49 (AMT)	400,000	407,312
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	457,935
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	100,000	98,625
Series C 0.000% 7/1/53 ~	305,000	193,294
		3,900,568
Water & Sewer Revenue Bonds — 4.08%
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	619,872
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	936,970
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	861,135
		2,417,977
Total Municipal Bonds (cost $65,580,200)		58,461,475

	Principal
	amount°	Value (US $)
Short-Term Investments — 0.67%
Variable Rate Demand Note — 0.67%¤
Arizona Industrial Development Authority Revenue
(Mayo Clinic) Series B 3.80% 11/15/52 (SPA - Northern Trust)	400,000	$400,000
Total Short-Term Investments (cost $400,000)		400,000
Total Value of Securities—99.33%
(cost $65,980,200)		$58,861,475

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $5,423,121, which represents 9.15% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2023.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations: (continued)

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.43%
Education Revenue Bonds — 18.75%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	1,500,000	$1,477,275
California Educational Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	1,700,000	1,727,846
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	187,107
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,168,882
Series V-1 5.00% 5/1/49	4,455,000	5,074,512
California Enterprise Development Authority Revenue
(Heights Christian Schools Project)
Series A 144A 6.375% 6/1/63 #	1,480,000	1,427,134
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	444,750
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,006,080
(CHF - Davis I, LLC - West Village Student Housing Project)
5.00% 5/15/48	1,000,000	997,110
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	725,798
(Southwestern Law School)
4.00% 11/1/41	575,000	511,411
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	405,150
(Biola University)
5.00% 10/1/39	1,000,000	1,015,030
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,029,310
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	776,415
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	612,072
California School Finance Authority Revenue
(Aspire Public School)
144A 5.00% 8/1/41 #	225,000	224,996
(Aspire Public Schools-Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	700,464

Schedules of investments

Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group-Issue Number 3)
Series A 144A 5.00% 8/1/40 #	1,000,000	$1,002,210
(Camino Nuevo Charter Academy - Obligated Group)
Series A 144A 5.25% 6/1/53 #	1,000,000	955,010
(Classical Academies Project)
Series A 144A 5.00% 10/1/50 #	250,000	234,780
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	399,545
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	250,890
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	1,725,000	1,660,312
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,010,910
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	500,355
(Hawking Steam Charter School Project)
Series A 144A 5.50% 7/1/62 #	775,000	736,909
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	576,535
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	1,000,000	887,250
(KIPP LA Projects)
Series A 144A 5.125% 7/1/44 #	1,000,000	1,003,050
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,002,090
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	494,880
144A 5.50% 8/1/47 #	525,000	516,737
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	270,589
Series A 144A 5.125% 6/1/53 #	500,000	474,025
Series A 144A 5.375% 5/1/63 #	1,000,000	958,050
California State University Systemwide Revenue
Series A 3.00% 11/1/52	2,400,000	1,743,744
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	750,000	752,280
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,469,205

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	$740,930
		38,151,628
Electric Revenue Bonds — 3.51%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	2,000,000	2,074,420
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	970,000	989,225
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,041,460
Series D 5.00% 7/1/26	2,000,000	2,110,700
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	96,250
Series A 5.05% 7/1/42 ‡	70,000	19,250
Series A 6.75% 7/1/36 ‡	185,000	50,875
Series AAA 5.25% 7/1/25 ‡	40,000	11,000
Series CCC 5.25% 7/1/27 ‡	325,000	89,375
Series TT 5.00% 7/1/32 ‡	340,000	93,500
Series WW 5.00% 7/1/28 ‡	470,000	129,250
Series WW 5.25% 7/1/33 ‡	335,000	92,125
Series WW 5.50% 7/1/38 ‡	730,000	200,750
Series XX 4.75% 7/1/26 ‡	45,000	12,375
Series XX 5.25% 7/1/40 ‡	230,000	63,250
Series XX 5.75% 7/1/36 ‡	150,000	41,250
Series ZZ 4.75% 7/1/27 ‡	35,000	9,625
Series ZZ 5.25% 7/1/24 ‡	55,000	15,125
		7,139,805
Healthcare Revenue Bonds — 13.20%
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	569,795
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,420,877
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,468,274

Schedules of investments

Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Children’s Hospital Los Angeles)
Series A 5.00% 8/15/47	500,000	$500,385
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,652,825
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,157,363
Series A 4.00% 4/1/49	1,000,000	881,540
(Kaiser Permanente)
Subordinate Series A-2 5.00% 11/1/47	2,500,000	2,730,575
Subordinate Series A-2 4.00% 11/1/44	1,005,000	988,257
(Lucile Salter Packard Children’s Hospital At Stanford)
Series A 4.00% 5/15/51	1,000,000	929,990
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	1,000,000	1,010,450
(Goodwill Industry of Sacramento Valley & Northern Nevada Project)
5.00% 1/1/35	635,000	537,693
(Humangood California Obligated Group)
Series A 4.00% 10/1/28	290,000	290,403
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	456,165
(Palomar Health Certificates)
Series A 5.25% 11/1/52 (AGM)	500,000	534,140
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	542,018
Series A 4.00% 11/15/56	1,075,000	758,692
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	436,635
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	853,170
(Emanate Health)
Series A 4.00% 4/1/45	825,000	758,554
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	451,270
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	1,524,765

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	$422,910
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,004,900
(Enloe Medical Center)
Series A 5.25% 8/15/52 (AGM)	2,000,000	2,141,700
(Front Porch Communities and Services)
4.00% 4/1/51	1,000,000	877,600
Palomar Health, California
5.00% 11/1/47 (AGM)	500,000	512,830
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	474,308
5.00% 7/1/32	900,000	964,971
		26,853,055
Housing Revenue Bonds — 3.43%
California Housing Finance Agency Revenue
Series 2019-2 Class A 4.00% 3/20/33	470,421	454,210
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,015,470
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,310,703
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,004,770
Series A 5.25% 5/15/49	1,200,000	1,205,124
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project)
Series A 4.00% 6/1/30	135,000	138,429
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	845,000	846,471
		6,975,177

Schedules of investments

Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds — 12.01%
California Community Choice Financing Authority Revenue
(Clean Energy Project- Green Bonds)
Series A-1 5.00% 12/1/53 •	1,500,000	$1,545,480
Series D 5.50% 5/1/54 •	2,000,000	2,099,860
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
144A 8.08% 1/1/50 (AMT) #, •	1,250,000	1,250,188
California M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	750,000	891,180
Series C 6.50% 11/1/39	1,905,000	2,263,597
California Pollution Control Financing Authority Revenue
(Calplant I Project - Green Bonds)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	15,000
(Poseidon Resources (ChannelSide) LP Desalination Project)
144A 5.00% 11/21/45 (AMT) #	940,000	917,750
(Waste Management Project)
Series A1 3.375% 7/1/25 (AMT)	300,000	295,689
Children’s Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	47,000,000	3,268,380
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 0.915% 6/1/66 ^	14,450,000	1,436,908
(Tobacco Settlement Asset-Backed)
Series A-1 5.00% 6/1/51	3,500,000	3,636,220
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	575,875
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,626,560
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	896,050
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.603% 6/1/46 ^	16,770,000	2,988,246

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Third Subordinate
Series D 0.317% 6/1/46 ^	4,965,000	$734,324
		24,441,307
Lease Revenue Bonds — 4.89%
California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group)
Series A 5.00% 11/1/41	1,000,000	1,002,340
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	785,115
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,344,043
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,002,950
(Green Bonds)
Series D 4.00% 5/1/47	2,520,000	2,394,958
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project)
4.25% 5/1/53	2,500,000	2,484,775
Oceanside, California Public Financing Authority Revenue
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	925,560
		9,939,741
Local General Obligation Bonds — 1.84%
Anaheim, California School District Capital Appreciation
Election of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	934,270
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,065,500
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	962,910
San Bernardino County, California Oro Grande Elementary School District
4.00% 9/15/32	300,000	285,537

Schedules of investments

Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
San Francisco Bay Area, California Rapid Transit District Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	$486,170
		3,734,387
Pre-Refunded Bonds — 2.84%
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,119,510
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,037,760
California School Finance Authority Revenue
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	1,012,160
Fresno, California Unified School District Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	528,690
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/45-25 §	1,000,000	1,035,190
New Haven, California Unified School District Election of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,035,890
		5,769,200
Special Tax Revenue Bonds — 15.10%
California State Public Works Board Revenue
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,568,217
Series B 4.00% 5/1/46	1,000,000	954,980
Commonwealth of Puerto Rico
(Restructured)
3.371% 11/1/43 •	2,504,562	1,292,980
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	7,342,826	6,002,760
Irvine, California Community Facilities District
(Great Park)
4.00% 9/1/58 (BAM)	750,000	706,837
5.25% 9/1/53 (BAM)	1,000,000	1,102,060

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 5.00% 9/1/48 (BAM)	1,000,000	$1,081,690
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	501,790
Newport Beach, California
Series A 5.00% 9/2/43	650,000	667,206
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	2,606,167
Series A-1 4.863% 7/1/51 ^	28,678,000	5,927,169
Series A-1 5.00% 7/1/58	1,975,000	1,916,540
Series A-1 5.634% 7/1/46 ^	10,100,000	2,813,052
Series A-2 4.329% 7/1/40	1,595,000	1,513,817
Sacramento County, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	526,305
Senior Series A 5.00% 6/1/48	1,000,000	1,035,100
Yucaipa, California Special Tax Community Facilities District No. 98-1 Revenue
(Chapman Heights)
5.375% 9/1/30	500,000	501,765
		30,718,435
State General Obligation Bonds — 7.78%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,785,743	1,544,221
Series A-1 4.00% 7/1/46	1,550,000	1,290,329
State of California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,395,200
4.00% 10/1/36	500,000	513,275
4.00% 9/1/42	1,750,000	1,751,312
5.00% 9/1/31	1,000,000	1,001,780
5.00% 4/1/32	2,520,000	2,930,735
5.00% 8/1/46	1,000,000	1,037,060
5.25% 10/1/45	3,000,000	3,362,730
		15,826,642

Schedules of investments

Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 13.29%
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	$1,492,628
Series A 5.00% 12/31/43 (AMT)	1,995,000	1,996,077
Series A 5.00% 12/31/47 (AMT)	615,000	607,515
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series A 4.00% 1/15/46	2,000,000	1,877,840
Series B-2 3.50% 1/15/53 (AGM)	500,000	416,780
Series C 4.00% 1/15/43	2,275,000	2,158,429
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	500,480
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,390,000	1,521,980
Series B 5.00% 5/15/46 (AMT)	300,000	303,420
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,871,810
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,015,070
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,821,000
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,389,825
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	377,209
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	500,000	493,125
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	514,190
Subordinate Series B 5.00% 7/1/41	500,000	515,775
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	475,000	476,083
San Diego County, California Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,835,540
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	606,386
Series B 5.00% 7/1/51 (AMT)	1,500,000	1,528,530

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport) Second Series A 5.00% 5/1/34 (AMT)	1,000,000	$1,069,510
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	607,982
Series B 5.00% 3/1/42	1,000,000	1,036,540
		27,033,724
Water & Sewer Revenue Bonds — 1.79%
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	301,950
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline)
144A 5.00% 11/21/45 #	250,000	250,792
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,000,000	937,320
San Diego County, California Water Authority Financing Agency Revenue
Series A 5.00% 5/1/52	2,000,000	2,156,600
		3,646,662
Total Municipal Bonds (cost $210,990,691)		200,229,763

Short-Term Investments — 1.35%
Variable Rate Demand Note — 1.35%¤
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 2.75% 7/1/45
(SPA - Barclays Bank)	2,750,000	2,750,000
Total Short-Term Investments (cost $2,750,000)		2,750,000
Total Value of Securities—99.78%
(cost $213,740,691)		$202,979,763

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $29,595,341, which represents 14.55% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free California Fund

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

CHF – Collegiate Housing Foundation

CSCDA – California Statewide Communities Development Authority

ICEF – Inner City Education Foundation

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

NATL – Insured by National Public Finance Guarantee Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.52%
Education Revenue Bonds — 13.64%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	4,990,000	$5,597,632
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,250,000	1,222,725
(Science Technology Engineering and Math School Project)
5.00% 11/1/54	1,500,000	1,355,625
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,265,941
(Aspen View Academy Project)
4.00% 5/1/51	500,000	387,805
4.00% 5/1/61	750,000	554,093
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	481,180
Series A 144A 5.25% 7/1/46 #	1,350,000	1,266,313
(Charter School - Skyview Academy Project)
144A 5.50% 7/1/49 #	870,000	848,842
(Charter School Project)
5.00% 7/15/37	1,150,000	1,151,000
(Community Leadership Academy, Inc. Second Campus Project)
7.45% 8/1/48	1,000,000	1,000,770
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	797,610
144A 5.00% 12/1/55 #	1,000,000	823,840
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,000,230
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	450,041
5.00% 12/1/42	540,000	513,686
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	500,000	453,630
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	705,019
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	830,183
(Skyview Academy Project)
144A 5.375% 7/1/44 #	860,000	841,476

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	$399,092
Series A 4.00% 3/1/36	550,000	540,837
(University of Lab Charter School)
144A 5.00% 12/15/45 #	500,000	501,180
(Vail Mountain School Project)
4.00% 5/1/46	80,000	65,702
5.00% 5/1/31	1,000,000	1,015,630
Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,043,070
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	3,903,370
		29,016,522
Electric Revenue Bonds — 5.14%
Colorado Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	1,917,458
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,640,000	1,734,530
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,243,427
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,455,166
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	46,750
Series AAA 5.25% 7/1/25 ‡	95,000	26,125
Series CCC 5.25% 7/1/27 ‡	705,000	193,875
Series WW 5.00% 7/1/28 ‡	660,000	181,500
Series WW 5.25% 7/1/33 ‡	210,000	57,750
Series WW 5.50% 7/1/17 ‡	460,000	125,350
Series WW 5.50% 7/1/19 ‡	360,000	98,100
Series XX 4.75% 7/1/26 ‡	105,000	28,875
Series XX 5.25% 7/1/40 ‡	1,840,000	506,000
Series XX 5.75% 7/1/36 ‡	365,000	100,375
Series ZZ 4.75% 7/1/27 ‡	85,000	23,375
Series ZZ 5.00% 7/1/19 ‡	620,000	168,950

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	140,000	$38,500
		10,946,106
Healthcare Revenue Bonds — 21.04%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	1,045,530
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,532,242
Series A 4.00% 11/15/43	2,290,000	2,196,797
Series A 4.00% 11/15/50	6,015,000	5,515,093
(American Baptist)
7.625% 8/1/33	150,000	150,221
8.00% 8/1/43	1,000,000	999,880
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	1,973,520
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,220,000	1,422,021
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,885,000	1,800,552
Series A-1 4.00% 8/1/38	120,000	113,172
Series A-1 4.00% 8/1/44	300,000	267,087
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,315,111
Series A-2 5.00% 8/1/37	1,500,000	1,555,455
Series A-2 5.00% 8/1/39	5,000	5,142
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,087,275
(Covenant Retirement Communities, Inc.)
Series A 5.00% 12/1/35	1,000,000	1,002,530
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,859,243
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	757,690
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,006,060
(National Jewish Health Project)
5.00% 1/1/27	300,000	294,540
(Parkview Medical Center, Inc. Project)
Series A 4.00% 9/1/50	1,750,000	1,469,125
(Sanford)
Series A 5.00% 11/1/44	3,410,000	3,444,236

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(SCL Health System)
Series A 4.00% 1/1/37	4,470,000	$4,470,224
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	620,803
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,027,310
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	685,370
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	881,480
Series A 4.00% 12/1/40	250,000	217,975
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	75,000	67,014
		44,782,698
Housing Revenue Bond — 1.16%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project)
4.50% 7/1/41	2,500,000	2,469,675
		2,469,675
Industrial Development Revenue/Pollution Control
Revenue Bonds — 4.14%
Children’s Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	52,100,000	3,623,034
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project)
5.00% 10/1/32 (AMT)	215,000	213,753
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	4,984,782
		8,821,569
Lease Revenue Bonds — 2.31%
Colorado Department of Transportation Revenue
5.00% 6/15/34	660,000	683,001

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Colorado Department of Transportation Revenue
5.00% 6/15/36	1,055,000	$1,086,144
Colorado Higher Education Lease Purchase Financing Program
4.00% 9/1/41	1,000,000	970,190
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.)
4.00% 12/1/38	750,000	669,510
State of Colorado
4.00% 3/15/37	1,500,000	1,505,235
		4,914,080
Local General Obligation Bonds — 9.78%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/30	300,000	303,405
4.00% 12/1/31	1,000,000	1,011,820
4.00% 12/1/46	1,370,000	1,286,800
Arapahoe County, Colorado School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,117,490
Series A 5.50% 12/1/38	350,000	381,969
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,161,459
Commerce City, Colorado Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,127,040
Denver City & County, Colorado School District No 1
Series A 5.00% 12/1/45	5,000,000	5,398,850
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,064,210
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,048,640
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,279,713
Verve Metropolitan District No. 1, Colorado
5.00% 12/1/51	2,000,000	1,494,580
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,049,640
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,078,480
		20,804,096

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 4.09%
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45-25 #, §	1,300,000	$1,335,087
Colorado Health Facilities Authority Revenue
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,038,240
(SCL Health System)
Series A 5.00% 1/1/44-24 §	3,050,000	3,065,189
Commerce City, Colorado Sales and Use Tax Revenue
5.00% 8/1/44-24 (AGM) §	1,500,000	1,519,905
Tallyn’s Reach Metropolitan District No. 3, Colorado
144A 5.125% 11/1/38-23 #, §	740,000	742,575
		8,700,996
Special Tax Revenue Bonds — 19.51%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,061,770
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	706,113
Series A 5.00% 11/1/31	1,495,000	1,575,581
Series A 5.00% 11/1/36	930,000	968,195
Commonwealth of Puerto Rico
3.325% 11/1/43 •	4,557,792	2,352,960
3.799% 11/1/51 •	1,361,097	566,557
Denver City & County, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	916,250
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,582,700
Fountain, Colorado Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,294,659
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	9,100,763	7,439,874
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,033,030

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	450,000	$451,611
Plaza Metropolitan District No. 1, Colorado
144A 5.00% 12/1/40 #	1,265,000	1,189,517
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	1,000,000	971,560
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.696% 7/1/46 ^	10,000,000	2,785,200
Series A-1 6.018% 7/1/51 ^	20,624,000	4,262,568
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,736,756
Series A-1 5.00% 7/1/58	2,910,000	2,823,864
Series A-2 4.536% 7/1/53	3,000,000	2,715,120
Southlands Metropolitan District No. 1, Colorado
Series A-1 5.00% 12/1/37	500,000	487,140
Series A-1 5.00% 12/1/47	300,000	277,050
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	490,611
Series B 5.00% 12/1/36	810,000	819,275
		41,507,961
State General Obligation Bonds — 1.03%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	266,077
Series A-1 4.00% 7/1/41	1,834,787	1,586,632
Series A-1 4.00% 7/1/46	400,000	332,988
		2,185,697
Transportation Revenue Bonds — 12.35%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	3,250,000	3,177,557
(U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,142,547
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	1,100,000	1,114,146
Series A 4.00% 7/15/38	700,000	677,453

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,500,000	$1,438,575
Series A 4.00% 7/15/40	2,815,000	2,676,136
Series A 5.00% 7/15/31	1,050,000	1,139,712
Colorado, E-470 Public Highway Authority Revenue
Series A 5.00% 9/1/36	1,300,000	1,419,223
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	679,094
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,109,491
Series A 4.00% 12/1/48 (AMT)	400,000	357,764
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,571,190
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,029,860
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,059,240
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	2,720,000	2,682,600
		26,274,588
Water & Sewer Revenue Bonds — 4.33%
Arapahoe County, Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,025,290
Central Weld County, Colorado Water District
4.00% 12/1/39 (AGM)	1,150,000	1,134,107
Douglas County, Colorado Centennial Water & Sanitation District
4.00% 12/1/38	500,000	498,615
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	575,000	582,055
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,584,366
Metro Wastewater Reclamation District, Colorado
Series A 3.00% 4/1/38	1,620,000	1,394,950
		9,219,383
Total Municipal Bonds (cost $224,133,776)		209,643,371

	Number of
	shares	Value (US $)
Short-Term Investments — 0.82%
Money Market Mutual Funds — 0.18%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 4.13%)	375,648	$375,648
		375,648

	Principal
	amount°
Variable Rate Demand Note — 0.64%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series F-2
3.93% 7/1/41 (LOC - TD Bank, N.A.)	1,375,000	1,375,000
		1,375,000
Total Short-Term Investments (cost $1,750,648)		1,750,648
Total Value of Securities—99.34%
(cost $225,884,424)		$211,394,019

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $13,518,359, which represents 6.35% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Schedules of investments

Delaware Tax-Free Colorado Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

LOC – Letter of Credit

N.A. – National Association

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.36%
Education Revenue Bonds — 22.80%
Boise city, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	$511,405
Series A 5.00% 4/1/48	435,000	446,949
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,227,945
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	655,114
Series A 3.00% 5/1/41	3,150,000	2,420,366
Series A 4.00% 5/1/56	1,585,000	1,281,124
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	385,325
Series A 144A 6.00% 7/1/49 #	595,000	613,231
Series A 144A 6.00% 7/1/54 #	570,000	586,245
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	1,000,000	902,840
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	792,850
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	307,425
Series A 4.00% 5/1/50	520,000	459,092
Series A 4.00% 5/1/55	305,000	263,239
Series A 144A 5.00% 12/1/38 #	2,050,000	2,053,772
Series A 144A 5.00% 12/1/46 #	1,000,000	998,150
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	715,860
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	482,611
Series A 6.75% 7/1/48	529,151	549,740
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,644,500
Series A 4.00% 5/1/55	1,100,000	949,388
(Victory Charter School Project)
Series A 144A 5.00% 7/1/39 #	1,000,000	1,003,840
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,241,595
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	345,828
Series A 4.50% 4/1/52	1,750,000	1,713,390
Series A 5.25% 4/1/42	605,000	656,008

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University Revenue
3.00% 4/1/49	1,700,000	$1,222,436
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	664,783
Series A 5.00% 4/1/35 (AGM)	580,000	648,353
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	680,000	713,014
		27,456,418
Electric Revenue Bonds — 2.42%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,027,980
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	20,625
Series AAA 5.25% 7/1/25 ‡	45,000	12,375
Series CCC 5.25% 7/1/27 ‡	345,000	94,875
Series WW 5.00% 7/1/28 ‡	320,000	88,000
Series WW 5.50% 7/1/38 ‡	1,500,000	412,500
Series XX 4.75% 7/1/26 ‡	50,000	13,750
Series XX 5.25% 7/1/40 ‡	595,000	163,625
Series XX 5.75% 7/1/36 ‡	175,000	48,125
Series ZZ 4.75% 7/1/27 ‡	40,000	11,000
Series ZZ 5.25% 7/1/24 ‡	60,000	16,500
		2,909,355
Healthcare Revenue Bonds — 12.47%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,322,487
(St. Luke’s Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,374,944
4.00% 3/1/51 (BAM)	2,210,000	2,011,166
Series A 3.00% 3/1/51	3,000,000	2,074,590
Series A 4.00% 3/1/46	500,000	449,835
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,674,736
Series ID 5.00% 12/1/46	750,000	761,385
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	705,000	690,435
Series A 5.25% 11/15/37	1,005,000	832,421

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 5.25% 11/15/47	1,130,000	$831,036
		15,023,035
Housing Revenue Bonds — 4.82%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,001,377
Series A 3.125% 7/1/54	2,000,000	1,389,320
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	222,560	222,565
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.75% 1/1/48 (GNMA)	1,000,000	1,003,160
Series C 3.00% 1/1/43 (FHA)	425,000	376,971
Series C 4.80% 7/1/53 (GNMA)	1,800,000	1,808,172
		5,801,565
Industrial Development Revenue/Pollution Control
Revenue Bonds — 4.42%
Children’s Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	30,000,000	2,086,200
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	1,236,188
Power County, Idaho Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,005,920
		5,328,308
Lease Revenue Bonds — 11.70%
Boise City, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	775,980
5.00% 12/15/32	750,000	775,283
Idaho Falls City, Annual Appropriation Certificates of Participation Revenue
4.00% 9/15/39	1,050,000	1,014,604
144A 5.25% 5/15/51 #	2,000,000	1,880,500

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	$528,843
4.00% 12/1/39	1,540,000	1,505,766
4.00% 12/1/42	1,300,000	1,246,544
4.00% 12/1/44	250,000	235,405
(Idaho Department of Fish & Game Nampa Regional Office Project)
5.00% 12/1/41	200,000	211,628
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	595,000	595,726
Series A 7.00% 2/1/36	1,500,000	1,502,400
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,735,000	2,608,260
Idaho State Building Authority Revenue
(Department of Health & Welfare Project)
Series B 4.00% 9/1/48	1,290,000	1,208,549
		14,089,488
Local General Obligation Bonds — 6.95%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/35	1,160,000	1,218,742
5.00% 8/1/34	1,000,000	1,054,920
5.00% 8/1/36	500,000	522,210
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,481,806
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	545,253
Series A 4.00% 9/15/37	1,000,000	1,003,230
Series C 5.00% 9/15/42	500,000	518,015
Ketchum City, Idaho
2.125% 9/15/41	500,000	336,650
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/31	600,000	636,978

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,046,010
		8,363,814
Pre-Refunded Bonds — 2.27%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/35-27 §	1,100,000	1,173,183
Idaho State Building Authority Revenue
(State Office Campus Project)
Series A 4.00% 9/1/48-27 §	500,000	519,735
Nampa city, Idaho Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,035,710
		2,728,628
Resource Recovery Revenue Bond — 0.32%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	381,095
		381,095
Special Tax Revenue Bonds — 23.15%
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	3,469,212	1,444,059
(Restructured)
3.35% 11/1/43 •	2,473,832	1,277,116
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,620,130	4,594,456
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	226,173
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	5,295,000	5,609,682
Series A 4.00% 8/15/48	2,370,000	2,234,484
Series A 5.00% 8/15/42	1,325,000	1,423,010
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,566,747
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.462% 7/1/46 ^	3,320,000	924,686

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.733% 7/1/51 ^	10,663,000	$2,203,829
(Restructured)
Series A-1 4.55% 7/1/40	875,000	853,143
Series A-1 4.75% 7/1/53	3,045,000	2,854,596
Series A-1 5.00% 7/1/58	691,000	670,546
		27,882,527
State General Obligation Bond — 0.16%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	221,605	191,633
		191,633
Transportation Revenue Bonds — 5.12%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,716,764
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,500,000	1,562,565
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	1,940,000	1,913,325
Series C 5.259% 7/1/53	1,540,000	975,975
		6,168,629
Water & Sewer Revenue Bond — 1.76%
Boise City, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,125,600
		2,125,600
Total Municipal Bonds (cost $128,296,218)		118,450,095

	Number of
	shares	Value (US $)
Short-Term Investments — 0.66%
Money Market Mutual Funds — 0.66%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 4.13%)	793,110	$793,110
Total Short-Term Investments (cost $793,110)		793,110
Total Value of Securities—99.02%
(cost $129,089,328)		$119,243,205

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $10,658,084, which represents 8.85% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

GNMA – Government National Mortgage Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 96.53%
Education Revenue Bonds — 18.88%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	$443,575
Build NYC, New York Resource Revenue
(Classical Charter Schools Project)
Series A 4.75% 6/15/53	1,700,000	1,572,466
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,000,000	1,002,660
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.50% 5/1/48 #	500,000	484,230
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	556,479
5.00% 7/1/42	1,365,000	1,371,675
(Manhattan College Project)
5.00% 8/1/47	500,000	503,015
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	450,000
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	221,210
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	456,515
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	226,964
Series A 144A 4.00% 6/15/56 #	450,000	315,211
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	755,932
Dutchess County, New York Local Development Revenue
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,047,580
5.00% 7/1/37	1,000,000	1,042,480
Hempstead Town, New York Local Development Revenue
(Hofstra University Project)
5.00% 7/1/42	500,000	515,565
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project)
Series B 5.00% 7/1/39	1,000,000	1,015,500

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	$302,697
(True North Rochester Preparatory Charter School Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	986,800
Series A 144A 5.00% 6/1/59 #	1,000,000	926,420
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,043,200
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children’s Academy Charter School Project)
Series A 5.00% 7/1/55	1,750,000	1,661,730
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	891,200
New York State Dormitory Authority Revenue
(Columbia University)
Series A 5.00% 10/1/50	2,325,000	2,603,163
(Fordham University)
5.00% 7/1/44	650,000	653,790
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	859,591
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,649
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	2,200,000	2,325,730
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,076,760
Series A 5.00% 7/1/39	2,000,000	2,064,800
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	271,899
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,712,050
5.00% 7/1/48	1,000,000	1,035,140

Schedules of investments

Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Lawrence County, New York Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	$933,720
Tompkins County, New York Development Revenue
(Ithaca College Project)
5.00% 7/1/34	750,000	765,518
Westchester County, New York Local Development Revenue
(Pace University)
Series A 5.00% 5/1/34	1,725,000	1,732,297
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	563,718
Series A 5.00% 10/15/50	250,000	219,120
		37,986,049
Electric Revenue Bonds — 5.88%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	913,990
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,310,000	1,385,508
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	478,175
5.00% 9/1/39	2,000,000	2,104,400
5.00% 9/1/47	1,500,000	1,547,130
Series B 5.00% 9/1/41	2,065,000	2,131,286
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	954,510
(Green Transmission Project)
4.00% 11/15/42 (AGM)	1,000,000	966,690
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	17,875
Series A 6.75% 7/1/36 ‡	625,000	171,875
Series AAA 5.25% 7/1/25 ‡	35,000	9,625
Series TT 5.00% 7/1/32 ‡	1,120,000	308,000
Series WW 5.25% 7/1/33 ‡	195,000	53,625

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/17 ‡	420,000	$114,450
Series WW 5.50% 7/1/19 ‡	330,000	89,925
Series XX 4.75% 7/1/26 ‡	40,000	11,000
Series XX 5.25% 7/1/40 ‡	1,430,000	393,250
Series ZZ 4.75% 7/1/27 ‡	30,000	8,250
Series ZZ 5.00% 7/1/19 ‡	570,000	155,325
Series ZZ 5.25% 7/1/24 ‡	50,000	13,750
		11,828,639
Healthcare Revenue Bonds — 9.41%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	215,362
Build NYC, New York Resource Revenue
(The Children’s Aid Society Project)
4.00% 7/1/49	1,000,000	895,170
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	834,600
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	325,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	409,390
5.00% 12/1/46	540,000	519,637
(Rochester Regional Health Project)
Series D 4.00% 12/1/38	2,550,000	2,314,380
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/33	725,000	730,133
New York State Dormitory Authority Revenue
(Maimonides Medical Center)
3.00% 2/1/50 (FHA)	3,135,000	2,234,722
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	889,450
Series A 4.00% 9/1/50	2,500,000	2,041,900

Schedules of investments

Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	$3,086,070
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	441,769
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	800,000	792,544
144A 5.00% 12/1/45 #	700,000	642,271
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	236,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	400,000	366,184
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	692,205
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	499,103
Series A 144A 5.00% 7/1/56 #	1,000,000	773,180
		18,939,470
Housing Revenue Bonds — 2.43%
New York City, New York Housing Development Revenue
(Sustainable Development Bonds)
4.80% 2/1/53	1,750,000	1,756,440
Series A 5.00% 5/1/63	2,125,000	2,138,324
New York State Mortgage Agency Homeowner Revenue
(Social Bonds)
Series 250 4.80% 10/1/48	1,000,000	1,004,760
		4,899,524

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds — 9.17%
Children’s Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	48,900,000	$3,400,506
Erie County, New York Tobacco Asset Securitization Revenue
(Asset-Backed)
Series A 144A 5.84% 6/1/60 #, ^	65,350,000	3,766,120
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	1,478,420
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	803,010
Series A 4.00% 3/1/45 (AGM)	1,000,000	934,290
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo CABs)
Series S4B 144A 0.971% 6/1/60 #, t, ^	39,000,000	1,602,120
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/36 (AMT)	2,015,000	2,054,574
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	340,000	353,325
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,397,316
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,923,731
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	750,030
		18,463,442
Lease Revenue Bonds — 7.33%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	2,875,000	2,681,110

Schedules of investments

Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,290,000	$1,290,077
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 2.875% 11/15/46 (BAM)	1,620,000	1,193,244
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	4,000,000	3,828,320
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	496,355
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	1,500,000	1,513,545
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,697,300
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution)
Series B 5.00% 6/15/43	1,000,000	1,059,750
		14,759,701
Local General Obligation Bonds — 2.84%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,022,609
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,046,910
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,626,315
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,015,526
		5,711,360
Pre-Refunded Bonds — 1.01%
Dutchess County, New York Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	1,013,650
New York State Dormitory Authority
(Touro College & University)
Series A 5.50% 1/1/44-24 §	1,000,000	1,017,670
		2,031,320

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond — 0.65%
Niagara Area, New York Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	$1,311,300
		1,311,300
Special Tax Revenue Bonds — 23.90%
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	995,550	414,398
(Restructured)
3.154% 11/1/43 •	4,048,909	2,090,249
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	6,563,763	5,365,876
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	213,848
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	501,790
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,060,060
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,014,080
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	487,920
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	2,000,000	1,541,020
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,019,150
5.00% 11/15/40	1,000,000	1,013,660
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,567,200
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	940,610
Series A 5.00% 3/15/40	5,000,000	5,272,750
Series E 3.00% 3/15/50	1,500,000	1,098,645
Series E 4.00% 3/15/48	1,000,000	943,280

Schedules of investments

Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/42	1,300,000	$1,347,450
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds)
Series C 5.00% 3/15/55	1,000,000	1,051,110
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,905,280
Series A 4.00% 5/15/57	1,000,000	933,270
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.941% 7/1/51 ^	6,855,000	1,416,791
Series A-1 4.55% 7/1/40	444,000	432,909
Series A-1 4.75% 7/1/53	6,805,000	6,379,483
Series A-1 5.00% 7/1/58	3,665,000	3,556,516
Series A-1 5.791% 7/1/46 ^	13,880,000	3,865,858
Series A-2 4.329% 7/1/40	480,000	455,808
Series A-2 4.536% 7/1/53	1,330,000	1,203,703
		48,092,714
State General Obligation Bonds — 1.34%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,445,926	1,250,365
Series A-1 4.00% 7/1/46	1,730,000	1,440,173
		2,690,538
Transportation Revenue Bonds — 10.93%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,316,425
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	2,957,565
Series B 4.00% 11/15/50	1,000,000	892,640
Series E 4.00% 11/15/45	1,500,000	1,373,625
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,543,305
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	915,800
(Junior Indebtedness Obligation)
Series B 4.00% 1/1/45	1,500,000	1,398,990

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	750,000	$719,183
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.25% 1/1/50 (AMT)	1,000,000	999,980
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	2,000,000	2,152,520
Series A 4.00% 12/1/40 (AMT)	335,000	310,568
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds)
Series D-2 5.50% 5/15/52	1,000,000	1,104,050
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,057,420
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	807,186
Series A 5.00% 4/1/37 (AMT)	750,000	772,395
Series A 5.00% 4/1/39 (AMT)	350,000	356,972
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00%
7/15/60 (AMT)	1,130,000	992,061
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series C 0.00% 7/1/53 ~	500,000	316,875
		21,987,560
Water & Sewer Revenue Bonds — 2.76%
New York City, New York Municipal Water Finance Authority Revenue
(Second General Resolution)
Series GG 4.00% 6/15/50	1,000,000	946,630
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,033,450
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,617,500

Schedules of investments

Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	$949,990
		5,547,570
Total Municipal Bonds (cost $204,505,531)		194,249,187

Short-Term Investments — 1.90%
Variable Rate Demand Notes — 1.90%¤
New York City, New York
Fiscal 2006 Subordinate Series I-4 3.90% 4/1/36 (LOC - TD Bank, N.A.)	550,000	550,000
Fiscal 2014 Subordinate Series D-4 3.90% 8/1/40 (LOC - TD Bank, N.A.)	200,000	200,000
Fiscal 2015 Subordinate Series F-5 3.95% 6/1/44 (SPA - Barclays Bank)	500,000	500,000
Fiscal 2023 Subordinate Series A-4 3.90% 9/1/49 (SPA - TD Bank, N.A.)	800,000	800,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Fiscal 2011 Series DD
3.90% 6/15/43
(SPA - TD Bank, N.A.)	680,000	680,000
(Second General Resolution) Fiscal 2023 Subordinate
Series BB-2 3.85% 6/15/44
(SPA - Mizuho Bank)	1,100,000	1,100,000
Total Short-Term Investments (cost $3,830,000)		3,830,000
Total Value of Securities—98.43%
(cost $208,335,531)		$198,079,187

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $21,355,757, which represents 10.61% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2023.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Schedules of investments

Delaware Tax-Free New York Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	August 31, 2023
	Principal
	amount°	Value (US $)
Municipal Bonds — 98.49%
Education Revenue Bonds — 9.57%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University)
5.00% 10/15/47	1,500,000	$1,360,065
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,410,025
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,084,577
Series A 5.00% 12/15/51	770,000	709,285
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	996,150
5.00% 10/1/39	1,250,000	1,172,400
5.00% 10/1/44	1,000,000	912,110
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	2,062,305
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project)
Series TT1 4.00% 5/1/41	475,000	394,269
City of Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,870,000	2,928,691
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,145,000	1,124,837
Series A 5.625% 6/15/42	3,000,000	2,750,730
(Saint Joseph’s University Project)
5.50% 11/1/60	6,000,000	6,307,620
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project)
5.00% 5/1/42	2,500,000	2,313,925
(Arcadia University)
5.75% 4/1/40	2,000,000	2,000,300

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/51	1,430,000	$1,084,083
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King’s College Project)
5.00% 5/1/44	1,000,000	918,670
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project)
Series A 5.00% 11/1/32	1,130,000	1,181,189
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,167,140
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,270,850
Series B 144A 6.00% 7/1/29 #	235,000	224,888
		36,374,109
Electric Revenue Bonds — 1.09%
City of Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	1,950,000	1,839,533
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,270,789
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	305,250
Series A 5.05% 7/1/42 ‡	400,000	110,000
Series WW 5.25% 7/1/33 ‡	1,055,000	290,125
Series WW 5.50% 7/1/38 ‡	1,190,000	327,250
		4,142,947
Healthcare Revenue Bonds — 33.19%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,300,000	1,991,156
Series A 5.00% 4/1/47	13,240,000	13,240,927
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,074,611
Series A 4.00% 7/15/39	2,000,000	1,894,040

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	$1,320,214
Series A 5.00% 5/15/42	470,000	433,439
Series A 5.00% 5/15/47	600,000	535,710
Series C 5.00% 5/15/42	1,000,000	922,210
Series C 5.00% 5/15/47	1,000,000	892,850
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke’s University Health Network Project)
4.00% 8/15/44 (BAM)	2,400,000	2,215,488
4.00% 8/15/50	1,400,000	1,197,476
4.00% 8/15/50 (BAM)	1,600,000	1,452,320
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,485,136
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,275,792
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System)
Series A 4.00% 9/1/50	2,060,000	1,837,376
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	1,258,712
City of DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	1,324,540
4.00% 7/15/48	2,000,000	1,743,580
City of Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,510,500
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	1,972,050
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	2,539,410

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	$994,920
(Penn State Health)
Series A 4.00% 11/1/44	5,000,000	4,528,550
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System)
Series A-2 5.00% 2/15/39	1,150,000	1,172,712
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	122,975
5.25% 7/1/35	250,000	238,535
5.50% 7/1/45	1,000,000	920,140
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	1,796,340
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,022,500
5.00% 11/1/36	510,000	518,532
5.00% 11/1/37	250,000	252,880
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	11,105,000	10,035,033
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
Series A 4.50% 1/1/45	2,000,000	1,721,300
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/41	1,000,000	1,001,230
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	1,967,574
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,233,150
Series B 4.00% 5/1/47	4,000,000	3,613,560
Series B 4.00% 5/1/52	5,950,000	5,184,651
Series B 4.00% 5/1/56	2,550,000	2,185,121

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 5.00% 5/1/57	3,000,000	$3,031,200
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project)
5.00% 12/1/46	1,500,000	1,393,425
(Waverly Heights Project)
5.00% 12/1/44	500,000	501,495
5.00% 12/1/49	1,250,000	1,245,050
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	145,000	142,361
5.375% 1/1/50	4,000,000	3,404,720
Series A 5.25% 1/1/48	1,000,000	844,950
Series A 5.375% 1/1/51	1,600,000	1,355,008
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,090,000	2,934,330
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project)
5.00% 11/1/44	1,000,000	852,230
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,482,325
Series B-2 5.25% 7/1/46	2,500,000	2,503,300
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,839,120
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,035,440
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,008,050

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.25% 9/1/50	2,500,000	$2,503,800
(University of Pennsylvania Health System)
4.00% 8/15/49	110,000	99,040
Series A 4.00% 8/15/42	4,000,000	3,767,520
Pocono Mountains, Pennsylvania Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project)
Series A 5.00% 8/15/40	2,245,000	2,245,045
		126,146,993
Housing Revenue Bond — 1.34%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142-A 5.00% 10/1/50	5,000,000	5,079,000
		5,079,000
Industrial Development Revenue/Pollution Control
Revenue Bonds — 9.28%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	2,660,017
5.125% 5/1/30	750,000	764,978
5.75% 8/1/42 (AMT)	725,000	727,980
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/51	2,635,000	2,420,221
Children’s Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	95,000,000	6,606,300
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	4,806,220
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,006,760

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	$12,302,070
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,000,000	972,960
		35,267,506
Lease Revenue Bonds — 1.20%
City of Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,317,525
5.00% 4/1/38	1,000,000	1,047,780
5.00% 4/1/39	1,600,000	1,674,016
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	508,930
		4,548,251
Local General Obligation Bonds — 4.34%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,307,628
Series A 4.00% 5/1/42	500,000	475,140
Series A 5.00% 8/1/37	1,750,000	1,832,355
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,060,190
5.00% 9/1/42	1,000,000	1,055,890
5.00% 9/1/43	500,000	527,060
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,770,885
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,093,092
Punxsutawney Area, Pennsylvania School District
2.00% 10/15/28 (AGM)	225,000	202,972
2.00% 10/15/29 (AGM)	700,000	613,697
2.00% 10/15/30 (AGM)	190,000	163,066
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,018,325

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	$896,939
4.00% 5/15/44 (AGM)	1,595,000	1,494,770
		16,512,009
Pre-Refunded/Escrowed to Maturity Bonds — 1.06%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38-25 §	415,000	433,567
5.00% 5/15/43-25 §	500,000	522,370
5.00% 5/15/48-25 §	1,000,000	1,044,740
City of Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,269
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	1,005,000	1,025,743
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts)
5.20% 3/15/25 (AGC)	1,000,000	1,014,390
		4,046,079
Special Tax Revenue Bonds — 17.99%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	4,500,000	4,467,915
(Forward Delivery)
5.00% 5/1/26	60,000	61,219
5.00% 5/1/27	185,000	190,147
5.00% 5/1/29	230,000	239,094
5.00% 5/1/42	2,000,000	1,973,620
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	802,000	736,958
Commonwealth of Puerto Rico
(Restructured)
3.186% 11/1/43 •	2,148,258	1,109,038
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	22,353,254	18,273,785

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	$5,012,280
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,710,000	1,712,377
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	7,366,639
Series A-1 5.00% 7/1/58	5,000,000	4,852,000
Series A-1 5.588% 7/1/51 ^	22,294,000	4,607,724
Series A-1 5.614% 7/1/46 ^	26,050,000	7,255,446
Series A-2 4.329% 7/1/40	10,150,000	9,636,904
Series A-2 4.536% 7/1/53	1,000,000	905,040
		68,400,186
State General Obligation Bonds — 0.96%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	982,990
Series D 4.00% 8/15/34	1,370,000	1,381,686
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,169,072	1,010,955
Series A-1 4.00% 7/1/46	330,000	274,715
		3,650,346
Transportation Revenue Bonds — 17.56%
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,847,969
5.00% 7/1/51 (AMT)	3,000,000	3,043,320
Series A 4.00% 7/1/33	11,420,000	11,591,642
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,022,890
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey)
5.00% 7/1/42	5,000,000	5,171,750
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,160,815
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	618,770
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	636,669

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	$2,144,758
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,895,503
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,239,335
Series A 5.00% 12/1/44	2,000,000	2,090,100
Series A-1 5.00% 12/1/45	1,000,000	1,013,170
Series C 3.00% 12/1/51	2,825,000	2,020,638
Series C 5.00% 12/1/44	2,500,000	2,528,300
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,208,513
Subordinate Series B 3.00% 12/1/51	7,550,000	5,289,152
Subordinate Series B 4.00% 12/1/51	1,200,000	1,103,004
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	2,545,000	2,510,006
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	10,000,000	10,818,000
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	807,024
5.00% 1/1/38 (AMT)	1,000,000	987,350
		66,748,678
Water & Sewer Revenue Bonds — 0.91%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,837,395
Pennsylvania Economic Development Financing Authority Revenue
(Pennsylvania-American Water Company Project)
3.00% 4/1/39	2,000,000	1,613,640
		3,451,035
Total Municipal Bonds (cost $390,788,696)		374,367,139

	Principal
	amount°	Value (US $)
Short-Term Investments — 0.52%
Variable Rate Demand Note — 0.52%¤
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) 4.00% 12/1/37
(SPA - Bank of New York)	2,000,000	$2,000,000
Total Short-Term Investments (cost $2,000,000)		2,000,000
Total Value of Securities—99.01%
(cost $392,788,696)		$376,367,139

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $10,031,955, which represents 2.64% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AICUP – Association of Independent Colleges & Universities of Pennsylvania

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

Summary of abbreviations: (continued)

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2023

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$58,861,475	$202,979,763	$211,394,019
Cash	62,936	318,327	—
Dividend and interest receivable	558,979	2,103,809	2,272,492
Prepaid expenses	46,847	46,351	45,954
Receivable for fund shares sold	9,727	244,682	551,354
Receivable from investment manager	—	4,213	—
Other assets	617	958	1,740
Total Assets	59,540,581	205,698,103	214,265,559
Liabilities:
Due to custodian	—	—	285,340
Payable for fund shares redeemed	183,548	898,062	943,577
Other accrued expenses	59,198	34,907	102,223
Distribution payable	15,944	56,965	47,661
Distribution fees payable to affiliates	10,532	16,205	29,938
Administration expenses payable to affiliates	10,321	10,403	10,559
Investment management fees payable to affiliates	2,694	—	49,393
Payable for securities purchased	—	1,250,000	—
Total Liabilities	282,237	2,266,542	1,468,691
Total Net Assets	$59,258,344	$203,431,561	$212,796,868

Net Assets Consist of:
Paid-in capital	$68,390,897	$216,982,528	$235,965,388
Total distributable earnings (loss)	(9,132,553)	(13,550,967)	(23,168,520)
Total Net Assets	$59,258,344	$203,431,561	$212,796,868

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value

Class A:
Net assets	$45,650,314	$69,092,626	$127,477,211
Shares of beneficial interest outstanding, unlimited authorization, no par	4,669,039	6,467,107	12,851,708
Net asset value per share	$9.78	$10.68	$9.92
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.24	$11.18	$10.39

Class C:
Net assets	$833,939	$2,000,809	$3,110,868
Shares of beneficial interest outstanding, unlimited authorization, no par	85,077	186,893	312,831
Net asset value per share	$9.80	$10.71	$9.94

Institutional Class:
Net assets	$12,774,091	$132,338,126	$82,208,789
Shares of beneficial interest outstanding, unlimited authorization, no par	1,306,646	12,384,422	8,287,994
Net asset value per share	$9.78	$10.69	$9.92

*Investments, at cost	$65,980,200	$213,740,691	$225,884,424

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$119,243,205	$198,079,187	$376,367,139
Cash	—	1,278,665	342,737
Dividend and interest receivable	1,413,153	2,185,252	4,318,383
Receivable for fund shares sold	190,742	360,432	311,711
Prepaid expenses	62,258	44,646	46,566
Other assets	967	1,461	3,181
Total Assets	120,910,325	201,949,643	381,389,717
Liabilities:
Due to custodian	108,321	—	—
Payable for fund shares redeemed	230,256	430,111	794,744
Other accrued expenses	69,001	93,593	172,564
Investment management fees payable to affiliates	32,908	46,464	105,437
Distribution fees payable to affiliates	17,771	30,043	73,235
Distribution payable	14,019	92,778	115,923
Administration expenses payable to affiliates	10,398	10,493	10,866
Total Liabilities	482,674	703,482	1,272,769
Total Net Assets	$120,427,651	$201,246,161	$380,116,948

Net Assets Consist of:
Paid-in capital	$138,992,113	$214,213,000	$412,452,379
Total distributable earnings (loss)	(18,564,462)	(12,966,839)	(32,335,431)
Total Net Assets	$120,427,651	$201,246,161	$380,116,948

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Net Asset Value

Class A:
Net assets	$64,691,064	$130,791,392	$307,781,074
Shares of beneficial interest outstanding, unlimited authorization, no par	6,427,622	12,784,474	43,574,315
Net asset value per share	$10.06	$10.23	$7.06
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.53	$10.71	$7.39

Class C:
Net assets	$4,531,500	$2,757,355	$8,853,932
Shares of beneficial interest outstanding, unlimited authorization, no par	450,511	270,166	1,253,172
Net asset value per share	$10.06	$10.21	$7.07

Institutional Class:
Net assets	$51,205,087	$67,697,414	$63,481,942
Shares of beneficial interest outstanding, unlimited authorization, no par	5,086,418	6,622,757	8,994,275
Net asset value per share	$10.07	$10.22	$7.06

*Investments, at cost	$129,089,328	$208,335,531	$392,788,696

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2023

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,727,363	$7,825,398	$9,202,767

Expenses:
Management fees	328,969	972,747	1,191,018
Distribution expenses — Class A	126,380	171,930	333,035
Distribution expenses — Class C	9,395	21,469	38,455
Dividend disbursing and transfer agent fees and expenses	59,660	134,592	174,867
Accounting and administration expenses	43,450	55,703	59,290
Audit and tax fees	40,625	47,183	40,625
Registration fees	20,268	25,652	13,272
Custodian fees	15,063	18,014	23,955
Reports and statements to shareholders expenses	14,184	16,016	24,685
Legal fees	9,418	13,152	14,538
Trustees’ fees and expenses	3,617	6,566	10,074
Other	21,421	28,622	30,349
	692,450	1,511,646	1,954,163
Less expenses waived	(168,369)	(335,373)	(347,995)
Less expenses paid indirectly	(7)	(25)	(21)
Total operating expenses	524,074	1,176,248	1,606,147
Net Investment Income (Loss)	2,203,289	6,649,150	7,596,620

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,651,704)	(1,542,727)	(5,137,100)
Net change in unrealized appreciation (depreciation) on investments	(2,578,957)	(3,894,500)	(3,603,204)
Net Realized and Unrealized Gain (Loss)	(4,230,661)	(5,437,227)	(8,740,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,027,372)	$1,211,923	$(1,143,684)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Investment Income:
Interest	$4,904,146	$8,376,790	$18,008,599

Expenses:
Management fees	652,559	1,057,586	2,157,539
Distribution expenses — Class A	161,007	314,878	775,368
Distribution expenses — Class C	48,155	29,185	93,572
Dividend disbursing and transfer agent fees and expenses	98,929	135,438	323,116
Accounting and administration expenses	48,723	56,623	82,955
Audit and tax fees	40,624	40,624	40,625
Custodian fees	20,164	16,070	13,027
Reports and statements to shareholders expenses	15,450	23,002	47,632
Registration fees	10,056	25,053	19,268
Legal fees	9,941	12,965	27,685
Trustees’ fees and expenses	5,778	8,220	18,422
Other	23,038	34,029	35,670
	1,134,424	1,753,673	3,634,879
Less expenses waived	(201,333)	(351,681)	(450,820)
Less expenses paid indirectly	(7)	(67)	(70)
Total operating expenses	933,084	1,401,925	3,183,989
Net Investment Income (Loss)	3,971,062	6,974,865	14,824,610

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(2,376,811)	(2,131,943)	(10,953,077)
Net change in unrealized appreciation (depreciation) on investments	(2,403,529)	(4,834,624)	(3,634,903)
Net Realized and Unrealized Gain (Loss)	(4,780,340)	(6,966,567)	(14,587,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(809,278)	$8,298	$236,630

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,203,289	$2,351,650
Net realized gain (loss)	(1,651,704)	(457,665)
Net change in unrealized appreciation (depreciation)	(2,578,957)	(11,758,111)
Net increase (decrease) in net assets resulting from operations	(2,027,372)	(9,864,126)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,643,098)	(2,089,058)
Class C	(23,479)	(33,764)
Institutional Class	(500,798)	(767,658)
	(2,167,375)	(2,890,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,574,099	3,450,236
Class C	203,897	265,951
Institutional Class	4,382,454	11,245,008

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,466,847	1,904,687
Class C	23,475	32,694
Institutional Class	479,748	736,314
	10,130,520	17,634,890

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,153,564)	$(5,846,661)
Class C	(448,544)	(514,815)
Institutional Class	(9,951,656)	(12,026,164)
	(23,553,764)	(18,387,640)
Decrease in net assets derived from capital share transactions	(13,423,244)	(752,750)
Net Decrease in Net Assets	(17,617,991)	(13,507,356)

Net Assets:
Beginning of year	76,876,335	90,383,691
End of year	$59,258,344	$76,876,335

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,649,150	$4,229,613
Net realized gain (loss)	(1,542,727)	(1,460,722)
Net change in unrealized appreciation (depreciation)	(3,894,500)	(18,215,437)
Net increase (decrease) in net assets resulting from operations	1,211,923	(15,446,546)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,431,975)	(2,432,541)
Class C	(59,702)	(76,340)
Institutional Class	(4,027,340)	(1,926,235)
	(6,519,017)	(4,435,116)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,292,940	20,137,487
Class C	375,687	454,010
Institutional Class	90,167,613	71,643,689

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,227,676	2,220,247
Class C	58,605	73,058
Institutional Class	3,500,222	1,525,423
	108,622,743	96,053,914

Statements of changes in net assets

Delaware Tax-Free California Fund

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,852,977)	$(25,977,701)
Class C	(844,429)	(1,431,105)
Institutional Class	(37,873,243)	(30,974,449)
	(53,570,649)	(58,383,255)
Increase in net assets derived from capital share transactions	55,052,094	37,670,659
Net Increase in Net Assets	49,745,000	17,788,997

Net Assets:
Beginning of year	153,686,561	135,897,564
End of year	$203,431,561	$153,686,561

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,596,620	$6,853,984
Net realized gain (loss)	(5,137,100)	(2,049,598)
Net change in unrealized appreciation (depreciation)	(3,603,204)	(28,878,750)
Net increase (decrease) in net assets resulting from operations	(1,143,684)	(24,074,364)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,466,012)	(4,285,002)
Class C	(99,573)	(121,908)
Institutional Class	(2,867,680)	(2,423,301)
	(7,433,265)	(6,830,211)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,142,609	14,671,622
Class C	265,872	624,715
Institutional Class	32,457,083	48,683,482

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,097,868	3,898,619
Class C	97,526	120,257
Institutional Class	2,685,949	2,295,028
	46,746,907	70,293,723

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,503,738)	$(20,207,612)
Class C	(1,948,138)	(1,856,539)
Institutional Class	(32,101,650)	(34,252,508)
	(55,553,526)	(56,316,659)
Increase (decrease) in net assets derived from capital share transactions	(8,806,619)	13,977,064
Net Decrease in Net Assets	(17,383,568)	(16,927,511)

Net Assets:
Beginning of year	230,180,436	247,107,947
End of year	$212,796,868	$230,180,436

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,971,062	$3,528,605
Net realized gain (loss)	(2,376,811)	(2,007,208)
Net change in unrealized appreciation (depreciation)	(2,403,529)	(15,656,297)
Net increase (decrease) in net assets resulting from operations	(809,278)	(14,134,900)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,049,712)	(1,825,616)
Class C	(117,116)	(112,483)
Institutional Class	(1,697,616)	(1,570,088)
	(3,864,444)	(3,508,187)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,995,143	13,572,945
Class C	705,381	873,521
Institutional Class	21,898,695	28,883,730

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,953,262	1,745,380
Class C	116,674	109,662
Institutional Class	1,607,629	1,491,925
	43,276,784	46,677,163

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(18,952,998)	$(10,298,057)
Class C	(1,109,842)	(1,623,624)
Institutional Class	(19,749,321)	(24,398,399)
	(39,812,161)	(36,320,080)
Increase in net assets derived from capital share transactions	3,464,623	10,357,083
Net Decrease in Net Assets	(1,209,099)	(7,286,004)

Net Assets:
Beginning of year	121,636,750	128,922,754
End of year	$120,427,651	$121,636,750

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,974,865	$5,752,659
Net realized gain (loss)	(2,131,943)	(413,164)
Net change in unrealized appreciation (depreciation)	(4,834,624)	(26,046,535)
Net increase (decrease) in net assets resulting from operations	8,298	(20,707,040)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,350,900)	(4,051,766)
Class C	(78,647)	(86,390)
Institutional Class	(2,350,712)	(1,607,905)
	(6,780,259)	(5,746,061)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,930,760	10,730,406
Class C	548,305	727,697
Institutional Class	36,258,510	46,697,915

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,637,579	3,353,448
Class C	65,957	60,731
Institutional Class	2,018,704	1,436,549
	68,459,815	63,006,746

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,172,845)	$(25,585,926)
Class C	(1,546,228)	(1,126,545)
Institutional Class	(32,708,869)	(28,165,210)
	(59,427,942)	(54,877,681)
Increase in net assets derived from capital share transactions	9,031,873	8,129,065
Net Increase (Decrease) in Net Assets	2,259,912	(18,324,036)

Net Assets:
Beginning of year	198,986,249	217,310,285
End of year	$201,246,161	$198,986,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$14,824,610	$12,352,695
Net realized gain (loss)	(10,953,077)	(4,807,510)
Net change in unrealized appreciation (depreciation)	(3,634,903)	(52,099,049)
Net increase (decrease) in net assets resulting from operations	236,630	(44,553,864)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,855,458)	(11,150,166)
Class C	(280,340)	(292,574)
Institutional Class	(2,688,812)	(2,439,217)
	(14,824,610)	(13,881,957)

Capital Share Transactions:
Proceeds from shares sold:
Class A	90,808,169	109,442,517
Class C	1,929,675	1,733,363
Institutional Class	30,568,725	41,965,797

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,596,263	10,037,495
Class C	271,565	285,547
Institutional Class	2,610,502	2,360,450
	136,784,899	165,825,169

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(120,653,920)	$(118,594,370)
Class C	(3,528,529)	(3,825,938)
Institutional Class	(39,578,290)	(34,576,771)
	(163,760,739)	(156,997,079)
Increase (decrease) in net assets derived from capital share transactions	(26,975,840)	8,828,090
Net Decrease in Net Assets	(41,563,820)	(49,607,731)

Net Assets:
Beginning of year	421,680,768	471,288,499
End of year	$380,116,948	$421,680,768

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.40	$12.09	$11.55	$11.70	$11.24

0.33	0.30	0.31	0.33	0.37
(0.63)	(1.61)	0.55	(0.13)	0.46
(0.30)	(1.31)	0.86	0.20	0.83

(0.32)	(0.30)	(0.31)	(0.35)	(0.37)
— [2]	(0.08)	(0.01)	—	—
(0.32)	(0.38)	(0.32)	(0.35)	(0.37)

$9.78	$10.40	$12.09	$11.55	$11.70

(2.84)%	(11.06)%	7.51%	1.79%	7.51%

$45,650	$56,882	$66,710	$62,186	$62,033
0.84%	0.84%	0.84%	0.84%	0.84%
1.10%	1.01%	1.00%	1.01%	1.02%
3.31%	2.70%	2.60%	2.87%	3.29%
3.05%	2.53%	2.44%	2.70%	3.11%
22%	30%	19%	36%	31%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.43	$12.12	$11.58	$11.73	$11.27

0.26	0.22	0.22	0.24	0.28
(0.64)	(1.61)	0.55	(0.12)	0.46
(0.38)	(1.39)	0.77	0.12	0.74

(0.25)	(0.22)	(0.22)	(0.27)	(0.28)
— [2]	(0.08)	(0.01)	—	—
(0.25)	(0.30)	(0.23)	(0.27)	(0.28)

$9.80	$10.43	$12.12	$11.58	$11.73

(3.65)%	(11.70)%	6.70%	1.03%	6.70%

$834	$1,119	$1,527	$2,561	$3,100
1.59%	1.59%	1.59%	1.59%	1.59%
1.85%	1.76%	1.75%	1.76%	1.77%
2.56%	1.95%	1.85%	2.12%	2.54%
2.30%	1.78%	1.69%	1.95%	2.36%
22%	30%	19%	36%	31%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.40	$12.09	$11.55	$11.70	$11.24

0.36	0.33	0.34	0.36	0.39
(0.63)	(1.61)	0.55	(0.13)	0.46
(0.27)	(1.28)	0.89	0.23	0.85

(0.35)	(0.33)	(0.34)	(0.38)	(0.39)
— [2]	(0.08)	(0.01)	—	—
(0.35)	(0.41)	(0.35)	(0.38)	(0.39)

$9.78	$10.40	$12.09	$11.55	$11.70

(2.60)%	(10.84)%	7.78%	2.05%	7.78%

$12,774	$18,875	$22,147	$15,072	$14,136
0.59%	0.59%	0.59%	0.59%	0.59%
0.85%	0.76%	0.75%	0.76%	0.77%
3.56%	2.95%	2.85%	3.12%	3.54%
3.30%	2.78%	2.69%	2.95%	3.36%
22%	30%	19%	36%	31%

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.97	$12.64	$12.18	$12.49	$11.98

0.39	0.35	0.37	0.38	0.40
(0.30)	(1.65)	0.46	(0.20)	0.53
0.09	(1.30)	0.83	0.18	0.93

(0.38)	(0.35)	(0.37)	(0.38)	(0.40)
—	(0.02)	—	(0.11)	(0.02)
(0.38)	(0.37)	(0.37)	(0.49)	(0.42)

$10.68	$10.97	$12.64	$12.18	$12.49

0.87%	(10.48)%	6.88%	1.59%	7.99%

$69,093	$71,308	$86,059	$44,059	$42,203
0.81%	0.82%	0.86%	0.82%	0.82%
1.00%	0.99%	1.06%	1.03%	1.03%
3.62%	2.94%	2.95%	3.17%	3.36%
3.43%	2.77%	2.75%	2.96%	3.15%
22%	31%	14%	36%	32%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.00	$12.66	$12.21	$12.52	$12.00

0.31	0.26	0.27	0.29	0.32
(0.30)	(1.64)	0.45	(0.20)	0.54
0.01	(1.38)	0.72	0.09	0.86

(0.30)	(0.26)	(0.27)	(0.29)	(0.32)
—	(0.02)	—	(0.11)	(0.02)
(0.30)	(0.28)	(0.27)	(0.40)	(0.34)

$10.71	$11.00	$12.66	$12.21	$12.52

0.12%	(11.05)%	5.99%	0.83%	7.26%

$2,001	$2,479	$3,843	$6,829	$11,551
1.56%	1.57%	1.61%	1.57%	1.57%
1.75%	1.74%	1.81%	1.78%	1.78%
2.87%	2.19%	2.20%	2.42%	2.61%
2.68%	2.02%	2.00%	2.21%	2.40%
22%	31%	14%	36%	32%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.97	$12.64	$12.18	$12.49	$11.98

0.42	0.38	0.40	0.41	0.43
(0.29)	(1.65)	0.46	(0.20)	0.53
0.13	(1.27)	0.86	0.21	0.96

(0.41)	(0.38)	(0.40)	(0.41)	(0.43)
—	(0.02)	—	(0.11)	(0.02)
(0.41)	(0.40)	(0.40)	(0.52)	(0.45)

$10.69	$10.97	$12.64	$12.18	$12.49

1.22%	(10.26)%	7.14%	1.84%	8.25%

$132,338	$79,900	$45,996	$34,098	$44,646
0.56%	0.57%	0.61%	0.57%	0.57%
0.75%	0.74%	0.81%	0.78%	0.78%
3.87%	3.19%	3.20%	3.42%	3.61%
3.68%	3.02%	3.00%	3.21%	3.40%
22%	31%	14%	36%	32%

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.30	$11.70	$11.36	$11.48	$11.04

0.35	0.30	0.29	0.33	0.37
(0.39)	(1.40)	0.34	(0.12)	0.44
(0.04)	(1.10)	0.63	0.21	0.81

(0.34)	(0.30)	(0.29)	(0.33)	(0.37)
(0.34)	(0.30)	(0.29)	(0.33)	(0.37)

$9.92	$10.30	$11.70	$11.36	$11.48

(0.39)%	(9.49)%	5.64%	1.88%	7.48%

$127,477	$142,904	$164,258	$162,955	$167,136
0.82%	0.82%	0.83%	0.84%	0.84%
0.98%	0.96%	0.96%	0.96%	0.97%
3.43%	2.76%	2.54%	2.91%	3.31%
3.27%	2.62%	2.41%	2.79%	3.18%
34%	24%	10%	18%	16%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.32	$11.73	$11.39	$11.51	$11.07

0.27	0.22	0.21	0.24	0.29
(0.39)	(1.41)	0.34	(0.12)	0.44
(0.12)	(1.19)	0.55	0.12	0.73

(0.26)	(0.22)	(0.21)	(0.24)	(0.29)
(0.26)	(0.22)	(0.21)	(0.24)	(0.29)

$9.94	$10.32	$11.73	$11.39	$11.51

(1.14)%	(10.22)%	4.85%	1.12%	6.67%

$3,111	$4,845	$6,758	$8,121	$10,364
1.57%	1.57%	1.58%	1.59%	1.59%
1.73%	1.71%	1.71%	1.71%	1.72%
2.68%	2.01%	1.79%	2.16%	2.56%
2.52%	1.87%	1.66%	2.04%	2.43%
34%	24%	10%	18%	16%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.30	$11.70	$11.36	$11.48	$11.04

0.37	0.33	0.32	0.36	0.40
(0.39)	(1.40)	0.34	(0.12)	0.44
(0.02)	(1.07)	0.66	0.24	0.84

(0.36)	(0.33)	(0.32)	(0.36)	(0.40)
(0.36)	(0.33)	(0.32)	(0.36)	(0.40)

$9.92	$10.30	$11.70	$11.36	$11.48

(0.14)%	(9.27)%	5.91%	2.14%	7.74%

$82,209	$82,431	$76,092	$51,941	$42,317
0.57%	0.57%	0.58%	0.59%	0.59%
0.73%	0.71%	0.71%	0.71%	0.72%
3.68%	3.01%	2.79%	3.16%	3.56%
3.52%	2.87%	2.66%	3.04%	3.43%
34%	24%	10%	18%	16%

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.44	$11.91	$11.52	$11.65	$11.21

0.34	0.30	0.30	0.33	0.35
(0.39)	(1.47)	0.39	(0.13)	0.44
(0.05)	(1.17)	0.69	0.20	0.79

(0.33)	(0.30)	(0.30)	(0.33)	(0.35)
(0.33)	(0.30)	(0.30)	(0.33)	(0.35)

$10.06	$10.44	$11.91	$11.52	$11.65

(0.51)%	(10.00)%	6.03%	1.77%	7.19%

$64,691	$67,247	$71,345	$60,667	$55,480
0.86%	0.86%	0.86%	0.86%	0.86%
1.03%	1.01%	1.01%	1.02%	1.03%
3.27%	2.62%	2.53%	2.87%	3.11%
3.10%	2.47%	2.38%	2.71%	2.94%
25%	38%	17%	22%	14%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.44	$11.90	$11.51	$11.64	$11.20

0.26	0.21	0.21	0.24	0.27
(0.39)	(1.46)	0.39	(0.13)	0.44
(0.13)	(1.25)	0.60	0.11	0.71

(0.25)	(0.21)	(0.21)	(0.24)	(0.27)
(0.25)	(0.21)	(0.21)	(0.24)	(0.27)

$10.06	$10.44	$11.90	$11.51	$11.64

(1.26)%	(10.59)%	5.24%	1.00%	6.40%

$4,532	$4,997	$6,453	$8,819	$12,875
1.61%	1.61%	1.61%	1.61%	1.61%
1.78%	1.76%	1.76%	1.77%	1.78%
2.52%	1.87%	1.78%	2.12%	2.36%
2.35%	1.72%	1.63%	1.96%	2.19%
25%	38%	17%	22%	14%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.44	$11.91	$11.52	$11.65	$11.21

0.36	0.32	0.33	0.36	0.38
(0.38)	(1.47)	0.39	(0.13)	0.44
(0.02)	(1.15)	0.72	0.23	0.82

(0.35)	(0.32)	(0.33)	(0.36)	(0.38)
(0.35)	(0.32)	(0.33)	(0.36)	(0.38)

$10.07	$10.44	$11.91	$11.52	$11.65

(0.17)%	(9.77)%	6.29%	2.02%	7.46%

$51,205	$49,393	$51,125	$36,057	$35,157
0.61%	0.61%	0.61%	0.61%	0.61%
0.78%	0.76%	0.76%	0.77%	0.78%
3.52%	2.87%	2.78%	3.12%	3.36%
3.35%	2.72%	2.63%	2.96%	3.19%
25%	38%	17%	22%	14%

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.56	$12.06	$11.66	$11.86	$11.33

0.37	0.31	0.29	0.33	0.36
(0.34)	(1.50)	0.45	(0.14)	0.53
0.03	(1.19)	0.74	0.19	0.89

(0.36)	(0.31)	(0.29)	(0.33)	(0.36)
—	— [2]	(0.05)	(0.06)	—
(0.36)	(0.31)	(0.34)	(0.39)	(0.36)

$10.23	$10.56	$12.06	$11.66	$11.86

0.29%	(9.96)%	6.46%	1.68%	8.00%

$130,791	$130,721	$161,593	$42,514	$36,058
0.80%	0.80%	0.83%	0.80%	0.80%
0.98%	0.97%	1.01%	1.05%	1.07%
3.56%	2.78%	2.47%	2.86%	3.12%
3.38%	2.61%	2.29%	2.61%	2.85%
24%	30%	13%	31%	21%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.53	$12.03	$11.63	$11.83	$11.30

0.29	0.23	0.21	0.24	0.27
(0.33)	(1.50)	0.45	(0.14)	0.53
(0.04)	(1.27)	0.66	0.10	0.80

(0.28)	(0.23)	(0.21)	(0.24)	(0.27)
—	— [2]	(0.05)	(0.06)	—
(0.28)	(0.23)	(0.26)	(0.30)	(0.27)

$10.21	$10.53	$12.03	$11.63	$11.83

(0.37)%	(10.66)%	5.68%	0.92%	7.20%

$2,757	$3,818	$4,720	$7,037	$13,459
1.55%	1.55%	1.58%	1.55%	1.55%
1.73%	1.72%	1.76%	1.80%	1.82%
2.81%	2.02%	1.72%	2.11%	2.37%
2.63%	1.85%	1.54%	1.86%	2.10%
24%	30%	13%	31%	21%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.55	$12.06	$11.66	$11.85	$11.33

0.39	0.34	0.32	0.36	0.38
(0.34)	(1.51)	0.45	(0.13)	0.52
0.05	(1.17)	0.77	0.23	0.90

(0.38)	(0.34)	(0.32)	(0.36)	(0.38)
—	— [2]	(0.05)	(0.06)	—
(0.38)	(0.34)	(0.37)	(0.42)	(0.38)

$10.22	$10.55	$12.06	$11.66	$11.85

0.54%	(9.82)%	6.73%	2.03%	8.17%

$67,698	$64,447	$50,997	$38,394	$39,363
0.55%	0.55%	0.58%	0.55%	0.55%
0.73%	0.72%	0.76%	0.80%	0.82%
3.81%	3.03%	2.72%	3.11%	3.37%
3.63%	2.86%	2.54%	2.86%	3.10%
24%	30%	13%	31%	21%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$7.31	$8.34	$8.06	$8.25	$7.93

0.27	0.22	0.23	0.25	0.28
(0.25)	(1.00)	0.32	(0.11)	0.32
0.02	(0.78)	0.55	0.14	0.60

(0.27)	(0.22)	(0.23)	(0.25)	(0.28)
—	(0.03)	(0.04)	(0.08)	—
(0.27)	(0.25)	(0.27)	(0.33)	(0.28)

$7.06	$7.31	$8.34	$8.06	$8.25

0.29%	(9.59)%	7.04%	1.72%	7.72%

$307,781	$338,811	$384,915	$364,480	$376,965
0.84%	0.84%	0.83%	0.83%	0.85%
0.95%	0.94%	0.92%	0.92%	0.93%
3.75%	2.75%	2.86%	3.09%	3.49%
3.64%	2.65%	2.77%	3.00%	3.41%
35%	47%	32%	40%	23%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$7.31	$8.34	$8.06	$8.25	$7.93

0.21	0.16	0.17	0.19	0.22
(0.24)	(1.00)	0.32	(0.11)	0.32
(0.03)	(0.84)	0.49	0.08	0.54

(0.21)	(0.16)	(0.17)	(0.19)	(0.22)
—	(0.03)	(0.04)	(0.08)	—
(0.21)	(0.19)	(0.21)	(0.27)	(0.22)

$7.07	$7.31	$8.34	$8.06	$8.25

(0.33)%	(10.27)%	6.24%	0.95%	6.91%

$8,854	$10,540	$14,040	$19,009	$25,065
1.59%	1.59%	1.59%	1.59%	1.61%
1.70%	1.69%	1.68%	1.68%	1.69%
3.00%	1.99%	2.10%	2.33%	2.73%
2.89%	1.89%	2.01%	2.24%	2.65%
35%	47%	32%	40%	23%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$7.31	$8.33	$8.05	$8.25	$7.92

0.29	0.24	0.25	0.27	0.30
(0.25)	(0.99)	0.32	(0.12)	0.33
0.04	(0.75)	0.57	0.15	0.63

(0.29)	(0.24)	(0.25)	(0.27)	(0.30)
—	(0.03)	(0.04)	(0.08)	—
(0.29)	(0.27)	(0.29)	(0.35)	(0.30)

$7.06	$7.31	$8.33	$8.05	$8.25

0.53%	(9.26)%	7.31%	1.84%	8.12%

$63,482	$72,330	$72,333	$55,919	$47,241
0.59%	0.59%	0.59%	0.59%	0.61%
0.70%	0.69%	0.68%	0.68%	0.69%
4.00%	2.99%	3.10%	3.33%	3.73%
3.89%	2.89%	3.01%	3.24%	3.65%
35%	47%	32%	40%	23%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds	August 31, 2023

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund or Delaware Tax-Free Pennsylvania Fund you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2023, and for all open tax years (years ended August 31, 2020–August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued)

expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2022 (except as noted) through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
Fund	daily net assets
Delaware Tax-Free Arizona Fund	0.59%
Delaware Tax-Free California Fund	0.55%*
Delaware Tax-Free Colorado Fund	0.57%
Delaware Tax-Free Idaho Fund	0.61%
Delaware Tax-Free New York Fund	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%

*Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense limitation for Delaware Tax-Free California Fund was 0.57%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets for the period September 1, 2022 (except as noted) through December 29, 2023 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Tax-Free Arizona Fund	0.84%	1.59%	0.59%
Delaware Tax-Free California Fund	0.80%**	1.55%**	0.55%**
Delaware Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Delaware Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Delaware Tax-Free New York Fund	0.80%	1.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.84%	1.59%	0.59%

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

**Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense limitation were as follows for Class A, Class C and Institutional Class, respectively: 0.82%, 1.57% and 0.57%.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$5,938
Delaware Tax-Free California Fund	9,231
Delaware Tax-Free Colorado Fund	10,388
Delaware Tax-Free Idaho Fund	7,503
Delaware Tax-Free New York Fund	9,675
Delaware Tax-Free Pennsylvania Fund	15,571

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$4,149
Delaware Tax-Free California Fund	11,195
Delaware Tax-Free Colorado Fund	13,675
Delaware Tax-Free Idaho Fund	7,497
Delaware Tax-Free New York Fund	12,147

Fund	Fees
Delaware Tax-Free Pennsylvania Fund	$24,771

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,911
Delaware Tax-Free California Fund	5,586
Delaware Tax-Free Colorado Fund	6,568
Delaware Tax-Free Idaho Fund	6,291
Delaware Tax-Free New York Fund	6,085
Delaware Tax-Free Pennsylvania Fund	11,371

For the year ended August 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Arizona Fund	$320
Delaware Tax-Free California Fund	2,738

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Class A
Delaware Tax-Free Colorado Fund	$2,943
Delaware Tax-Free Idaho Fund	4,663
Delaware Tax-Free New York Fund	4,632
Delaware Tax-Free Pennsylvania Fund	5,825

For the year ended August 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$3,848	$—
Delaware Tax-Free California Fund	1,132	323
Delaware Tax-Free Colorado Fund	21,766	415
Delaware Tax-Free Idaho Fund	3,593	539
Delaware Tax-Free New York Fund	2,143	340
Delaware Tax-Free Pennsylvania Fund	10,346	225

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona Fund	$1,000,000	$—	$—
Delaware Tax-Free California Fund	1,000,022	2,300,266	—
Delaware Tax-Free Colorado Fund	100,003	—	—
Delaware Tax-Free New York Fund	—	850,107	—

Delaware Tax-Free Idaho Fund and Delaware Tax-Free Pennsylvania Fund did not engage in Rule 17a-7 securities purchases and/or securities sales for the year ended August 31, 2023.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the year ended August 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$14,113,779	$27,129,063
Delaware Tax-Free California Fund	98,467,252	36,900,296
Delaware Tax-Free Colorado Fund	72,068,498	77,424,877
Delaware Tax-Free Idaho Fund	35,979,334	28,906,521
Delaware Tax-Free New York Fund	53,838,114	45,460,515
Delaware Tax-Free Pennsylvania Fund	134,214,466	165,314,483

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free Arizona Fund	$65,912,022	$282,204	$(7,332,751)	$(7,050,547)
Delaware Tax-Free California Fund	213,864,204	1,581,893	(12,466,334)	(10,884,441)
Delaware Tax-Free Colorado Fund	226,542,790	1,789,138	(16,937,909)	(15,148,771)
Delaware Tax-Free Idaho Fund	129,492,165	808,947	(11,057,907)	(10,248,960)
Delaware Tax-Free New York Fund	208,512,729	2,371,771	(12,805,313)	(10,433,542)
Delaware Tax-Free Pennsylvania Fund	392,833,927	4,278,476	(20,745,264)	(16,466,788)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 —	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 —	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 —	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2023:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$58,461,475
Short-Term Investments	400,000
Total Value of Securities	$58,861,475

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$200,229,763
Short-Term Investments	2,750,000
Total Value of Securities	$202,979,763
	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$209,643,371	$209,643,371
Short-Term Investments	375,648	1,375,000	1,750,648
Total Value of Securities	$375,648	$211,018,371	$211,394,019
	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$118,450,095	$118,450,095
Short-Term Investments	793,110	—	793,110
Total Value of Securities	$793,110	$118,450,095	$119,243,205
Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$194,249,187
Short-Term Investments	3,830,000
Total Value of Securities	$198,079,187
Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$374,367,139
Short-Term Investments	2,000,000
Total Value of Securities	$376,367,139

During the year ended August 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Fund’s net assets. As of August 31, 2023, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2023 and 2022 were as follows:

			Long-term
	Tax-exempt	Ordinary	capital	Distributions in
	income	income	gains	excess of income	Total
Year ended August 31, 2023:
Delaware Tax-Free Arizona Fund	$2,159,007	$8,368	$—	$—	$2,167,375
Delaware Tax-Free California Fund	6,497,314	21,703	—	—	6,519,017
Delaware Tax-Free Colorado Fund	7,420,640	12,625	—	—	7,433,265
Delaware Tax-Free Idaho Fund	3,861,880	2,564	—	—	3,864,444
Delaware Tax-Free New York Fund	6,617,949	162,310	—	—	6,780,259
Delaware Tax-Free Pennsylvania Fund	14,540,382	284,228	—	—	14,824,610

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

4. Dividend and Distribution Information (continued)

			Long-term
	Tax-exempt	Ordinary	capital	Distributions in
	income	income	gains	excess of income	Total
Year ended August 31, 2022:
Delaware Tax-Free Arizona Fund	$2,345,122	$107,751	$437,607	$—	$2,890,480
Delaware Tax-Free California Fund	4,206,176	15,908	213,032	—	4,435,116
Delaware Tax-Free Colorado Fund	6,829,954	257	—	—	6,830,211
Delaware Tax-Free Idaho Fund	3,504,976	—	—	3,211	3,508,187
Delaware Tax-Free New York Fund	5,691,604	887	53,570	—	5,746,061
Delaware Tax-Free Pennsylvania Fund	12,165,258	1,663,148	—	53,551	13,881,957

5. Components of Net Assets on a Tax Basis

As of August 31, 2023, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Shares of beneficial interest	$68,390,897	$216,982,528	$235,965,388
Undistributed tax-exempt income	7,275	88,132	400,217
Distributions payable	(15,944)	(56,965)	(47,661)
Capital loss carryforwards	(2,073,337)	(2,697,693)	(8,372,305)
Unrealized appreciation (depreciation) of investments	(7,050,547)	(10,884,441)	(15,148,771)
Net assets	$59,258,344	$203,431,561	$212,796,868

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Shares of beneficial interest	$138,992,113	$214,213,000	$412,452,379
Undistributed tax-exempt income	486	359,804	7,868
Distributions payable	(14,019)	(92,778)	(115,923)
Capital loss carryforwards	(8,301,969)	(2,800,323)*	(15,760,588)
Unrealized appreciation (depreciation) of investments	(10,248,960)	(10,433,542)	(16,466,788)
Net assets	$120,427,651	$201,246,161	$380,116,948

* A portion of the Fund’s capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2023, the Funds had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, each Fund has capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$716,403	$1,356,934	$2,073,337
Delaware Tax-Free California Fund	1,683,951	1,013,742	2,697,693
Delaware Tax-Free Colorado Fund	5,164,789	3,207,516	8,372,305
Delaware Tax-Free Idaho Fund	4,816,396	3,485,573	8,301,969
Delaware Tax-Free New York Fund	1,445,209	1,355,114	2,800,323
Delaware Tax-Free Pennsylvania Fund	7,316,673	8,443,915	15,760,588

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year ended		Year ended		Year ended
	8/31/23	8/31/22	8/31/23	8/31/22	8/31/23	8/31/22
Shares sold:
Class A	355,524	300,220	1,148,802	1,745,483	708,020	1,335,477
Class C	19,939	24,116	34,458	38,036	26,393	55,260
Institutional Class	439,574	1,007,938	8,325,544	6,229,536	3,225,993	4,468,748

Shares issued upon reinvestment of dividends and distributions:
Class A	146,699	168,065	207,624	187,969	408,205	355,561
Class C	2,342	2,871	5,457	6,147	9,701	10,933
Institutional Class	48,027	64,976	325,448	130,790	267,560	209,604
	1,012,105	1,568,186	10,047,333	8,337,961	4,645,872	6,435,583

Shares redeemed:
Class A	(1,301,114)	(519,951)	(1,387,649)	(2,244,604)	(2,142,669)	(1,850,043)
Class C	(44,564)	(45,692)	(78,456)	(122,243)	(192,575)	(172,957)
Institutional Class	(995,521)	(1,090,512)	(3,546,840)	(2,718,798)	(3,210,723)	(3,176,192)
	(2,341,199)	(1,656,155)	(5,012,945)	(5,085,645)	(5,545,967)	(5,199,192)
Net increase (decrease)	(1,329,094)	(87,969)	5,034,388	3,252,316	(900,095)	1,236,391

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Year ended		Year ended		Year ended
	8/31/23	8/31/22	8/31/23	8/31/22	8/31/23	8/31/22
Shares sold:
Class A	1,656,764	1,222,948	2,493,095	967,256	12,904,727	14,365,895
Class C	68,969	74,579	52,421	65,179	269,783	217,372
Institutional Class	2,147,615	2,537,889	3,512,151	4,263,727	4,359,438	5,473,407

Shares issued upon reinvestment of dividends and distributions:
Class A	191,593	156,483	353,002	297,179	1,490,669	1,283,255
Class C	11,454	9,851	6,418	5,413	38,195	36,449
Institutional Class	157,640	133,514	195,980	127,769	367,405	302,064
	4,234,035	4,135,264	6,613,067	5,726,523	19,430,217	21,678,442

Shares redeemed:
Class A	(1,861,186)	(930,517)	(2,443,964)	(2,279,699)	(17,159,399)	(15,469,049)
Class C	(108,766)	(147,945)	(151,146)	(100,403)	(495,977)	(495,841)
Institutional Class	(1,948,199)	(2,234,652)	(3,195,136)	(2,511,065)	(5,632,202)	(4,556,076)
	(3,918,151)	(3,313,114)	(5,790,246)	(4,891,167)	(23,287,578)	(20,520,966)
Net increase (decrease)	315,884	822,150	822,821	835,356	(3,857,361)	1,157,476

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and above and on the “Statements of changes in net assets.” For the years ended August 31, 2023 and 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Year ended
8/31/23	—	—	29,308	29,308	—	$287,804
8/31/22	8,660	4,736	—	—	13,404	157,073
Delaware Tax-Free California Fund
Year ended
8/31/23	2,606	—	—	—	2,606	28,713

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

6. Capital Shares (continued)

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Colorado Fund
Year ended
8/31/23	74,673	2,690	2,116	4,815	74,673	$798,445
8/31/22	28,759	29,958	—	—	58,786	624,114

Delaware Tax-Free Idaho Fund*
Year ended
8/31/22	—	2,774	—	868	1,906	31,924

Delaware Tax-Free New York Fund
Year ended
8/31/23	20,232	6,789	—	6,785	20,252	273,391
8/31/22	2,825	299	—	298	2,833	37,182

Delaware Tax-Free Pennsylvania Fund
Year ended
8/31/23	105,897	28,025	—	28,056	105,970	955,662
8/31/22	59,419	9,495	—	9,502	59,480	539,221

*Delaware Tax-Free Idaho Fund did not have any exchange transactions for the year ended August 31, 2023.

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022. The Agreement was extended to October 30, 2023.

Each Fund had no amounts outstanding as of August 31, 2023, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

8. Geographic, Credit, and Market Risks (continued)

combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II and Delaware Group® State Tax-Free Income Trust and Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Pennsylvania Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund (three of the funds constituting Voyageur Mutual Funds), Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) and Delaware Tax-Free Pennsylvania Fund (constituting Delaware Group® State Tax-Free Income Trust) (hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 20, 2023

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2023, each Fund reports distributions paid during the year as follows:

	(A)	(B)
	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Arizona Fund	0.39%	99.61%	100.00%
Delaware Tax-Free California Fund	0.33%	99.67%	100.00%
Delaware Tax-Free Colorado Fund	0.17%	99.83%	100.00%
Delaware Tax-Free Idaho Fund	0.07%	99.93%	100.00%
Delaware Tax-Free New York Fund	2.39%	97.61%	100.00%
Delaware Tax-Free Pennsylvania Fund	1.92%	98.08%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Pennsylvania Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term ending January 30, 2024. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2022.

Delaware Tax-Free Arizona Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the fourth, third, second, and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe and for the 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund slightly outperformed its benchmark index for the 10-year period and underperformed its benchmark index for the 1-, 3- and 5-year periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware Tax-Free California Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe and for the 3- and 5-year and since inception periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year and since inception periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the since inception period and underperformed its benchmark index for the 1-, 3- and 5-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Delaware Tax-Free Colorado Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth and second quartile, respectively, of its Performance Universe and for the 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year and since inception periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the since inception period and underperformed its benchmark index for the 1-, 3- and 5-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

Delaware Tax-Free Idaho Fund. The Performance Universe for the Fund consisted of the Fund all retail and institutional “other states” municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth and first quartile, respectively, and for the 3-year and since inception periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3- and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and its Performance Universe for the 1-year period.

Delaware Tax-Free New York Fund. The Performance Universe for the Fund consisted of the Fund all retail and institutional New York municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe and for the 3- and 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3- and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods and outperformed its benchmark index for the since inception period. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board also noted that the Fund added a portfolio manager in May 2023. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Delaware Tax-Free Pennsylvania Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe and for the 3- and 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3- and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods and outperformed its benchmark index for the since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Tax-Free Arizona Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free California Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free Colorado Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free Idaho Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free New York Fund. The expense comparisons for the Fund showed that its actual management fee below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free Pennsylvania Fund. The expense comparisons for the Fund showed that its actual management fee above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	105	Macquarie Asset Management[3] (2015–Present) -Global Head of Macquarie Asset Management Public Investments (2019–Present) -Head of Americas of Macquarie Group (2017–Present)	None

					Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	105	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	105	Private Investor
				(2011–Present) State Street Bank and Trust Company (1996-2011) -Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	105	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	105	Drexel University -President (2010–Present)	Federal Reserve Bank of Philadelphia (2020–Present) Kresge Foundation (2018-Present) FS Credit Real Estate Income Trust, Inc. (2018–Present) vTv Therapeutics Inc.
(2017–Present) Community Health Systems (2004–Present) Drexel Morgan & Co.
(2015–2019)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	105	University of Oklahoma -President
(2020–Present) -Interim President (2019–2020) -Vice President and Dean, College of Law (2010–2019) Brookhaven Investments LLC (commercial enterprises) -Managing Member
(2019–Present) St. Clair, LLC (commercial enterprises) -Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Sandra A.J.	Trustee	Since April 2019[4]	105	Children’s Mercy	Brixmor Property
Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Group Inc.
(2021-Present) Sera Prognostics Inc. (biotechnology) (2021-Present) Recology (resource recovery)
(2021-2023) Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies)
(2018-Present) National Association of Corporate
Directors (2017-Present) American Shared Hospital Services (medical device) (2017-2021) Ivy Funds Complex (2019-2021)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	105	Banco Itaú International -Chief Executive Officer (2012–2016) Bank of America, U.S. Trust Private Wealth -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc. (2023-Present) Florida Chapter of National Association of Corporate Directors
(2021-Present) Callon Petroleum Company
(2019-Present) Camden Property Trust (2011-Present) New Senior Investment Group Inc. (REIT) (2021) Carrizo Oil & Gas, Inc.
(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	105	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Gore Creek Capital, Ltd. -Chief Executive Officer and President
(2009–Present) Capital Z Asset Management -Chief Executive Officer
(2008-2009) California Public Employees’ Retirement System (CalPERS) -Senior Investment Officer of Global Equity
6(2002-2008)	The Merger Fund (2013–2021), The Merger Fund VL (2013–2021), WCM Alternatives: Event-Driven Fund
(2013–2021), and WCM Alternatives: Credit Event Fund
(2017–2021) Grange Insurance
(2013–Present) H&R Block Corporation
(2008–2022) International Securities Exchange (2010-2018) Vassar College Trustee (2006-2018)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

					Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	105	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Temple University Hospital (2017-Present) Pennsylvania State System of Higher Education (2018-Present)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	105	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	105	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

Other
			Number of	Principal	Directorships
Name,	Position(s)		Funds in Fund	Occupation(s)	Held by Trustee
Address,	Held with	Length of Time	Complex Overseen	During the	During the
and Birth Year	the Trust	Served[1]	by Trustee	Past Five Years	Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	105	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

5 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.       An understanding of generally accepted accounting principles and financial statements;

b.       The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.       Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.       An understanding of internal controls and procedures for financial reporting; and

e.       An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.       Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.       Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.       Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.       Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Sandra A.J. Lawrence

Frances Sevilla-Sacasa, Chair

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $194,944 for the fiscal year ended August 31, 2023.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $194,944 for the fiscal year ended August 31, 2022.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2023.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $1,362,878 for the registrant’s fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $26,485 for the fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $26,485 for the fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2023.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $24,428,000 and $9,044,000 for the registrant’s fiscal years ended August 31, 2023 and August 31, 2022, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

(i) Not applicable.

(j) Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2023

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2023